UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(3)—52.1%
Equity Funds—43.1%
Virtus Duff & Phelps Global Infrastructure Fund Class I	552,495	$8,144
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	162,117	4,536
Virtus Duff & Phelps International Real Estate Securities Fund Class I	753,384	5,040
Virtus Duff & Phelps Real Estate Securities Fund Class I	108,832	3,267

		20,987

Fixed Income Fund—9.0%
Virtus Newfleet Senior Floating Rate Fund Class I	466,723	4,401

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $18,307)		25,388

EXCHANGE-TRADED FUNDS(3)—46.9%
Global X Uranium Index Fund	1,538	20
iShares S&P North American Natural Resources Sector Index Fund	262,616	8,315
PowerShares DB Commodity Index Tracking Fund(2)	450,108	6,504
PowerShares DB G10 Currency Harvest Fund(2)	188,728	4,605
Vaneck Vectors Agribusiness Index Fund	35,066	1,929
Vaneck Vectors Coal Index Fund	114,071	1,510

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $21,879)		22,883

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $40,186)		48,271

TOTAL INVESTMENTS—99.0% (Identified Cost $40,186)		48,271	(1)

Other assets and liabilities, net—1.0%		468

NET ASSETS—100.0%		$48,739

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Fund	$25,388	$25,388
Exchange-Traded Funds	22,883	22,883

Total Investments	$48,271	$48,271

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%
Energy—18.4%
Antero Midstream GP LP (United States)(2)	45,745	$1,005
Cheniere Energy, Inc. (United States)(2)	24,280	1,183
Enbridge, Inc. (Canada)	83,208	3,313
Kinder Morgan, Inc. (United States)	200,920	3,850
ONEOK, Inc. (United States)	31,090	1,622
Pembina Pipeline Corp. (Canada)	40,375	1,337
Plains GP Holdings LP Class A (United States)	40,155	1,050
Tallgrass Energy GP LP (United States)	41,915	1,066
Targa Resources Corp. (United States)	21,405	968
TransCanada Corp. (Canada)	84,080	4,008
Williams Cos., Inc. (The) (United States)	61,245	1,854

		21,256

Industrials—30.7%
Aena SA (Spain)(3)	16,220	3,165
Aeroports de Paris (France)	13,660	2,204
Atlantia SpA (Italy)	213,676	6,013
Auckland International Airport Ltd. (New Zealand)	539,594	2,819
Canadian National Railway Co. (Canada)	30,805	2,497
CSX Corp. (United States)	56,245	3,069
East Japan Railway Co. (Japan)	11,930	1,140
Ferrovial SA (Spain)	61,430	1,364
Flughafen Zuerich AG Registered Shares (Switzerland)	9,355	2,297
Norfolk Southern Corp. (United States)	10,050	1,223
Transurban Group (Australia)	770,860	7,021
Union Pacific Corp. (United States)	13,060	1,422
Vinci SA (France)	15,785	1,347

		35,581

Real Estate—7.2%
American Tower Corp. (United States)	35,130	4,648
Crown Castle International Corp. (United States)	36,630	3,670

		8,318

Telecommunication Services—2.6%
Cellnex Telecom SA (Spain)(3)	81,420	1,680
TELUS Corp. (Canada)	40,090	1,384

		3,064

Utilities—39.9%
ALLETE, Inc. (United States)	15,230	1,092
American Electric Power Co., Inc. (United States)	45,110	3,134

	SHARES	VALUE
Utilities—(continued)
American Water Works Co., Inc. (United States)	31,055	$2,421
Aqua America, Inc. (United States)	33,615	1,119
Atmos Energy Corp. (United States)	22,785	1,890
Black Hills Corp. (United States)	21,590	1,457
CenterPoint Energy, Inc. (United States)	31,070	851
CMS Energy Corp. (United States)	31,165	1,441
Dominion Energy, Inc. (United States)	33,095	2,536
DTE Energy Co. (United States)	22,645	2,396
Edison International (United States)	19,415	1,518
Emera, Inc. (Canada)	35,720	1,328
Engie SA (France)	74,900	1,130
Exelon Corp. (United States)	22,770	821
Fortis, Inc. (Canada)	34,365	1,208
Iberdrola SA (Spain)	192,835	1,527
National Grid plc (United Kingdom)	193,471	2,398
NextEra Energy, Inc. (United States)	36,585	5,127
NiSource, Inc. (United States)	77,890	1,975
ONE Gas, Inc. (United States)	13,930	972
PG&E Corp. (United States)	43,390	2,880
Sempra Energy (United States)	32,185	3,629
Spire, Inc. (United States)	12,640	882
Vectren Corp. (United States)	20,370	1,190
Xcel Energy, Inc. (United States)	28,340	1,300

		46,222

TOTAL COMMON STOCKS (Identified Cost $99,335)		114,441

TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $99,335)		114,441

TOTAL INVESTMENTS—98.8% (Identified Cost $99,335)		114,441	(1)
Other assets and liabilities, net—1.2%		1,355

NET ASSETS—100.0%		$115,796

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $4,845 or 4.2% of net assets.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United States	57%
Canada	13
Spain	7
Australia	6
Italy	5
France	4
New Zealand	3
Other	5

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$114,441	$114,441

Total Investments	$114,441	$114,441

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $9,840 were transferred from Level 2 into Level 1.

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Australia—4.7%
Dexus Property Group	134,339	$979
GPT Group (The)—In Specie(2)(3)(5)	13,566	—	(6)
National Storage REIT	2,135,000	2,478
Scentre Group	898,389	2,796
Westfield Corp.	428,350	2,644

		8,897

Austria—0.3%
Atrium European Real Estate Ltd.(2)	154,777	691

Canada—3.0%
Allied Properties Real Estate Investment Trust	67,885	2,037
Canadian Real Estate Investment Trust	22,475	795
First Capital Realty, Inc.	63,880	973
RioCan Real Estate Investment Trust	100,662	1,869

		5,674

Finland—0.5%
Citycon OYJ	387,232	1,016

France—2.2%
Klepierre	65,620	2,690
Mercialys SA	73,150	1,431

		4,121

Germany—5.9%
ADO Properties SA(4)	72,542	3,069
Deutsche Wohnen AG	58,775	2,248
TLG Immobilien AG	128,900	2,635
Vonovia SE	83,948	3,333

		11,285

Hong Kong—2.0%
Hysan Development Co., Ltd.	106,000	506
Link REIT	425,504	3,237

		3,743

Japan—5.8%
GLP J-REIT	1,052	1,133
Hulic Co., Ltd.	131,900	1,345
Invincible Investment Corp.	1,735	745
Japan Real Estate Investment Corp.	218	1,084
Kenedix Office Investment Corp.	204	1,088
Kenedix Retail REIT Corp.	571	1,205

	SHARES	VALUE
Japan—(continued)
LaSalle Logiport REIT	1,011	$1,018
Nippon Building Fund, Inc.	217	1,107
Nippon Prologis REIT, Inc.	593	1,262
United Urban Investment Corp.	688	982

		10,969

Mexico—0.3%
Prologis Property Mexico SA de CV	328,800	622

Netherlands—2.2%
Unibail-Rodamco SE	16,648	4,196

Norway—0.9%
Entra ASA(4)	132,500	1,650

Singapore—0.6%
CapitaLand Mall Trust	432,450	621
Global Logistic Properties Ltd.	222,500	462

		1,083

Spain—2.2%
Axiare Patrimonio SOCIMI SA	89,319	1,526
Hispania Activos Inmobiliarios SOCIMI SA	164,318	2,717

		4,243

Sweden—0.9%
Castellum AB	124,410	1,827

United Kingdom—6.5%
Big Yellow Group plc	115,728	1,194
British Land Co. plc (The)	143,500	1,132
Derwent London plc	31,910	1,103
Great Portland Estates plc	113,312	881
Hammerson plc	153,420	1,148
Land Securities Group plc	108,131	1,427
Safestore Holdings plc	218,557	1,199
Segro plc	275,628	1,756
UNITE Group plc (The)	300,900	2,543

		12,383

United States—60.9%
Alexandria Real Estate Equities, Inc.	37,400	4,506
American Campus Communities, Inc.	46,738	2,211
American Homes 4 Rent Class A	169,750	3,831
Apartment Investment & Management Co. Class A	87,800	3,773

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
AvalonBay Communities, Inc.	23,765	$4,567
Boston Properties, Inc.	23,328	2,870
Brixmor Property Group, Inc.	138,633	2,479
CoreSite Realty Corp.	13,200	1,367
Cousins Properties, Inc.	256,400	2,254
CubeSmart	147,975	3,557
CyrusOne, Inc.	27,500	1,533
DCT Industrial Trust, Inc.	73,298	3,917
Digital Realty Trust, Inc.	42,050	4,749
Douglas Emmett, Inc.	76,995	2,942
Duke Realty Corp.	102,531	2,866
Equinix, Inc.	1,500	644
Equity LifeStyle Properties, Inc.	22,746	1,964
Equity Residential	58,515	3,852
Essex Property Trust, Inc.	12,427	3,197
Extra Space Storage, Inc.	39,745	3,100
Federal Realty Investment Trust	19,900	2,515
GGP, Inc.	36,719	865
Healthcare Realty Trust, Inc.	51,821	1,770
Healthcare Trust of America, Inc. Class A	105,000	3,267
Highwoods Properties, Inc.	49,406	2,505
Host Hotels & Resorts, Inc.	72,708	1,328
Kilroy Realty Corp.	45,822	3,443
Paramount Group, Inc.	151,440	2,423
Pebblebrook Hotel Trust	36,509	1,177
Prologis, Inc.	117,098	6,867
Public Storage	5,322	1,110
Regency Centers Corp.	62,250	3,899
RLJ Lodging Trust	92,550	1,839
Simon Property Group, Inc.	54,231	8,772
STORE Capital Corp.	113,672	2,552
Sun Communities, Inc.	41,350	3,626
Tanger Factory Outlet Centers, inc.	79,750	2,072
Vornado Realty Trust	49,600	4,657
Welltower, Inc.	11,919	892

		115,758

TOTAL COMMON STOCKS (Identified Cost $174,914)		188,158

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $174,914)		188,158

	VALUE
TOTAL INVESTMENTS—98.9% (Identified Cost $174,914)	$188,158	(1)
Other assets and liabilities, net—1.1%	2,031

NET ASSETS—100.0%	$190,189

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $4,719 or 2.5% of net assets.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.
(6)	Amount is less than $500.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	62%
United Kingdom	7
Germany	6
Japan	6
Australia	5
Canada	3
Spain	2
Other	9

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$188,158	$188,158	$—	(1)

Total Investments	$188,158	$188,158	$—	(1)

(1)	Amount is less than $500.

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $24,692 were transferred from Level 2 into Level 1.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2016:	$0
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(b)
Purchases	—
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2017	$—	(b)(c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Amount is less than $500.
(C)	Includes internally fair valued security.

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.9%
Consumer Staples—2.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.507% (Brazil)(2)	6,070	$119

TOTAL PREFERRED STOCK (Identified Cost $100)		119

COMMON STOCKS—94.3%
Consumer Discretionary—10.3%
IMAX Corp. (Canada)(2)	3,890	86
Kroton Educacional SA (Brazil)	18,875	84
Sony Corp. Sponsored ADR (Japan)	3,770	144
Subaru Corp. (Japan)	3,175	107

		421

Consumer Staples—5.3%
British American Tobacco plc (United Kingdom)	1,650	113
Marine Harvest ASA Sponsored ADR (Norway)(2)	6,042	103

		216

Energy—4.7%
Statoil ASA (Norway)	6,170	102
TechnipFMC plc (France)(2)	3,340	91

		193

Financials—19.2%
BNP Paribas SA (France)	1,875	135
CaixaBank SA (Spain)	25,223	120
DBS Group Holdings Ltd. (Singapore)	9,130	138
ING Groep NV (Netherlands)	7,833	135
ORIX Corp. (Japan)	8,420	130
UBS Group AG Registered Shares (Switzerland)	7,315	124

		782

Health Care—6.9%
Allergan plc (Ireland)	544	132
Icon plc (Ireland)(2)	1,530	150

		282

Industrials—22.1%
ACS Actividades de Construccion y Servicios SA (Spain)	3,154	122
Airbus SE (France)	1,600	132

	SHARES	VALUE
Industrials—(continued)
Ashtead Group plc (United Kingdom)	7,190	$149
CK Hutchison Holdings Ltd. (Hong Kong)	9,510	119
Hitachi Ltd. (Japan)	18,060	111
Nidec Corp. (Japan)	1,440	147
RELX plc (United Kingdom)	5,700	123

		903

Information Technology—8.8%
Broadcom Ltd. (Singapore)	517	120
Check Point Software Technologies Ltd. (Israel)(2)	1,055	115
SAP SE Sponsored ADR (Germany)	1,165	122

		357

Materials—5.3%
Fortescue Metals Group Ltd. (Australia)	24,298	98
Toray Industries, Inc. (Japan)	14,370	120

		218

Real Estate—3.7%
LendLease Group (Australia)	11,760	150

Telecommunication Services—5.3%
Nippon Telegraph & Telephone Corp. ADR (Japan)	2,271	107
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	317,600	108

		215

Utilities—2.7%
Veolia Environnement SA (France)	5,264	111

TOTAL COMMON STOCKS (Identified Cost $3,268)		3,848

RIGHTS—0.1%
Industrials—0.1%
ACS Actividades de Construccion y Servicios SA (Spain)(2)	3,154	3

TOTAL RIGHTS (Identified Cost $3)		3

TOTAL LONG TERM INVESTMENTS—97.3% (Identified Cost $3,371)		3,970

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—97.3% (Identified Cost $3,371)	$3,970	(1)
Other assets and liabilities, net—2.7%	110

NET ASSETS—100.0%	$4,080

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

Foreign Currency:

JPY                  Japanese Yen

USD                United States Dollar

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	64,768	USD	584	JPMorgan Chase	7/18/17	$—	$(7)

USD	567	JPY	64,768	JPMorgan Chase	7/18/17	—	(9)

							$(16)

See Notes to Schedules of Investments

3

VIRTUS DUFF & PHELPS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
Japan	22%
France	12
United Kingdom	10
Ireland	7
Singapore	6
Australia	6
Spain	6
Other	31

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,848	$3,848	$—
Preferred Stocks	119	119	—
Rights	3	3	—

Total Assets	$3,970	$3,970	$—

Liabilities:
Other Financial Instruments:
Foreign Currency Exchange Contracts	(16)	—	(16)

Total Liabilities	$(16)	$—	$(16)

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $522 were transferred from Level 2 into Level 1.

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Australia—12.7%
Dexus Property Group	48,518	$354
GPT Group (The)—In Specie(2)(3)(5)	588,920	10
National Storage REIT	621,000	721
Scentre Group	359,171	1,118
Westfield Corp.	148,473	916

		3,119

Austria—0.5%
Atrium European Real Estate Ltd.(2)	28,030	125

Canada—7.7%
Allied Properties Real Estate Investment Trust	22,065	662
Canadian Real Estate Investment Trust	4,795	170
First Capital Realty, Inc.	24,705	376
RioCan Real Estate Investment Trust	37,050	688

		1,896

Finland—1.5%
Citycon OYJ	142,791	375

France—6.0%
Klepierre	23,556	965
Mercialys SA	25,600	501

		1,466

Germany—11.7%
ADO Properties SA(4)	12,822	542
Deutsche Wohnen AG	20,075	768
TLG Immobilien AG	21,800	446
Vonovia SE	28,545	1,133

		2,889

Hong Kong—5.8%
Hysan Development Co., Ltd.	53,000	253
Link REIT	155,441	1,183

		1,436

Japan—17.1%
GLP J-REIT	420	452
Hulic Co., Ltd.	60,500	617
Invincible Investment Corp.	602	258
Japan Real Estate Investment Corp.	78	388
Kenedix Office Investment Corp.	73	389
Kenedix Retail REIT Corp.	214	452

	SHARES	VALUE
Japan—(continued)
LaSalle Logiport REIT	354	$357
Nippon Building Fund, Inc.	87	444
Nippon Prologis REIT, Inc.	198	421
United Urban Investment Corp.	302	431

		4,209

Mexico—0.6%
Prologis Property Mexico SA de CV	77,000	146

Netherlands—6.3%
Unibail-Rodamco SE	6,100	1,537

Norway—1.8%
Entra ASA(4)	36,000	448

Singapore—1.8%
CapitaLand Mall Trust	211,650	304
Global Logistic Properties Ltd.	66,000	137

		441

Spain—4.3%
Axiare Patrimonio SOCIMI SA	22,656	387
Hispania Activos Inmobiliarios SOCIMI SA	40,827	675

		1,062

Sweden—2.5%
Castellum AB	41,699	612

United Kingdom—17.1%
Big Yellow Group plc	35,188	363
British Land Co. plc (The)	53,105	419
Derwent London plc	13,346	462
Great Portland Estates plc	40,397	314
Hammerson plc	48,409	362
Land Securities Group plc	49,485	653
Safestore Holdings plc	67,376	370
Segro plc	102,368	652
UNITE Group plc (The)	71,700	606

		4,201

TOTAL COMMON STOCKS (Identified Cost $17,442)		23,962

TOTAL LONG TERM INVESTMENTS—97.4% (Identified Cost $17,442)		23,962

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—97.4% (Identified Cost $17,442)	$23,962	(1)
Other assets and liabilities, net—2.6%	648

NET ASSETS—100.0%	$24,610

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $990 or 4.0% of net assets.
(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
Japan	18%
United Kingdom	18
Australia	13
Germany	12
Canada	8
Netherlands	6
France	6
Other	19

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$23,962	$23,952	$10

Total Investments	$23,962	$23,952	$10

There are no Level 2 (significant observable inputs) priced securities.

Securities held by the Fund with an end of period value of $9,194 were transferred from Level 2 into Level 1.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2016:	$0	(b)
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	10
Purchases	—
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2017	$10	(b)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes internally fair valued security

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%
Real Estate Investment Trusts—99.3%
DATA CENTERS—9.2%
CoreSite Realty Corp.	120,600	$12,486
CyrusOne, Inc.	216,000	12,042
Digital Realty Trust, Inc.	340,450	38,454
Equinix, Inc.	69,400	29,783

		92,765

DIVERSIFIED—3.7%
Vornado Realty Trust	402,600	37,804

HEALTH CARE—4.9%
Healthcare Realty Trust, Inc.	442,275	15,103
Healthcare Trust of America, Inc. Class A	934,000	29,057
Welltower, Inc.	66,641	4,988

		49,148

INDUSTRIAL/OFFICE—28.5%
Industrial—11.3%
DCT Industrial Trust, Inc.	619,903	33,128
Duke Realty Corp.	881,359	24,634
Prologis, Inc.	943,452	55,324

		113,086

Office—17.2%
Alexandria Real Estate Equities, Inc.	273,800	32,985
Boston Properties, Inc.	200,483	24,663
Cousins Properties, Inc.	2,094,170	18,408
Douglas Emmett, Inc.	658,529	25,162
Highwoods Properties, Inc.	411,731	20,879
Kilroy Realty Corp.	340,666	25,601
Paramount Group, Inc.	1,601,874	25,630

		173,328

Total Industrial / Office		286,414

LODGING/RESORTS—4.3%
Host Hotels & Resorts, Inc.	510,386	9,325
Pebblebrook Hotel Trust	450,463	14,523

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
RLJ Lodging Trust	969,802	$19,270

		43,118

RESIDENTIAL—22.3%
Apartments—14.4%
American Campus Communities, Inc.	426,517	20,174
Apartment Investment & Management Co. Class A	738,300	31,725
AvalonBay Communities, Inc.	184,090	35,377
Equity Residential	459,945	30,278
Essex Property Trust, Inc.	104,304	26,834

		144,388

Manufactured Homes—4.6%
Equity LifeStyle Properties, Inc.	181,653	15,684
Sun Communities, Inc.	350,700	30,753

		46,437

Single Family Homes—3.3%
American Homes 4 Rent Class A	1,491,700	33,668

Total Residential		224,493

RETAIL—19.2%
Free Standing—2.0%
STORE Capital Corp.	865,643	19,434

Regional Malls—7.8%
GGP, Inc.	296,875	6,994
Simon Property Group, Inc.	443,441	71,731

		78,725

Shopping Centers—9.4%
Brixmor Property Group, Inc.	1,198,696	21,433
Federal Realty Investment Trust	169,200	21,385
Regency Centers Corp.	505,700	31,677
Tanger Factory Outlet Centers, Inc.	776,384	20,170

		94,665

Total Retail		192,824

SELF STORAGE—7.2%
CubeSmart	1,311,650	31,532
Extra Space Storage, Inc.	394,183	30,746

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Public Storage	48,292	$10,071

		72,349

TOTAL COMMON STOCKS (Identified Cost $718,349)		998,915

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $718,349)		998,915

TOTAL INVESTMENTS—99.3% (Identified Cost $718,349)		998,915	(1)
Other assets and liabilities, net—0.7%		6,601

NET ASSETS—100.0%		$1,005,516

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$998,915	$998,915

Total Investments	$998,915	$998,915

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—27.2%
Amazon.com, Inc.(2)	6,508	$6,300
Best Buy Co., Inc.	166,037	9,519
BorgWarner, Inc.	59,475	2,519
Carnival Corp.	44,215	2,899
CBS Corp. Class B	80,620	5,142
Charter Communications, Inc. Class A(2)	7,332	2,470
Chipotle Mexican Grill, Inc.(2)	1,039	432
Comcast Corp. Class A	161,314	6,278
Darden Restaurants, Inc.	4,486	406
Delphi Automotive plc	80,190	7,029
Discovery Communications, Inc. Class A(2)	33,085	855
Discovery Communications, Inc. Class C(2)	46,763	1,179
DISH Network Corp. Class A(2)	7,734	485
Expedia, Inc.	1,981	295
Garmin Ltd.	185,003	9,441
Goodyear Tire & Rubber Co. (The)	270,626	9,461
H&R Block, Inc.	306,633	9,478
Harley-Davidson, Inc.	172,288	9,307
Home Depot, Inc. (The)	45,320	6,952
Interpublic Group of Cos., Inc. (The)	125,630	3,090
Leggett & Platt, Inc.	56,216	2,953
Lowe’s Cos., Inc.	32,219	2,498
Marriott International, Inc. Class A	33,273	3,338
McDonald’s Corp.	29,588	4,532
Mohawk Industries, Inc.(2)	26,505	6,406
Netflix, Inc.(2)	7,073	1,057
Newell Brands, Inc.	176,614	9,470
Omnicom Group, Inc.	75,032	6,220
Priceline Group, Inc. (The)(2)	808	1,511
Royal Caribbean Cruises Ltd.	17,725	1,936
Scripps Networks Interactive, Inc. Class A	20,707	1,414
Starbucks Corp.	52,652	3,070
TEGNA, Inc.	46,541	671
TripAdvisor, Inc.(2)	1,856	71
Whirlpool Corp.	49,994	9,580
Wyndham Worldwide Corp.	11,106	1,115
Wynn Resorts Ltd.	69,339	9,300
Yum! Brands, Inc.	12,144	896

		159,575

	SHARES	VALUE
Consumer Staples—6.4%
Altria Group, Inc.	47,380	$3,528
Brown-Forman Corp. Class B	41,241	2,004
Campbell Soup Co.	6,530	341
Conagra Brands, Inc.	13,957	499
Constellation Brands, Inc. Class A	40,266	7,801
General Mills, Inc.	19,580	1,085
Hershey Co. (The)	4,714	506
Hormel Foods Corp.	9,104	311
J.M. Smucker Co. (The)	3,930	465
Kellogg Co.	8,535	593
Kraft Heinz Co.(The)	20,133	1,724
McCormick & Co., Inc.	3,837	374
Mondelez International, Inc. Class A	51,535	2,226
Philip Morris International, Inc.	37,901	4,451
Reynolds American, Inc.	20,205	1,314
Sysco Corp.	189,009	9,513
Tyson Foods, Inc. Class A	9,687	607

		37,342

Energy—1.6%
Marathon Petroleum Corp.	47,229	2,471
Phillips 66	39,476	3,264
Tesoro Corp.	10,468	980
Valero Energy Corp.	40,362	2,723

		9,438

Financials—9.7%
Aflac, Inc.	20,104	1,562
Allstate Corp. (The)	18,669	1,651
Aon plc	23,647	3,144
Bank of America Corp.	88,458	2,146
BB&T Corp.	28,849	1,310
Charles Schwab Corp. (The)	52,259	2,245
Chubb Ltd.	23,815	3,462
Cincinnati Financial Corp.	7,664	555
Citigroup, Inc.	24,448	1,635
Citizens Financial Group, Inc.	18,169	648
Comerica, Inc.	6,276	460
E*Trade Financial Corp.(2)	11,816	449
Fifth Third Bancorp	26,782	695
Gallagher (Arthur J.) & Co.	16,084	921
Goldman Sachs Group, Inc. (The)	15,938	3,537
Huntington Bancshares, Inc.	38,752	524

See Notes to Schedules of Investments

1

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	31,518	$2,881
KeyCorp	38,272	717
Lincoln National Corp.	11,279	762
M&T Bank Corp.	5,502	891
Marsh & McLennan Cos., Inc.	46,375	3,615
MetLife, Inc.	54,450	2,992
Morgan Stanley	61,815	2,755
People’s United Financial, Inc.	12,258	216
PNC Financial Services Group, Inc. (The)	17,349	2,166
Principal Financial Group, Inc.	13,389	858
Progressive Corp. (The)	29,696	1,309
Prudential Financial, Inc.	21,535	2,329
Raymond James Financial, Inc.	5,501	441
Regions Financial Corp.	43,012	630
SunTrust Banks, Inc.	17,537	995
Torchmark Corp.	5,485	420
Travelers Cos., Inc. (The)	14,300	1,809
U.S. Bancorp	14,051	730
Unum Group	11,480	535
Wells Fargo & Co.	39,733	2,202
Willis Towers Watson plc	11,472	1,669
XL Group Ltd.	13,548	593
Zions Bancorporation	7,224	317

		56,776

Health Care—4.8%
Abbott Laboratories	29,179	1,419
Aetna, Inc.	8,411	1,277
Agilent Technologies, Inc.	19,984	1,185
Anthem, Inc.	6,703	1,261
Bard (C.R.), Inc.	1,216	384
Baxter International, Inc.	8,208	497
Becton, Dickinson & Co.	3,809	743
Boston Scientific Corp.(2)	23,024	638
Centene Corp.(2)	4,362	349
Cigna Corp.	6,518	1,091
Danaher Corp.	10,302	869
Edwards Lifesciences Corp.(2)	3,588	424
Hologic, Inc.(2)	4,716	214
Humana, Inc.	3,786	911
IDEXX Laboratories, Inc.(2)	1,486	240
Illumina, Inc.(2)	9,078	1,575
Intuitive Surgical, Inc.(2)	620	580

	SHARES	VALUE
Health Care—(continued)
Medtronic plc	23,115	$2,052
Mettler-Toledo International, Inc.(2)	1,610	948
PerkinElmer, Inc.	6,812	464
Stryker Corp.	5,226	725
Thermo Fisher Scientific, Inc.	24,224	4,226
UnitedHealth Group, Inc.	24,394	4,523
Varian Medical Systems, Inc.(2)	1,578	163
Waters Corp.(2)	4,969	914
Zimmer Biomet Holdings, Inc.	3,396	436

		28,108

Industrials—14.4%
3M Co.	11,528	2,400
Alaska Air Group, Inc.	8,608	773
Allegion plc	12,763	1,035
American Airlines Group, Inc.	35,148	1,769
Arconic, Inc.	8,452	192
Boeing Co. (The)	10,929	2,161
Cintas Corp.	74,360	9,372
CSX Corp.	47,158	2,573
Deere & Co.	76,342	9,435
Delta Air Lines, Inc.	50,947	2,738
Dover Corp.	8,196	658
Flowserve Corp.	6,879	319
Fortive Corp.	15,866	1,005
Fortune Brands Home & Security, Inc.	20,465	1,335
General Dynamics Corp.	5,460	1,082
General Electric Co.	168,702	4,557
Honeywell International, Inc.	14,718	1,962
Illinois Tool Works, Inc.	16,438	2,355
Ingersoll-Rand plc	13,677	1,250
Johnson Controls International plc	125,494	5,441
Kansas City Southern	5,428	568
L3 Technologies, Inc.	1,493	250
Lockheed Martin Corp.	4,790	1,330
Masco Corp.	42,823	1,636
Norfolk Southern Corp.	14,790	1,800
Northrop Grumman Corp.	3,350	860
Parker Hannifin Corp.	7,025	1,123
Pentair plc	8,812	586
Raytheon Co.	5,619	907
Republic Services, Inc.	42,484	2,708
Rockwell Collins, Inc.	3,114	327

See Notes to Schedules of Investments

2

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	1,970	$456
Snap-on, Inc.	3,055	483
Southwest Airlines Co.	42,894	2,665
Stanley Black & Decker, Inc.	8,042	1,132
Stericycle, Inc.(2)	15,674	1,196
Textron, Inc.	5,182	244
TransDigm Group, Inc.	953	256
Union Pacific Corp.	41,423	4,511
United Continental Holdings, Inc.(2)	19,961	1,502
United Technologies Corp.	14,380	1,756
Waste Management, Inc.	74,524	5,466
Xylem, Inc.	9,459	524

		84,698

Information Technology—17.3%
Activision Blizzard, Inc.	87,844	5,057
Adobe Systems, Inc.(2)	22,662	3,205
Advanced Micro Devices, Inc.(2)	11,336	141
Akamai Technologies, Inc.(2)	1,592	79
Alliance Data Systems Corp.	1,005	258
Alphabet, Inc. Class A(2)	2,731	2,539
Alphabet, Inc. Class C(2)	2,716	2,468
Altaba, Inc.(2)	8,069	440
Amphenol Corp. Class A	56,403	4,164
Analog Devices, Inc.	5,348	416
Apple, Inc.	56,209	8,095
Applied Materials, Inc.	119,498	4,936
Autodesk, Inc.(2)	8,954	903
Automatic Data Processing, Inc.	8,070	827
Broadcom Ltd.	5,893	1,373
CA, Inc.	4,004	138
Citrix Systems, Inc.(2)	7,148	569
Corning, Inc.	170,146	5,113
eBay, Inc.(2)	9,293	325
Electronic Arts, Inc.(2)	39,149	4,139
Facebook, Inc. Class A(2)	21,650	3,269
Fidelity National Information Services, Inc.	5,910	505
Fiserv, Inc.(2)	3,857	472
FLIR Systems, Inc.	269,543	9,342
Global Payments, Inc.	2,737	247
Hewlett Packard Enterprise Co.	17,836	296
HP, Inc.	18,142	317

	SHARES	VALUE
Information Technology—(continued)
Intel Corp.	69,480	$2,344
Intuit, Inc.	11,110	1,476
KLA-Tencor Corp.	17,344	1,587
Lam Research Corp.	18,021	2,549
Mastercard, Inc. Class A	16,936	2,057
Microchip Technology, Inc.	3,181	245
Micron Technology, Inc.(2)	15,233	455
Microsoft Corp.	98,708	6,804
NetApp, Inc.	2,903	116
NVIDIA Corp.	8,656	1,251
Oracle Corp.	38,283	1,920
Paychex, Inc.	5,741	327
PayPal Holdings, Inc.(2)	20,188	1,083
Qorvo, Inc.(2)	1,858	118
QUALCOMM, Inc.	21,706	1,199
Red Hat, Inc.(2)	2,277	218
salesforce.com, Inc.(2)	29,942	2,593
Seagate Technology plc	3,162	123
Skyworks Solutions, Inc.	2,717	261
Symantec Corp.	7,905	223
Synopsys, Inc.(2)	6,881	502
TE Connectivity Ltd.	119,451	9,398
Texas Instruments, Inc.	14,690	1,130
Total System Services, Inc.	2,966	173
VeriSign, Inc.(2)	818	76
Visa, Inc. Class A	33,400	3,132
Western Digital Corp.	3,086	273
Western Union Co. (The)	8,645	165
Xerox Corp.	2,287	66
Xilinx, Inc.	3,658	235

		101,732

Materials—8.0%
Albemarle Corp.	9,184	969
Avery Dennison Corp.	15,624	1,381
Dow Chemical Co. (The)	68,671	4,331
Du Pont (E.I.) de Nemours & Co.	53,188	4,293
Eastman Chemical Co.	9,012	757
Ecolab, Inc.	21,420	2,844
International Flavors & Fragrances, Inc.	6,448	871
International Paper Co.	71,847	4,067
Martin Marietta Materials, Inc.	18,831	4,191
Nucor Corp.	162,041	9,377

See Notes to Schedules of Investments

3

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
PPG Industries, Inc.	20,975	$2,306
Sealed Air Corp.	33,801	1,513
Sherwin-Williams Co. (The)	6,623	2,324
Vulcan Materials Co.	39,520	5,006
WestRock Co.	43,746	2,479

		46,709

Real Estate—6.3%
American Tower Corp.	18,281	2,419
CBRE Group, Inc. Class A(2)	253,862	9,240
Crown Castle International Corp.	15,428	1,546
Digital Realty Trust, Inc.	6,815	770
Equinix, Inc.	3,325	1,427
Extra Space Storage, Inc.	5,388	420
Host Hotels & Resorts, Inc.	506,769	9,259
Iron Mountain, Inc.	10,496	361
Prologis, Inc.	159,248	9,338
Public Storage	6,390	1,332
Weyerhaeuser Co.	32,052	1,074

		37,186

Telecommunication Services—1.6%
Level 3 Communications, Inc.(2)	155,108	9,198

Utilities—1.6%
Ameren Corp.	10,457	572
CenterPoint Energy, Inc.	18,561	508
CMS Energy Corp.	12,063	558
Consolidated Edison, Inc.	13,147	1,063
Dominion Energy, Inc.	27,069	2,074
DTE Energy Co.	7,733	818
NiSource, Inc.	13,939	353
Public Service Enterprise Group, Inc.	21,816	938
SCANA Corp.	6,159	413
Sempra Energy	10,797	1,217
WEC Energy Group, Inc.	13,600	835

		9,349

TOTAL COMMON STOCKS (Identified Cost $487,478)		580,111

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $487,478)		580,111

	VALUE
TOTAL INVESTMENTS—98.9% (Identified Cost $487,478)	580,111	(1)
Other assets and liabilities, net—1.1%	6,383

NET ASSETS—100.0%	$586,494

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

4

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$580,111	$580,111

Total Investments	$580,111	$580,111

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—59.4%
Consumer Discretionary—16.3%
Amazon.com, Inc.(2)	102	$99
Best Buy Co., Inc.	2,611	150
BorgWarner, Inc.	935	40
Carnival Corp.	695	46
CBS Corp. Class B	1,268	81
Charter Communications, Inc. Class A(2)	115	39
Chipotle Mexican Grill, Inc.(2)	16	7
Comcast Corp. Class A	2,537	99
Darden Restaurants, Inc.	71	6
Delphi Automotive plc	1,261	110
Discovery Communications, Inc. Class A(2)	520	13
Discovery Communications, Inc. Class C(2)	735	19
DISH Network Corp. Class A(2)	122	8
Expedia, Inc.	31	5
Garmin Ltd.	2,910	148
Goodyear Tire & Rubber Co. (The)	4,256	149
H&R Block, Inc.	4,818	149
Harley-Davidson, Inc.	2,710	146
Home Depot, Inc. (The)	713	109
Interpublic Group of Cos., Inc. (The)	1,976	49
Leggett & Platt, Inc.	884	46
Lowe’s Cos., Inc.	507	39
Marriott International, Inc. Class A	523	52
McDonald’s Corp.	465	71
Mohawk Industries, Inc.(2)	417	101
Netflix, Inc.(2)	111	17
Newell Brands, Inc.	2,778	149
Omnicom Group, Inc.	1,180	98
Priceline Group, Inc. (The)(2)	13	24
Royal Caribbean Cruises Ltd.	279	30
Scripps Networks Interactive, Inc. Class A	326	22
Starbucks Corp.	828	48
TEGNA, Inc.	732	11
TripAdvisor, Inc.(2)	29	1
Whirlpool Corp.	785	150
Wyndham Worldwide Corp.	175	18
Wynn Resorts Ltd.	1,091	146
Yum! Brands, Inc.	191	14

		2,509

	SHARES	VALUE
Consumer Staples—3.8%
Altria Group, Inc.	745	$55
Brown-Forman Corp. Class B	649	32
Campbell Soup Co.	103	5
Conagra Brands, Inc.	220	8
Constellation Brands, Inc. Class A	633	123
General Mills, Inc.	308	17
Hershey Co. (The)	74	8
Hormel Foods Corp.	143	5
J.M. Smucker Co. (The)	62	7
Kellogg Co.	134	9
Kraft Heinz Co.(The)	317	27
McCormick & Co., Inc.	60	6
Mondelez International, Inc. Class A	811	35
Philip Morris International, Inc.	596	70
Reynolds American, Inc.	318	21
Sysco Corp.	2,972	150
Tyson Foods, Inc. Class A	152	9

		587

Energy—1.0%
Marathon Petroleum Corp.	743	39
Phillips 66	621	51
Tesoro Corp.	165	16
Valero Energy Corp.	635	43

		149

Financials—5.8%
Aflac, Inc.	316	25
Allstate Corp. (The)	294	26
AON plc	372	49
Bank of America Corp.	1,391	34
BB&T Corp.	454	21
Charles Schwab Corp. (The)	822	35
Chubb Ltd.	375	55
Cincinnati Financial Corp.	121	9
Citigroup, Inc.	385	26
Citizens Financial Group, Inc.	286	10
Comerica, Inc.	99	7
E*Trade Financial Corp.(2)	186	7
Fifth Third Bancorp	421	11
Gallagher (Arthur J.) & Co.	253	14
Goldman Sachs Group, Inc. (The)	251	56
Huntington Bancshares, Inc.	609	8

See Notes to Schedules of Investments

1

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	496	$45
KeyCorp	602	11
Lincoln National Corp.	177	12
M&T Bank Corp.	87	14
Marsh & McLennan Cos., Inc.	729	57
MetLife, Inc.	856	47
Morgan Stanley	972	43
People’s United Financial, Inc.	193	3
PNC Financial Services Group, Inc. (The)	273	34
Principal Financial Group, Inc.	211	14
Progressive Corp. (The)	467	21
Prudential Financial, Inc.	339	37
Raymond James Financial, Inc.	87	7
Regions Financial Corp.	676	10
SunTrust Banks, Inc.	276	16
Torchmark Corp.	86	7
Travelers Cos., Inc. (The)	225	28
U.S. Bancorp	221	11
Unum Group	181	8
Wells Fargo & Co.	625	35
Willis Towers Watson plc	180	26
XL Group Ltd.	213	9
Zions Bancorporation	114	5

		893

Health Care—2.9%
Abbott Laboratories	459	22
Aetna, Inc.	132	20
Agilent Technologies, Inc.	314	19
Anthem, Inc.	105	20
Bard (C.R.), Inc.	19	6
Baxter International, Inc.	129	8
Becton, Dickinson & Co.	60	12
Boston Scientific Corp.(2)	362	10
Centene Corp.(2)	69	6
Cigna Corp.	103	17
Danaher Corp.	162	14
Edwards Lifesciences Corp.(2)	56	7
Hologic, Inc.(2)	74	3
Humana, Inc.	60	14
IDEXX Laboratories, Inc.(2)	23	4
Illumina, Inc.(2)	143	25
Intuitive Surgical, Inc.(2)	10	9

	SHARES	VALUE
Health Care—(continued)
Medtronic plc	364	$32
Mettler-Toledo International, Inc.(2)	25	15
PerkinElmer, Inc.	107	7
Stryker Corp.	82	11
Thermo Fisher Scientific, Inc.	381	66
UnitedHealth Group, Inc.	384	71
Varian Medical Systems, Inc.(2)	25	3
Waters Corp.(2)	78	14
Zimmer Biomet Holdings, Inc.	53	7

		442

Industrials—8.7%
3M Co.	181	38
Alaska Air Group, Inc.	135	12
Allegion plc	201	16
American Airlines Group, Inc.	553	28
Arconic, Inc.	133	3
Boeing Co. (The)	172	34
Cintas Corp.	1,170	147
CSX Corp.	742	40
Deere & Co.	1,201	148
Delta Air Lines, Inc.	801	43
Dover Corp.	129	10
Flowserve Corp.	108	5
Fortive Corp.	250	16
Fortune Brands Home & Security, Inc.	322	21
General Dynamics Corp.	86	17
General Electric Co.	2,653	72
Honeywell International, Inc.	231	31
Illinois Tool Works, Inc.	259	37
Ingersoll-Rand plc	215	20
Johnson Controls International plc	1,974	86
Kansas City Southern	85	9
L3 Technologies, Inc.	23	4
Lockheed Martin Corp.	75	21
Masco Corp.	674	26
Norfolk Southern Corp.	233	28
Northrop Grumman Corp.	53	14
Parker-Hannifin Corp.	110	17
Pentair plc	139	9
Raytheon Co.	88	14
Republic Services, Inc.	668	42
Rockwell Collins, Inc.	49	5

See Notes to Schedules of Investments

2

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	31	$7
Snap-on, Inc.	48	8
Southwest Airlines Co.	675	42
Stanley Black & Decker, Inc.	126	18
Stericycle, Inc.(2)	247	19
Textron, Inc.	82	4
TransDigm Group, Inc.	15	4
Union Pacific Corp.	651	71
United Continental Holdings, Inc.(2)	314	24
United Technologies Corp.	226	28
Waste Management, Inc.	1,172	86
Xylem, Inc.	149	8

		1,332

Information Technology—10.4%
Activision Blizzard, Inc.	1,382	80
Adobe Systems, Inc.(2)	356	50
Advanced Micro Devices, Inc.(2)	178	2
Akamai Technologies, Inc.(2)	25	1
Alliance Data Systems Corp.	16	4
Alphabet, Inc. Class A(2)	43	40
Alphabet, Inc. Class C(2)	43	39
Altaba, Inc.(2)	127	7
Amphenol Corp. Class A	887	65
Analog Devices, Inc.	84	7
Apple, Inc.	884	127
Applied Materials, Inc.	1,879	78
Autodesk, Inc.(2)	141	14
Automatic Data Processing, Inc.	127	13
Broadcom Ltd.	93	22
CA, Inc.	63	2
Citrix Systems, Inc.(2)	112	9
Corning, Inc.	2,676	80
eBay, Inc.(2)	146	5
Electronic Arts, Inc.(2)	616	65
Facebook, Inc. Class A(2)	340	51
Fidelity National Information Services, Inc.	93	8
Fiserv, Inc.(2)	61	7
FLIR Systems, Inc.	4,239	147
Global Payments, Inc.	43	4
Hewlett Packard Enterprise Co.	281	5
HP, Inc.	285	5
Intel Corp.	1,093	37

	SHARES	VALUE
Information Technology—(continued)
Intuit, Inc.	175	$23
KLA-Tencor Corp.	273	25
Lam Research Corp.	283	40
Mastercard, Inc. Class A	266	32
Microchip Technology, Inc.	50	4
Micron Technology, Inc.(2)	240	7
Microsoft Corp.	1,552	107
NetApp, Inc.	46	2
NVIDIA Corp.	136	20
Oracle Corp.	602	30
Paychex, Inc.	90	5
PayPal Holdings, Inc.(2)	318	17
Qorvo, Inc.(2)	29	2
QUALCOMM, Inc.	341	19
Red Hat, Inc.(2)	36	3
salesforce.com, Inc.(2)	471	41
Seagate Technology plc	50	2
Skyworks Solutions, Inc.	43	4
Symantec Corp.	124	4
Synopsys, Inc.(2)	108	8
TE Connectivity Ltd.	1,879	148
Texas Instruments, Inc.	231	18
Total System Services, Inc.	47	3
VeriSign, Inc.(2)	13	1
Visa, Inc. Class A	525	49
Western Digital Corp.	49	4
Western Union Co. (The)	136	3
Xerox Corp.	36	1
Xilinx, Inc.	58	4

		1,600

Materials—4.8%
Albemarle Corp.	144	15
Avery Dennison Corp.	246	22
Dow Chemical Co. (The)	1,080	68
Du Pont (E.I.) de Nemours & Co.	837	68
Eastman Chemical Co.	142	12
Ecolab, Inc.	337	45
International Flavors & Fragrances, Inc.	101	14
International Paper Co.	1,130	64
Martin Marietta Materials, Inc.	296	66
Nucor Corp.	2,549	147
PPG Industries, Inc.	330	36

See Notes to Schedules of Investments

3

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	532	$24
Sherwin-Williams Co. (The)	104	36
Vulcan Materials Co.	622	79
WestRock Co.	688	39

		735

Real Estate—3.8%
American Tower Corp.	288	38
CBRE Group, Inc. Class A(2)	3,993	145
Crown Castle International Corp.	243	24
Digital Realty Trust, Inc.	107	12
Equinix, Inc.	52	22
Extra Space Storage, Inc.	85	7
Host Hotels & Resorts, Inc.	7,970	146
Iron Mountain, Inc.	165	6
Prologis, Inc.	2,505	147
Public Storage	101	21
Weyerhaeuser Co.	504	17

		585

Telecommunication Services—0.9%
Level 3 Communications, Inc.(2)	2,440	145

Utilities—1.0%
Ameren Corp.	164	9
CenterPoint Energy, Inc.	292	8
CMS Energy Corp.	190	9
Consolidated Edison, Inc.	207	17
Dominion Energy, Inc.	426	33
DTE Energy Co.	122	13
NiSource, Inc.	219	5
Public Service Enterprise Group, Inc.	343	15
SCANA Corp.	97	6
Sempra Energy	170	19
WEC Energy Group, Inc.	214	13

		147

TOTAL COMMON STOCKS (Identified Cost $7,691)		9,124

EXCHANGE-TRADED FUNDS(3)—39.6%
iShares MSCI Australia Index Fund	35,200	763
iShares MSCI Hong Kong Index Fund	32,511	762
iShares MSCI India Index Fund	23,817	765
iShares MSCI Japan Index Fund	14,183	761

	SHARES	VALUE
iShares MSCI South Korea Capped Index Fund	11,238	$762
iShares MSCI Spain Capped Index Fund	22,903	752
iShares MSCI Switzerland Capped Index Fund	22,035	756
iShares MSCI Taiwan Capped Index Fund	21,277	761

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $5,454)		6,082

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $13,145)		15,206

TOTAL INVESTMENTS—99.0% (Identified Cost $13,145)		15,206	(1)
Other assets and liabilities, net—1.0%		147

NET ASSETS—100.0%		$15,353

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	86%
India	5
Korea	5
Switzerland	2
United Kingdom	1
Ireland	1

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$9,124	$9,124
Exchange-Traded Funds	6,082	6,082

Total Investments	$15,206	$15,206

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(3)—66.6%
Equity Funds—32.0%
Adams Diversified Equity Fund, Inc.	81,991	$1,172
Adams Natural Resources Fund, Inc.	99,208	1,855
Allianzgi NFJ Dividend Interest & Premium Strategy Fund	111,708	1,462
Alpine Total Dynamic Dividend Fund	205,809	1,788
BlackRock Science & Technology Trust	123,301	2,739
Boulder Growth & Income Fund, Inc.	303,102	2,943
Central Securities Corp.	122,048	3,043
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	20,613	224
Gabelli Healthcare & WellnessRx Trust (The)	85,355	926
General American Investors Co., Inc.	32,686	1,123
Liberty All Star Equity Fund	212,715	1,204
Source Capital, Inc.	19,696	761
Tortoise Pipeline & Energy Fund, Inc.	48,244	938
Tortoise Power and Energy Infrastructure Fund, Inc.	10,432	219
Tri-Continental Corp.	24,536	597

		20,994

Fixed Income Funds—14.9%
BlackRock Credit Allocation Income Trust IV	62,504	841
Franklin Limited Duration Income Trust	28,651	339
NexPoint Credit Strategies Fund	335,393	7,305
Nuveen Preferred Income Opportunities Fund	73,067	760
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	25,700	283
Western Asset/Claymore Inflation-Linked Securities & Income Fund	20,482	231

		9,759

International Fixed Income Funds—1.8%
Avenue Income Credit Strategies Fund	57,856	805
Diversified Real Asset Income Fund	19,626	342

		1,147

International Equity Funds—17.9%
Aberdeen Japan Equity Fund, Inc.	92,393	785
Aberdeen Latin America Equity Fund, Inc.	18,110	420
Alpine Global Dynamic Dividend Fund	106,859	1,093
China Fund, Inc. (The)	6,118	114

	SHARES	VALUE
International Equity Funds—(continued)
Delaware Enhanced Global Dividend and Income Fund	18,872	$215
First Trust Dynamic Europe Equity Income Fund	47,455	893
Japan Smaller Capitalization Fund, Inc.	97,928	1,124
Mexico Equity & Income Fund, Inc.(2)	69,111	789
New Germany Fund, Inc. (The)	60,161	1,001
Taiwan Fund, Inc. (The)(2)	47,560	941
Tekla Healthcare Opportunities Fund	137,806	2,528
Tekla World Healthcare Fund	95,102	1,437
Templeton Dragon Fund, Inc.	19,655	397

		11,737

TOTAL CLOSED END FUNDS (Identified Cost $39,579)		43,637

PREFERRED STOCKS—17.2%
Financials—17.2%
Eagle Point Credit Co., Inc. 7.00%	147,840	3,785
Eagle Point Credit Co., Inc. Series A 7.75%	10,600	273
MVC Capital, Inc. 7.25%	84,231	2,125
Oxford Lane Capital Corp. 7.50%	61,448	1,563
Oxford Lane Capital Corp. 8.125%	140,861	3,531

TOTAL PREFERRED STOCK (Identified Cost $11,032)		11,277

TOTAL LONG TERM INVESTMENTS—83.8% (Identified Cost $50,611)		54,914

SHORT-TERM INVESTMENT—13.9%
Money Market Mutual Fund—13.9%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(3)	9,108,316	9,108

TOTAL SHORT-TERM INVESTMENT (Identified Cost $9,108)		9,108

TOTAL INVESTMENTS—97.7% (Identified Cost $59,719)		64,022	(1)
Other assets and liabilities, net—2.3%		1,502

NET ASSETS—100.0%		$65,524

See Notes to Schedules of Investments

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$43,637	$43,637
Preferred Stocks	11,277	11,277
Short-Term Investment	9,108	9,108

Total Investments	$64,022	$64,022

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—30.1%
Altice NV Class A (Netherlands)(2)	1,729	$40
Autogrill S.p.A (Italy)	658	8
Autoneum Holding AG (Switzerland)	92	25
Axel Springer SE (Germany)	508	31
Bayerische Motoren Werke AG (Germany)	330	31
Benesse Holdings, Inc. (Japan)	1,030	39
Brembo S.p.A (Italy)	554	8
Brunello Cucinelli S.p.A (Italy)	318	8
Carnival plc (United Kingdom)	639	42
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	6,200	7
Cie Financiere Richemont SA Registered Shares (Switzerland)	310	26
Continental AG (Germany)	141	30
Crown Resorts Ltd. (Australia)	2,404	23
CTS Eventim AG & Co. KGaA (Germany)	698	31
Daily Mail & General Trust plc Class A (United Kingdom)	4,964	43
De’ Longhi S.p.A (Italy)	254	8
Dixons Carphone plc (United Kingdom)	10,632	39
Domino’s Pizza Enterprises Ltd. (Australia)	573	23
Don Quijote Holdings Co., Ltd. (Japan)	975	37
Dufry AG Registered Shares (Switzerland)(2)	154	25
Dunelm Group plc (United Kingdom)	5,398	42
Fast Retailing Co., Ltd. (Japan)	115	38
Fielmann AG (Germany)	400	31
Fnac Darty SA (France)(2)	239	19
Forbo Holding AG Registered Shares (Switzerland)	16	26
Galaxy Entertainment Group Ltd. (Hong Kong)	1,090	7
Genting Singapore plc (Singapore)	9,300	7
Geox S.p.A (Italy)(4)	2,609	9
Global Brands Group Holding Ltd. (Hong Kong)(2)	58,000	6
Harvey Norman Holdings Ltd. (Australia)	7,988	23
Heiwa Corp. (Japan)	1,735	39
Hennes & Mauritz AB Class B (Sweden)	446	11
Hermes International (France)	36	18
Hikari Tsushin, Inc. (Japan)	375	39
Industria de Diseno Textil SA (Spain)	571	22
Izumi Co., Ltd. (Japan)	660	37
Jardine Cycle & Carriage Ltd. (Singapore)	239	8

	SHARES	VALUE
Consumer Discretionary—(continued)
JCDecaux SA (France)	530	$17
Kering (France)	53	18
L’Occitane International SA (France)	8,500	20
Li & Fung Ltd. (Hong Kong)	18,150	7
Luxottica Group S.p.A (Italy)	132	8
LVMH Moet Hennessy Louis Vuitton SE (France)	69	17
Man Wah Holdings Ltd. (Hong Kong)	7,800	7
Mediaset S.p.A (Italy)(2)	2,064	8
Mekonomen AB (Sweden)	527	10
Melco Crown Entertainment Ltd. ADR (Hong Kong)	291	7
Melco International Development Ltd. (Hong Kong)	2,550	7
Melia Hotels International SA (Spain)	1,492	22
Merlin Entertainment plc (United Kingdom)(3)	6,691	42
Metropole Television SA (France)	747	17
MGM China Holdings Ltd. (Hong Kong)	3,200	7
Moncler S.p.A (Italy)	334	8
Nitori Holdings Co., Ltd. (Japan)	251	34
NOS SGPS SA (Portugal)	669	4
Ocado Group plc (United Kingdom)(2)	11,817	45
Plastic Omnium SA (France)	478	17
PRADA S.p.A (Italy)	2,100	8
Premier Investments Ltd. (Australia)	2,413	23
Publicis Groupe SA (France)	233	17
Rakuten, Inc. (Japan)	3,120	37
Royal Caribbean Cruises Ltd. (Norway)	48	5
Salvatore Ferragamo S.p.A (Italy)	292	8
Sands China Ltd. (Hong Kong)	1,450	7
Sankyo Co., Ltd. (Japan)	1,125	38
Sega Sammy Holdings, Inc. (Japan)	2,905	39
Seven West Media Ltd. (Australia)	45,128	25
SFR Group SA (France)(2)	499	17
Shangri-La Asia Ltd. (Hong Kong)	4,050	7
Shimamura Co., Ltd. (Japan)	297	36
SJM Holdings Ltd. (Hong Kong)	6,400	7
Sodexo SA (France)	131	17
Sports Direct International plc (United Kingdom)(2)	11,127	42
Start Today Co., Ltd. (Japan)	1,450	36
Steinhoff International Holdings NV (Germany)(4)	6,123	31
Swatch Group AG (The) (Switzerland)	68	25
Techtronic Industries Co., Ltd. (Hong Kong)	1,435	7
Television Francaise 1 (France)	1,290	18

See Notes to Schedules of Investments

1

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Tod’s S.p.A (Italy)	122	$8
Universal Entertainment Corp. (Japan)	1,286	39
Vivendi (France)	775	17
Wynn Macau Ltd. (Hong Kong)	2,900	7
Yoox Net-A-Porter Group S.p.A (Italy)(2)	307	8
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,625	7
Zensho Holdings Co., Ltd. (Japan)	2,000	36

		1,800

Consumer Staples—11.9%
AAK AB (Sweden)	136	10
Anheuser-Busch InBev NV (Belgium)	536	59
Associated British Foods plc (United Kingdom)	1,095	42
Axfood AB (Sweden)	610	10
Barry Callebaut AG Registered Shares (Switzerland)(2)	18	25
Beiersdorf AG (Germany)	288	30
Carrefour SA (France)	670	17
Casino Guichard Perrachon SA (France)	296	18
Cosmos Pharmaceutical Corp. (Japan)	180	35
Dairy Farm International Holdings Ltd. (Hong Kong)	960	8
Davide Campari-Milano S.p.A (Italy)	1,164	8
First Resources Ltd. (Singapore)	5,530	8
Golden Agri-Resources Ltd. (Singapore)	28,900	8
Heineken Holding NV (Netherlands)	475	44
Henkel AG & Co. KGaA (Germany)	248	30
Jeronimo Martins SGPS SA (Portugal)	212	4
Kose Corp. (Japan)	330	36
L’Oreal SA (France)	83	17
Marine Harvest ASA (Norway)(2)	316	5
MARR S.p.A (Italy)	331	8
Metro AG (Germany)	965	33
Orkla ASA (Norway)	539	5
Pernod Ricard SA (France)	130	17
Pola Orbis Holdings, Inc. (Japan)	1,366	36
Rallye SA (France)	844	17
Remy Cointreau SA (France)	153	18
Sonae SGPS SA (Portugal)	3,896	4
Sugi Holdings Co., Ltd. (Japan)	695	37
Sundrug Co., Ltd. (Japan)	970	36
Suntory Beverage & Food Ltd. (Japan)	780	36
Unicharm Corp. (Japan)	1,435	36

	SHARES	VALUE
Consumer Staples—(continued)
WH Group Ltd. (Hong Kong)(3)	7,000	$7
Wilmar International Ltd. (Singapore)	3,090	8

		712

Energy—3.3%
Akastor ASA (Norway)(2)	3,271	5
Aker BP ASA (Norway)	350	5
Aker Solutions ASA (Norway)(2)	1,200	5
Avance Gas Holding Ltd. (Norway)(2)(3)	2,245	6
BW LPG Ltd. (Norway)(3)	1,674	6
BW Offshore Ltd. (Norway)(2)	2,267	6
Delek Group Ltd. (Israel)	25	6
Galp Energia SGPS SA (Portugal)	275	4
Genel Energy plc (United Kingdom)(2)(4)	35,232	38
Petrofac Ltd. (United Kingdom)	7,699	44
Saras S.p.A (Italy)	3,367	8
Seadrill Ltd. (Norway)(2)(4)	12,694	5
Ship Finance International Ltd. (Norway)	426	6
Tecnicas Reunidas SA (Spain)	592	23
Tenaris SA ADR (Italy)	264	8
Transocean Ltd. (United States)(2)	2,960	24

		199

Financials—9.7%
ACOM Co., Ltd. (Japan)(2)	8,600	39
Ashmore Group plc (United Kingdom)	9,258	43
Assicurazioni Generali S.p.A (Italy)	500	8
Banca Mediolanum S.p.A (Italy)	1,009	8
Banco Santander SA (Spain)	3,413	23
Bank Hapoalim BM (Israel)	782	5
Bank of East Asia Ltd. (The) (Hong Kong)	1,600	7
Bankinter SA (Spain)	2,473	23
City Developments Ltd. (Singapore)	1,000	8
Dah Sing Financial Holdings Ltd. (Hong Kong)	850	7
Emperor Capital Group Ltd. (Hong Kong)	72,000	7
First Pacific Co., Ltd. (Hong Kong)	9,000	7
Goldin Financial Holdings Ltd. (Hong Kong)(2)	15,100	7
Groupe Bruxelles Lambert SA (Belgium)	642	62
Hutchison Port Holdings Trust Class U (Singapore)	17,200	7
Industrivarden AB Class A (Sweden)	409	10
Investment AB Latour Class B (Sweden)	856	11
Jardine Lloyd Thompson Group plc (United Kingdom)	2,724	43

See Notes to Schedules of Investments

2

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Kingston Financial Group Ltd. (Hong Kong)	20,300	$7
Matsui Securities Co., Ltd. (Japan)	4,595	37
Mizrahi Tefahot Bank Ltd. (Israel)	298	5
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,005	8
Pargesa Holding SA (Switzerland)	335	26
Partners Group Holding AG (Switzerland)	42	26
Platinum Asset Management Ltd. (Australia)	6,735	24
Reinet Investments SCA (United Kingdom)	17,744	40
Schroders plc (United Kingdom)	1,046	42
Svenska Handelsbanken AB Class A (Sweden)	730	10
United Overseas Bank Ltd. (Singapore)	452	8
Wendel SE (France)	114	17
Wharf Holdings Ltd. (The) (Hong Kong)	750	6

		581

Health Care—3.9%
BioMerieux (France)	80	17
CYBERDYNE, Inc. (Japan)(2)	2,865	38
DiaSorin S.p.A (Italy)	102	8
Eurofins Scientific SE (France)	32	18
Getinge AB Class B (Sweden)	512	10
Ipsen SA (France)	134	18
RHOEN-KLINIKUM AG (Germany)	1,048	31
Roche Holding AG (Switzerland)	97	25
Straumann Holding AG Registered Shares (Switzerland)	46	26
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	490	37
Taro Pharmaceutical Industries Ltd. (Israel)(2)	49	6

		234

Industrials—14.3%
ACS Actividades de Construccion y Servicios SA (Spain)	563	22
ACS Actividades de Construccion y Servicios SA (Spain)(2)	593	0
Alfa Laval AB (Sweden)	522	11
Alstom SA (France)(2)	506	18
ANDRITZ AG (Austria)	623	37
Assa Abloy AB Class B (Sweden)	470	10
Bollore SA (France)	3,842	17
Bouygues SA (France)	409	17
Cargotec Oyj Class B (Finland)	577	37

	SHARES	VALUE
Industrials—(continued)
CK Hutchison Holdings Ltd. (Hong Kong)	550	$7
Dassault Aviation SA (France)	12	17
easyJet plc (United Kingdom)	2,417	43
Ferrovial SA (Spain)	994	22
Fomento de Construcciones y Contratas SA (Spain)(2)	2,110	23
Golden Ocean Group Ltd. (Norway)(2)	886	6
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)(3)	7,200	7
Indutrade AB (Sweden)	445	10
IWG plc (United Kingdom)	9,211	39
Jardine Matheson Holdings Ltd. (Singapore)	118	8
Jardine Strategic Holdings Ltd. (Singapore)	186	8
Kloeckner & Co. SE (Germany)	3,043	32
Kone Oyj Class B (Finland)	675	34
Kuehne & Nagel International AG Registered Shares (Switzerland)	157	26
Nidec Corp. (Japan)	370	38
Noble Group Ltd. (Singapore)(2)(4)	35,670	12
Nordex SE (Germany)(2)	2,346	29
NWS Holdings Ltd. (Hong Kong)	3,425	7
Obrascon Huarte Lain SA (Spain)(4)	6,243	22
OC Oerlikon Corp. AG Registered Shares (Switzerland)(2)	2,033	27
Orient Overseas International Ltd. (Hong Kong)(2)	1,100	8
Persol Holdings Co., Ltd. (Japan)	1,950	36
Prosegur Cia de Seguridad SA (Spain)	3,388	22
Rieter Holding AG Registered Shares (Switzerland)(2)	114	26
Ryanair Holdings plc Sponsored ADR (United Kingdom)(2)	381	41
Salini Impregilo S.p.A (Italy)	2,339	8
Securitas AB Class B (Sweden)	611	10
Seven Group Holdings Ltd. (Australia)	2,810	24
SGL Carbon SE (Germany)(2)	2,433	30
SGS SA Registered Shares (Switzerland)	11	27
Skanska AB Class B (Sweden)	435	10
Sulzer AG Registered Shares (Switzerland)	224	25
Summit Ascent Holdings Ltd. (Hong Kong)(2)	28,000	6

		859

Information Technology—11.1%
Arbonia AG (Switzerland)(2)	1,432	26

See Notes to Schedules of Investments

3

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Check Point Software Technologies Ltd. (Israel)(2)	49	$5
COLOPL, Inc. (Japan)	3,800	38
Dassault Systemes SE (France)	189	17
Gree, Inc. (Japan)	4,200	37
GungHo Online Entertainment, Inc. (Japan)	14,800	38
Hexagon AB Class B (Sweden)	219	10
Keyence Corp. (Japan)	86	38
Koei Tecmo Holdings Co., Ltd. (Japan)	1,810	36
Konami Holdings Corp. (Japan)	665	37
Lenovo Group Ltd. (Hong Kong)	10,400	7
Mixi, Inc. (Japan)	635	35
Nemetschek SE (Germany)	411	31
Nexon Co., Ltd. (Japan)(2)	1,890	37
OBIC Co., Ltd. (Japan)	671	41
Otsuka Corp. (Japan)	617	38
Renishaw plc (United Kingdom)	905	43
SAP SE (Germany)	296	31
Silverlake Axis Ltd. (Singapore)	19,500	8
Square Enix Holdings Co., Ltd. (Japan)	1,140	37
United Internet AG Registered Shares (Germany)	567	31
VTech Holdings Ltd. (Hong Kong)	417	7
Yahoo Japan Corp. (Japan)	8,900	39

		667

Materials—7.4%
APERAM SA (Netherlands)	970	45
ArcelorMittal (Netherlands)(2)	2,156	49
EMS-Chemie Holding AG Registered Shares (Switzerland)	36	27
Evolution Mining Ltd. (Australia)	12,515	23
Fortescue Metals Group Ltd. (Australia)	6,563	26
Frutarom Industries Ltd. (Israel)	81	6
Glencore plc (United Kingdom)	11,451	43
HeidelbergCement AG (Germany)	323	31
Hexpol AB (Sweden)	937	10
Holmen AB Class B (Sweden)	237	10
Imerys SA (France)	200	17
Israel Chemicals Ltd. (Israel)	1,223	6
Israel Corp., Ltd. (The) (Israel)(2)	27	6
LafargeHolcim Ltd. Registered Shares (Switzerland)(2)	443	25
OCI NV (Netherlands)(2)	1,966	43
Pact Group Holdings Ltd. (Australia)	5,118	24

	SHARES	VALUE
Materials—(continued)
Vicat (France)	249	$18
Wacker Chemie AG (Germany)	301	33

		442

Real Estate—4.6%
Abacus Property Group (Australia)	8,986	22
Champion REIT (Hong Kong)	10,600	7
Cheung Kong Property Holdings Ltd. (Hong Kong)	850	7
Fabege AB (Sweden)	529	10
Fonciere Des Regions (France)	188	17
Fortune REIT (Hong Kong)	5,400	7
Hang Lung Group Ltd. (Hong Kong)	1,600	7
Hang Lung Properties Ltd. (Hong Kong)	2,500	6
Henderson Land Development Co., Ltd. (Hong Kong)	1,147	6
Hongkong Land Holdings Ltd. (Singapore)	1,000	7
Hufvudstaden AB Class A (Sweden)	610	10
Hysan Development Co., Ltd. (Hong Kong)	1,370	7
Intu Properties plc (United Kingdom)	12,000	42
Kerry Properties Ltd. (Hong Kong)	1,900	6
L E Lundbergforetagen AB Class B (Sweden)	130	10
Melisron Ltd. (Israel)	104	6
New World Development Co., Ltd. (Hong Kong)	5,100	7
Scentre Group (Australia)	7,139	22
Sino Land Co., Ltd. (Hong Kong)	3,925	6
Sun Hung Kai Properties Ltd. (Hong Kong)	450	7
UOL Group Ltd. (Singapore)	1,408	8
Westfield Corp. (Australia)	3,553	22
Wheelock & Co., Ltd. (Hong Kong)	855	6
Wihlborgs Fastigheter AB (Sweden)	486	10
Yanlord Land Group Ltd. (Singapore)	5,900	8

		273

Telecommunication Services—2.5%
HKT Trust & HKT Ltd. (Hong Kong)	5,000	7
Iliad SA (France)	72	17
Partner Communications Co., Ltd. (Israel)(2)	1,027	5
PCCW Ltd. (Hong Kong)	11,900	7
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	5,000	7
SoftBank Group Corp. (Japan)	476	38
TalkTalk Telecom Group plc (United Kingdom)(4)	18,401	43

See Notes to Schedules of Investments

4

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—(continued)
TPG Telecom Ltd. (Australia)	5,600	$25

		149

Utilities—1.1%
CK Infrastructure Holdings Ltd. (Hong Kong)	790	7
CLP Holdings Ltd. (Hong Kong)	639	7
Engie SA (France)	1,120	17
Hong Kong & China Gas Co., Ltd. (Hong Kong)	3,613	7
Kenon Holdings Ltd. (Israel)(2)	412	5
Power Assets Holdings Ltd. (Hong Kong)	750	7
Rubis SCA (France)	155	17

		67

TOTAL COMMON STOCKS (Identified Cost $5,305)		5,983

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $5,305)		5,983

SECURITIES LENDING COLLATERAL—1.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(5)(6)	94,116	94

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $94)		94

TOTAL INVESTMENTS—101.5% (Identified Cost $5,399)		6,077	(1)
Other assets and liabilities, net—(1.5)%		(90)

NET ASSETS—100.0%		$5,987

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $68 or 1.1% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

5

VIRTUS HORIZON INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
Japan	25%
United Kingdom	14
France	10
Germany	9
Switzerland	8
Hong Kong	6
Australia	5
Other	23

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,983	$5,983
Securities Lending Collateral	94	94

Total Investments	$6,077	$6,077

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $2,043 were transferred from Level 2 into Level 1.

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—34.3%
Amazon.com, Inc.(2)	414	$401
AMC Networks, Inc. Class A(2)	7,162	383
American Eagle Outfitters, Inc.	34,808	419
AutoNation, Inc.(2)	9,335	394
Buckle, Inc. (The)	22,838	406
Cabela’s, Inc.(2)	7,018	417
Carnival Corp.	6,096	400
CBS Corp. Class B	6,499	414
Choice Hotels International, Inc.	5,982	384
Columbia Sportswear Co.	6,954	404
Comcast Corp. Class A	9,636	375
Dick’s Sporting Goods, Inc.	9,812	391
Dillard’s, Inc. Class A	7,171	414
Discovery Communications, Inc. Class C(2)	15,636	394
DISH Network Corp. Class A(2)	6,113	384
DSW, Inc. Class A	22,801	404
Expedia, Inc.	2,739	408
Fossil Group, Inc.(2)(3)	42,950	445
Gap, Inc. (The)	17,313	381
Garmin Ltd.	7,728	394
Horton (D.R.), Inc.	11,806	408
Hyatt Hotels Corp. Class A(2)	6,950	391
International Speedway Corp. Class A	11,054	415
L Brands, Inc.	7,672	413
Lands’ End, Inc.(2)(3)	26,012	388
Las Vegas Sands Corp.	6,170	394
Lennar Corp. Class A	7,526	401
Liberty Braves Group Class C(2)	16,615	398
Liberty Broadband Corp. Class C(2)	4,562	396
Liberty Expedia Holdings, Inc. Class A(2)	7,800	421
Liberty Global plc Class C(2)	14,314	446
Liberty Global plc Class C(2)	20,130	431
Liberty Interactive Corp. Class A(2)	16,404	403
Liberty Media Corp. Class C(2)	11,219	411
Liberty Sirius XM Group Class C(2)	10,024	418
Liberty TripAdvisor Holdings, Inc. Class A(2)	34,901	405
Liberty Ventures Class A(2)	7,569	396
Lions Gate Entertainment Corp. Class B(2)	16,014	421
Madison Square Garden Co. (The) Class A(2)	2,043	402
Marriott International, Inc. Class A	3,817	383
Marriott Vacations Worldwide Corp.	3,225	380

	SHARES	VALUE
Consumer Discretionary—(continued)
Mohawk Industries, Inc.(2)	1,646	$398
MSG Networks, Inc. Class A(2)	18,248	410
News Corp. Class A	29,357	402
NIKE, Inc. Class B	7,556	446
Nordstrom, Inc.(3)	8,495	406
Papa John’s International, Inc.	5,116	367
Penn National Gaming, Inc.(2)	18,565	397
Penske Automotive Group, Inc.	9,086	399
Ralph Lauren Corp.	5,584	412
Restaurant Brands International, Inc.	6,706	419
Sears Holdings Corp.(2)(3)	58,202	516
Sears Hometown and Outlet Stores, Inc.(2)(3)	142,603	385
Starbucks Corp.	6,652	388
Tesla, Inc.(2)(3)	1,063	384
Twenty-First Century Fox, Inc. Class A	14,397	408
Under Armour, Inc. Class C(2)	19,630	396
Urban Outfitters, Inc.(2)	21,985	408
Viacom, Inc. Class B	11,423	383
Weight Watchers International, Inc.(2)(3)	13,869	463
Wendy’s Co. (The)	26,309	408
Wynn Resorts Ltd.	2,977	399

		25,127

Consumer Staples—5.3%
Boston Beer Co., Inc. (The) Class A(2)(3)	2,985	394
Brown-Forman Corp. Class B	8,009	389
Estee Lauder Cos., Inc. (The) Class A	4,097	393
HRG Group, Inc.(2)	21,045	373
Kraft Heinz Co.(The)	4,355	373
Lancaster Colony Corp.	3,093	379
Monster Beverage Corp.(2)	7,781	387
Nomad Foods Ltd.(2)	28,403	401
PriceSmart, Inc.	4,524	396
Tootsie Roll Industries, Inc.(3)	11,127	388

		3,873

Energy—5.0%
Cheniere Energy, Inc.(2)	8,574	418
Continental Resources, Inc.(2)	12,083	391
CVR Energy, Inc.(3)	19,990	435
Exterran Corp.(2)	14,789	395
Hess Corp.	9,182	403
Par Pacific Holdings, Inc.(2)	23,368	421

See Notes to Schedules of Investments

1

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
RPC, Inc.(3)	19,697	$398
Transocean Ltd.(2)	46,601	383
W&T Offshore, Inc.(2)(3)	196,921	386

		3,630

Financials—14.2%
Altisource Portfolio Solutions SA(2)(3)	18,629	407
American Financial Group, Inc.	3,917	389
AmTrust Financial Services, Inc.	28,538	432
Berkley (W.R.) Corp.	5,727	396
Berkshire Hathaway, Inc. Class B(2)	2,341	397
BOK Financial Corp.	4,689	395
Brown & Brown, Inc.	9,011	388
Charles Schwab Corp. (The)	9,483	407
Cohen & Steers, Inc.	9,722	394
Erie Indemnity Co. Class A	3,250	407
First Citizens BancShares, Inc. Class A	1,079	402
Franklin Resources, Inc.	8,979	402
Gaming and Leisure Properties, Inc.	10,999	414
Greenlight Capital Re Ltd. Class A(2)	19,545	409
Hilltop Holdings, Inc.	14,998	393
Leucadia National Corp.	15,485	405
Loews Corp.	8,306	389
Mercury General Corp.	7,137	385
Morningstar, Inc.	5,111	400
National General Holdings Corp.	18,327	387
Ocwen Financial Corp.(2)(3)	142,080	382
PJT Partners, Inc. Class A	10,137	408
Raymond James Financial, Inc.	5,079	408
Third Point Reinsurance Ltd.(2)	29,597	411
Virtu Financial, Inc.	22,895	404
WisdomTree Investments, Inc.(3)	40,837	415

		10,426

Health Care—5.0%
Akorn, Inc.(2)	11,935	400
AquaBounty Technologies, Inc.(2)(3)	48,184	386
Bruker Corp.	14,377	415
Cerner Corp.(2)	6,059	403
Danaher Corp.	4,734	399
Halozyme Therapeutics, Inc.(2)	30,629	393
Insys Therapeutics, Inc.(2)	35,236	446
Intrexon Corp.(2)	17,507	422

	SHARES	VALUE
Health Care—(continued)
OPKO Health, Inc.(2)(3)	61,934	$407

		3,671

Industrials—11.8%
Air Lease Corp.	10,382	388
American Railcar Industries, Inc.(3)	11,090	425
Cintas Corp.	3,127	394
Colfax Corp.(2)	10,111	398
Covanta Holding Corp.	27,618	365
FedEx Corp.	1,899	413
Fortive Corp.	6,336	401
Heartland Express, Inc.	19,187	399
Herc Holdings, Inc.(2)	10,646	419
Hertz Global Holdings, Inc.(2)(3)	41,804	481
Manitowoc Co., Inc. (The)(2)	67,932	408
MasTec, Inc.(2)	8,974	405
MSC Industrial Direct Co., Inc. Class A	4,779	411
Navistar International Corp.(2)	14,724	386
Rollins, Inc.	9,233	376
Seaspan Corp.	71,055	507
Timken Co. (The)	8,717	403
W.W. Grainger, Inc.	2,257	407
Welbilt, Inc.(2)	20,888	394
Werner Enterprises, Inc.	13,542	397
XPO Logistics, Inc.(2)	6,537	423

		8,600

Information Technology—11.5%
Alphabet, Inc. Class C(2)	423	384
Amkor Technology, Inc.(2)	38,356	375
Anixter International, Inc.(2)	5,101	399
CommerceHub, Inc. Class C(2)	23,590	411
Conduent, Inc.(2)	25,532	407
eBay, Inc.(2)	11,711	409
EchoStar Corp. Class A(2)	6,494	394
Facebook, Inc. Class A(2)	2,668	403
IAC/InterActiveCorp(2)	3,958	409
Intuit, Inc.	2,852	379
National Instruments Corp.	10,263	413
Oracle Corp.	8,940	448
Paychex, Inc.	6,586	375
PayPal Holdings, Inc.(2)	7,646	410
Pegasystems, Inc.	6,734	393
RealPage, Inc.(2)	11,284	406

See Notes to Schedules of Investments

2

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
salesforce.com, Inc.(2)	4,633	$401
SS&C Technologies Holdings, Inc.	10,333	397
Syntel, Inc.	24,143	409
TeleTech Holdings, Inc.	9,433	385
Xerox Corp.	14,357	413

		8,420

Materials—5.8%
Freeport-McMoRan, Inc.(2)	34,756	417
Huntsman Corp.	16,788	434
LyondellBasell Industries N.V. Class A	4,981	420
NewMarket Corp.	858	395
Novagold Resources, Inc.(2)	98,192	448
Platform Specialty Products Corp.(2)	32,994	418
Scotts Miracle-Gro Co. (The)	4,521	405
Silgan Holdings, Inc.	12,629	401
TimkenSteel Corp.(2)	29,852	459
Westlake Chemical Corp.	6,386	423

		4,220

Real Estate—7.0%
American Homes 4 Rent Class A	17,790	402
Boston Properties, Inc.	3,138	386
Colony Northstar, Inc. Class A	28,168	397
Equity LifeStyle Properties, Inc.	4,655	402
Equity Residential	5,900	388
Host Hotels & Resorts, Inc.	21,477	392
Howard Hughes Corp. (The)(2)	3,207	394
Marcus & Millichap, Inc.(2)	15,596	411
Seritage Growth Properties Class A	9,416	395
Simon Property Group, Inc.	2,484	402
Taubman Centers, Inc.	6,714	400
Urban Edge Properties	15,983	379
Vornado Realty Trust	4,230	397

		5,145

TOTAL COMMON STOCKS (Identified Cost $58,389)		73,112

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $58,389)		73,112

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—9.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	6,605,336	$6,605

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $6,605)		6,605

TOTAL INVESTMENTS—108.9% (Identified Cost $64,994)		79,717	(1)
Other assets and liabilities, net—(8.9)%		(6,495)

NET ASSETS—100.0%		$73,222

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$73,112	$73,112
Securities Lending Collateral	6,605	6,605

Total Investments	$79,717	$79,717

There were no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—87.9%
Consumer Discretionary—10.1%
Ace Hardware Indonesia Tbk PT (Indonesia)	3,093,000	$246
Fila Korea Ltd. (South Korea)	2,350	175
Goldlion Holdings Ltd. (Hong Kong)	500,284	223
Pico Far East Holdings Ltd. (Hong Kong)	422,780	177
Whirlpool SA (Brazil) (2)	54,761	54

		875

Consumer Staples—22.4%
AVI Ltd. (South Africa)	27,110	197
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	8,080	212
Distell Group Ltd. (South Africa)	20,100	210
Embotelladora Andina ADR S.A. Class-B (Chile)	3,500	89
Heineken Malaysia Bhd (Malaysia)	44,000	190
Oldtown Bhd (Malaysia)	240,750	162
Pinar SUT Mamulleri Sanayii AS (Turkey)	22,800	95
Premier Marketing PCL (Thailand)	739,000	257
Taisun International Holding Corp. (Taiwan)(2)	38,000	172
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	35,000	178
Wawel SA (Poland)	573	182

		1,944

Energy—1.3%
Qualitech PCL Class F (Thailand)	418,279	111

Financials—10.4%
BFI Finance Indonesia Tbk PT (Indonesia)	7,790,000	304
CARE Ratings Ltd. (India)	9,700	241
Korea Ratings Corp. (South Korea)	4,900	209
Tisco Financial Group PCL (Thailand)	66,700	149

		903

Industrials—20.8%
Blue Dart Express Ltd. (India)	2,300	168
DKSH Holding AG (Switzerland)	830	67
Freight Management Holdings Bhd (Malaysia)	218,729	67
Hy-Lok Corp. (South Korea)	10,600	233
Lumax International Corp., Ltd. (Taiwan)	125,088	242
S-1 Corp. (South Korea)	1,950	165
Sarine Technologies Ltd. (Israel)	176,000	197
Sinmag Equipment Corp. (Taiwan)	44,520	260
Taiwan Secom Co., Ltd. (Taiwan)	81,874	247

	SHARES	VALUE
Industrials—(continued)
Turk Traktor ve Ziraat Makineleri AS (Turkey)	6,900	$155

		1,801

Information Technology—10.1%
Autohome, Inc. ADR (China)(2)	7,140	324
Cartrack Holdings Ltd. (South Africa)	76,200	79
e-Credible Co., Ltd. (South Korea)	14,700	171
Yandex N.V. Class A (Russia)(2)	11,360	298

		872

Materials—12.8%
Corp. Moctezuma SAB de C.V. (Mexico)	78,300	301
Enaex SA (Chile)	12,300	136
Sniezka SA (Poland)	6,300	116
Tikkurila Oyj (Finland)	5,500	119
Transpaco Ltd. (South Africa)	86,890	176
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	96,000	262

		1,110

TOTAL COMMON STOCKS (Identified Cost $6,459)		7,616

TOTAL LONG TERM INVESTMENTS—87.9% (Identified Cost $6,459)		7,616

SHORT-TERM INVESTMENT—9.8%
Money Market Mutual Fund—9.8%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(3)	846,432	846

TOTAL SHORT-TERM INVESTMENT (Identified Cost $846)		846

TOTAL INVESTMENTS—97.7% (Identified Cost $7,305)		8,462	(1)
Other assets and liabilities, net—2.3%		202

NET ASSETS—100.0%		$8,664

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
Taiwan	14%
South Korea	11
United States	10
South Africa	8
Indonesia	7
Thailand	6
Chile	5
Other	39

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$7,616	$7,261	$355
Short-Term Investment	846	846	—

Total Investments	$8,462	$8,107	$355

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $54 were transferred from Level 1 to Level 2, and securities held by the Fund with an end of period value of $2,775 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S.Securities.

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—91.4%
Consumer Discretionary—7.5%
Goldlion Holdings Ltd. (Hong Kong)	11,634,316	$5,186
Pico Far East Holdings Ltd. (Hong Kong)	11,041,668	4,624
REA Group Ltd. (Australia)	94,310	4,813

		14,623

Consumer Staples—5.4%
Heineken Malaysia Bhd (Malaysia)	663,500	2,859
Premier Marketing PCL (Thailand)	9,157,029	3,181
Taisun International Holding Corp. (Taiwan)(2)	434,000	1,962
Wawel SA (Poland)	8,092	2,577

		10,579

Energy—2.8%
Pason Systems, Inc. (Canada)	197,600	2,947
Qualitech PCL (Thailand)	3,073,163	814
Schoeller-Bleckmann Oilfield Equipment AG (Austria) (2)	26,048	1,705

		5,466

Financials—10.1%
Euler Hermes Group SA (France)	66,760	7,930
Euroz Ltd. (Australia)	2,242,413	1,861
Hiscox Ltd. (United Kingdom)	179,480	2,962
Korea Ratings Corp. (South Korea)	67,093	2,862
Topdanmark A/S (Denmark)(2)	129,000	4,119

		19,734

Health Care—6.2%
DVx, Inc. (Japan)	70,500	846
Haw Par Corp., Ltd. (Singapore)	280,219	2,279
Software Service, Inc. (Japan)	41,253	1,790
WIN-Partners Co., Ltd. (Japan)	631,365	7,264

		12,179

Industrials—20.2%
AIT Corp. (Japan)	306,300	2,832
Amadeus Fire AG (Germany)	16,595	1,458
Asiakastieto Group Oyj (Finland)	262,817	6,529
Howden Joinery Group plc (United Kingdom)	1,282,550	6,801
Hy-Lok Corp. (South Korea)	98,488	2,165
Interworks, Inc. (Japan)	371,600	3,872
Lumax International Corp., Ltd. (Taiwan)	2,060,288	3,982
Rotork plc (United Kingdom)	831,804	2,550

	SHARES	VALUE
Industrials—(continued)
Sarine Technologies Ltd. (Israel)	3,419,000	$3,825
SJR in Scandinavia AB (Sweden)	568,300	2,698
WABCO Holdings, Inc. (United States)(2)	23,300	2,971

		39,683

Information Technology—32.5%
Alten SA (France)	70,044	5,783
Altran Technologies SA (France)	171,000	2,787
Auto Trader Group plc (United Kingdom)	1,892,040	9,364
Autohome, Inc. ADR (China)(2)	154,500	7,008
Bouvet ASA (Norway)	209,645	3,980
carsales.com Ltd. (Australia)	540,975	4,790
Computer Modelling Group Ltd. (Canada)	348,900	2,739
e-Credible Co., Ltd. (South Korea)	296,500	3,447
Firstlogic, Inc. (Japan)	210,000	4,800
Rightmove plc (United Kingdom)	176,660	9,779
Scout24 AG (Germany)	251,725	9,271

		63,748

Materials—6.7%
Corp. Moctezuma SAB de C.V. (Mexico)	768,830	2,957
Rimoni Industries Ltd. (Israel)	89,509	1,369
Sniezka SA (Poland)	38,526	708
Tikkurila Oyj (Finland)	188,750	4,081
Transpaco Ltd. (South Africa)	1,247,008	2,526
Victrex plc (United Kingdom)	58,100	1,420

		13,061

TOTAL COMMON STOCKS (Identified Cost $160,401)		179,073

TOTAL LONG TERM INVESTMENTS—91.4% (Identified Cost $160,401)		179,073

SHORT-TERM INVESTMENT—7.2%
Money Market Mutual Fund—7.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(3)	14,079,999	14,080

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,080)		14,080

See Notes to Schedules of Investments

1

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—98.6% (Identified Cost $174,481)	193,153	(1)

Other assets and liabilities, net—1.4%	2,717

NET ASSETS—100.0%	$195,870

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United Kingdom	17%
Japan	11
United States	9
France	8
Australia	6
Germany	6
Finland	5
Other	38

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$179,073	$176,117	$2,956
Short-Term Investment	14,080	14,080	—

Total Investments	$193,153	$190,197	$2,956

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $56,997 were transferred from Level 2 into Level 1.

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—35.7%
Consumer Discretionary—9.8%
Amazon.com, Inc.(2)	368	$356
Best Buy Co., Inc.	9,401	539
BorgWarner, Inc.	3,367	143
Carnival Corp.	2,503	164
CBS Corp. Class B	4,565	291
Charter Communications, Inc. Class A(2)	415	140
Chipotle Mexican Grill, Inc.(2)	59	25
Comcast Corp. Class A	9,133	355
Darden Restaurants, Inc.	254	23
Delphi Automotive plc	4,540	398
Discovery Communications, Inc. Class A(2)	1,873	48
Discovery Communications, Inc. Class C(2)	2,648	67
DISH Network Corp. Class A(2)	438	27
Expedia, Inc.	112	17
Garmin Ltd.	10,475	534
Goodyear Tire & Rubber Co. (The)	15,322	536
H&R Block, Inc.	17,359	537
Harley-Davidson, Inc.	9,755	527
Home Depot, Inc. (The)	2,566	394
Interpublic Group of Cos., Inc. (The)	7,113	175
Leggett & Platt, Inc.	3,183	167
Lowe’s Cos., Inc.	1,824	141
Marriott International, Inc. Class A	1,884	189
McDonald’s Corp.	1,675	256
Mohawk Industries, Inc.(2)	1,501	363
Netflix, Inc.(2)	400	60
Newell Brands, Inc.	10,000	536
Omnicom Group, Inc.	4,248	352
Priceline Group, Inc. (The)(2)	46	86
Royal Caribbean Cruises Ltd.	1,004	110
Scripps Networks Interactive, Inc. Class A	1,172	80
Starbucks Corp.	2,981	174
TEGNA, Inc.	2,635	38
TripAdvisor, Inc.(2)	105	4
Whirlpool Corp.	2,830	542
Wyndham Worldwide Corp.	629	63
Wynn Resorts Ltd.	3,926	527
Yum! Brands, Inc.	688	51

		9,035

	SHARES	VALUE
Consumer Staples—2.3%
Altria Group, Inc.	2,683	$200
Brown-Forman Corp. Class B	2,335	113
Campbell Soup Co.	370	19
Conagra Brands, Inc.	790	28
Constellation Brands, Inc. Class A	2,280	442
General Mills, Inc.	1,109	61
Hershey Co. (The)	267	29
Hormel Foods Corp.	515	18
J.M. Smucker Co. (The)	223	26
Kellogg Co.	483	34
Kraft Heinz Co.(The)	1,140	98
McCormick & Co., Inc.	217	21
Mondelez International, Inc. Class A	2,918	126
Philip Morris International, Inc.	2,146	252
Reynolds American, Inc.	1,144	74
Sysco Corp.	10,701	539
Tyson Foods, Inc. Class A	548	34

		2,114

Energy—0.6%
Marathon Petroleum Corp.	2,674	140
Phillips 66	2,235	185
Tesoro Corp.	593	55
Valero Energy Corp.	2,285	154

		534

Financials—3.5%
Aflac, Inc.	1,138	88
Allstate Corp. (The)	1,057	93
Aon plc	1,339	178
Bank of America Corp.	5,008	122
BB&T Corp.	1,633	74
Charles Schwab Corp. (The)	2,959	127
Chubb Ltd.	1,348	196
Cincinnati Financial Corp.	434	31
Citigroup, Inc.	1,384	93
Citizens Financial Group, Inc.	1,029	37
Comerica, Inc.	355	26
E*Trade Financial Corp.(2)	669	25
Fifth Third Bancorp	1,516	39
Gallagher (Arthur J.) & Co.	911	52
Goldman Sachs Group, Inc. (The)	902	200
Huntington Bancshares, Inc.	2,194	30

See Notes to Schedules of Investments

1

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	1,784	$163
KeyCorp	2,167	41
Lincoln National Corp.	639	43
M&T Bank Corp.	312	51
Marsh & McLennan Cos., Inc.	2,626	205
MetLife, Inc.	3,083	169
Morgan Stanley	3,500	156
People’s United Financial, Inc.	694	12
PNC Financial Services Group, Inc. (The)	982	123
Principal Financial Group, Inc.	758	49
Progressive Corp. (The)	1,681	74
Prudential Financial, Inc.	1,219	132
Raymond James Financial, Inc.	311	25
Regions Financial Corp.	2,435	36
SunTrust Banks, Inc.	993	56
Torchmark Corp.	311	24
Travelers Cos., Inc. (The)	810	102
U.S. Bancorp	796	41
Unum Group	650	30
Wells Fargo & Co.	2,250	125
Willis Towers Watson plc	650	95
XL Group Ltd.	767	34
Zions Bancorporation	409	18

		3,215

Health Care—1.7%
Abbott Laboratories	1,652	80
Aetna, Inc.	476	72
Agilent Technologies, Inc.	1,131	67
Anthem, Inc.	380	71
Bard (C.R.), Inc.	69	22
Baxter International, Inc.	465	28
Becton, Dickinson & Co.	216	42
Boston Scientific Corp.(2)	1,304	36
Centene Corp.(2)	247	20
Cigna Corp.	369	62
Danaher Corp.	583	49
Edwards Lifesciences Corp.(2)	203	24
Hologic, Inc.(2)	267	12
Humana, Inc.	214	52
IDEXX Laboratories, Inc.(2)	84	14
Illumina, Inc.(2)	514	89
Intuitive Surgical, Inc.(2)	35	33

	SHARES	VALUE
Health Care—(continued)
Medtronic plc	1,309	$116
Mettler-Toledo International, Inc.(2)	91	54
PerkinElmer, Inc.	386	26
Stryker Corp.	296	41
Thermo Fisher Scientific, Inc.	1,372	239
UnitedHealth Group, Inc.	1,381	256
Varian Medical Systems, Inc.(2)	89	9
Waters Corp.(2)	281	52
Zimmer Biomet Holdings, Inc.	192	25

		1,591

Industrials—5.2%
3M Co.	653	136
Alaska Air Group, Inc.	487	44
Allegion plc	723	59
American Airlines Group, Inc.	1,990	100
Arconic, Inc.	479	11
Boeing Co. (The)	619	122
Cintas Corp.	4,210	531
CSX Corp.	2,670	146
Deere & Co.	4,322	534
Delta Air Lines, Inc.	2,885	155
Dover Corp.	464	37
Flowserve Corp.	389	18
Fortive Corp.	898	57
Fortune Brands Home & Security, Inc.	1,159	76
General Dynamics Corp.	309	61
General Electric Co.	9,552	258
Honeywell International, Inc.	833	111
Illinois Tool Works, Inc.	931	133
Ingersoll-Rand plc	774	71
Johnson Controls International plc	7,105	308
Kansas City Southern	307	32
L3 Technologies, Inc.	85	14
Lockheed Martin Corp.	271	75
Masco Corp.	2,425	93
Norfolk Southern Corp.	837	102
Northrop Grumman Corp.	190	49
Parker Hannifin Corp.	398	64
Pentair plc	499	33
Raytheon Co.	318	51
Republic Services, Inc.	2,405	153
Rockwell Collins, Inc.	176	19

See Notes to Schedules of Investments

2

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	112	$26
Snap-on, Inc.	173	27
Southwest Airlines Co.	2,429	151
Stanley Black & Decker, Inc.	455	64
Stericycle, Inc.(2)	887	68
Textron, Inc.	293	14
TransDigm Group, Inc.	54	15
Union Pacific Corp.	2,345	255
United Continental Holdings, Inc.(2)	1,130	85
United Technologies Corp.	814	99
Waste Management, Inc.	4,219	309
Xylem, Inc.	536	30

		4,796

Information Technology—6.2%
Activision Blizzard, Inc.	4,974	286
Adobe Systems, Inc.(2)	1,283	181
Advanced Micro Devices, Inc.(2)	642	8
Akamai Technologies, Inc.(2)	90	4
Alliance Data Systems Corp.	57	15
Alphabet, Inc. Class A(2)	155	144
Alphabet, Inc. Class C(2)	154	140
Altaba, Inc.(2)	457	25
Amphenol Corp. Class A	3,193	236
Analog Devices, Inc.	303	24
Apple, Inc.	3,182	458
Applied Materials, Inc.	6,766	279
Autodesk, Inc.(2)	507	51
Automatic Data Processing, Inc.	457	47
Broadcom Ltd.	334	78
CA, Inc.	227	8
Citrix Systems, Inc.(2)	405	32
Corning, Inc.	9,633	289
eBay, Inc.(2)	526	18
Electronic Arts, Inc.(2)	2,217	234
Facebook, Inc. Class A(2)	1,226	185
Fidelity National Information Services, Inc.	335	29
Fiserv, Inc.(2)	218	27
FLIR Systems, Inc.	15,261	529
Global Payments, Inc.	155	14
Hewlett Packard Enterprise Co.	1,010	17
HP, Inc.	1,027	18

	SHARES	VALUE
Information Technology—(continued)
Intel Corp.	3,934	$133
Intuit, Inc.	629	84
KLA-Tencor Corp.	982	90
Lam Research Corp.	1,020	144
Mastercard, Inc. Class A	959	116
Microchip Technology, Inc.	180	14
Micron Technology, Inc.(2)	862	26
Microsoft Corp.	5,589	385
NetApp, Inc.	164	7
NVIDIA Corp.	490	71
Oracle Corp.	2,168	109
Paychex, Inc.	325	19
PayPal Holdings, Inc.(2)	1,143	61
Qorvo, Inc.(2)	105	7
QUALCOMM, Inc.	1,229	68
Red Hat, Inc.(2)	129	12
salesforce.com, Inc.(2)	1,695	147
Seagate Technology plc	179	7
Skyworks Solutions, Inc.	154	15
Symantec Corp.	448	13
Synopsys, Inc.(2)	390	28
TE Connectivity Ltd.	6,763	532
Texas Instruments, Inc.	832	64
Total System Services, Inc.	168	10
VeriSign, Inc.(2)	46	4
Visa, Inc. Class A	1,891	177
Western Digital Corp.	175	16
Western Union Co. (The)	489	9
Xerox Corp.	129	4
Xilinx, Inc.	207	13

		5,761

Materials—2.9%
Albemarle Corp.	520	55
Avery Dennison Corp.	885	78
Dow Chemical Co. (The)	3,888	245
Du Pont (E.I.) de Nemours & Co.	3,011	243
Eastman Chemical Co.	510	43
Ecolab, Inc.	1,213	161
International Flavors & Fragrances, Inc.	365	49
International Paper Co.	4,068	230
Martin Marietta Materials, Inc.	1,066	237
Nucor Corp.	9,175	531

See Notes to Schedules of Investments

3

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
PPG Industries, Inc.	1,188	$131
Sealed Air Corp.	1,914	86
Sherwin-Williams Co. (The)	375	132
Vulcan Materials Co.	2,238	284
WestRock Co.	2,477	140

		2,645

Real Estate—2.3%
American Tower Corp.	1,035	137
CBRE Group, Inc. Class A(2)	14,373	523
Crown Castle International Corp.	874	87
Digital Realty Trust, Inc.	386	44
Equinix, Inc.	188	81
Extra Space Storage, Inc.	305	24
Host Hotels & Resorts, Inc.	28,693	524
Iron Mountain, Inc.	594	20
Prologis, Inc.	9,016	529
Public Storage	362	75
Weyerhaeuser Co.	1,815	61

		2,105

Telecommunication Services—0.6%
Level 3 Communications, Inc.(2)	8,782	521

		521

Utilities—0.6%
Ameren Corp.	592	32
CenterPoint Energy, Inc.	1,051	29
CMS Energy Corp.	683	32
Consolidated Edison, Inc.	744	60
Dominion Energy, Inc.	1,533	118
DTE Energy Co.	438	46
NiSource, Inc.	789	20
Public Service Enterprise Group, Inc.	1,235	53
SCANA Corp.	349	23
Sempra Energy	611	69
WEC Energy Group, Inc.	770	47

		529

TOTAL COMMON STOCKS (Identified Cost $27,764)		32,846

EXCHANGE-TRADED FUNDS(3)—63.5%
iShares 20+ Year Treasury Bond Index Fund	87,209	10,912
iShares Dow Jones U.S. Real Estate Index Fund	37,988	3,030

	SHARES	VALUE
iShares iBoxx $ High Yield Corporate Bond Index Fund	62,384	$5,514
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	45,584	5,493
iShares JPMorgan Emerging Markets Bond Index Fund	47,937	5,482
iShares MSCI Australia Index Fund	126,717	2,747
iShares MSCI Hong Kong Index Fund	117,036	2,742
iShares MSCI India Index Fund	85,739	2,752
iShares MSCI Japan Index Fund	51,053	2,739
iShares MSCI South Korea Capped Index Fund	40,454	2,743
iShares MSCI Spain Capped Index Fund	82,520	2,710
iShares MSCI Switzerland Capped Index Fund	79,326	2,722
iShares MSCI Taiwan Capped Index Fund	76,593	2,739
PowerShares DB Gold Fund(2)	76,823	3,045
PowerShares DB U.S. Dollar Index Bullish Fund(2)	123,391	3,054

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $56,138)		58,424

TOTAL LONG TERM INVESTMENTS—99.2% (Identified Cost $83,902)		91,270

TOTAL INVESTMENTS—99.2% (Identified Cost $83,902)		91,270	(1)
Other assets and liabilities, net—0.8%		736

NET ASSETS—100.0%		$92,006

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	92%
India	3
Korea	3
Switzerland	1
United Kingdom	1

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$32,846	$32,846
Exchange-Traded Funds	58,424	58,424

Total Investments	$91,270	$91,270

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.5%
U.S. Treasury Bond 2.500%, 2/15/46	$5,320	$4,960
U.S. Treasury Note 1.625%, 2/15/26	500	475

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $5,600)		5,435

MUNICIPAL BONDS—3.5%
California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	809

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	260

New York—2.0%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 5/1/40	650	750
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	640	734

		1,484

TOTAL MUNICIPAL BONDS (Identified Cost $2,579)		2,553

FOREIGN GOVERNMENT SECURITIES—3.2%
Argentine Republic
7.500%, 4/22/26	155	167
6.875%, 1/26/27	190	196
7.625%, 4/22/46	150	154
Dominican Republic 144A 6.600%, 1/28/24(3)	135	148
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	200	202
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	200	199
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	208
Republic of Indonesia 144A 4.350%, 1/8/27(3)	200	209
Republic of South Africa 4.665%, 1/17/24	100	101
4.300%, 10/12/28	200	187
Republic of Turkey 4.875%, 10/9/26	400	394
Sultanate of Oman 144A 4.750%, 6/15/26(3)	200	197

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,332)		2,362

	PAR VALUE		VALUE
MORTGAGE-BACKED SECURITIES—19.0%
Agency—5.9%
FHLMC
5.000%, 12/1/35	$27		$29
4.000%, 2/1/45	373		393
3.500%, 3/1/45	303		313
3.500%, 4/1/46	353		363
FNMA
6.000%, 7/1/17	—	(13)	—	(13)
5.500%, 9/1/17	—	(13)	—	(13)
5.000%, 4/1/20	34		35
5.000%, 8/1/21	6		6
6.000%, 5/1/29	24		27
6.500%, 5/1/30	1		1
7.000%, 7/1/31	8		8
5.500%, 4/1/36	31		35
5.500%, 9/1/36	136		152
6.000%, 9/1/37	20		24
6.000%, 8/1/38	157		183
6.000%, 8/1/38	12		14
5.000%, 6/1/39	464		509
5.000%, 9/1/39	129		143
5.500%, 9/1/39	274		305
4.500%, 9/1/40	210		230
3.500%, 12/1/42	255		263
4.000%, 9/1/44	95		100
3.500%, 8/1/45	537		551
3.500%, 1/1/46	131		134
4.000%, 1/1/46	223		234
3.500%, 6/1/46	230		237
GNMA 6.500%, 9/15/28	26		29

			4,318

Non-Agency—13.1%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	71		71
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	195		207
15-SFR2, C 144A 4.691%, 10/17/45(3)	125		133
15-SFR1, A 144A 3.467%, 4/17/52(3)	216		223

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 4.144%, 6/25/33(2)	$130	$129
AMSR Trust 16-SFR1, C 144A 3.459%, 11/17/33(2)(3)	100	102
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	325	335
Banc of America Funding Trust
04-B, 2A1 3.638%, 11/20/34(2)	75	75
05-1, 1A1 5.500%, 2/25/35	81	81
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	60	61
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.109%, 7/25/35(2)	228	236
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.608%, 5/25/34(2)	205	203
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	160	166
17-SLP5, B1 144A 4.000%, 6/28/57(2)(3)	100	105
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	114	119
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	103
17-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	145	152
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(2)(3)	195	195
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(2)(3)	98	98
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	65	61
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	96	90
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.416%, 10/25/28(2)	250	255
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	136	138
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	59	60
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	145	127
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	29	29

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	$153	$160
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	195	204
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.240%, 9/25/34(2)	159	161
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	89	92
16-1, M2 144A 3.750%, 4/25/45(2)(3)	126	128
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	103	105
16-2, M2 144A 3.750%, 12/25/45(2)(3)	167	169
16-1, A3 144A 3.500%, 5/25/46(2)(3)	468	474
16-5, A1 144A 2.605%, 12/25/46(2)(3)	160	159
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	106	109
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	360	383
15-C22, AS 3.561%, 4/15/48	310	313
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	140	138
Morgan Stanley Capital I Trust 08-T29, A4 6.503%, 1/11/43(2)	455	462
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	210	210
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	138	142
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	165	170
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	140	144
16-4A, B1A 144A 4.500%, 11/25/56(2)(3)	176	183
NovaStar Mortgage Funding Trust Series 04-4, M5 2.941%, 3/25/35(2)	185	184
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	150	156
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	127	128
Sequoia Mortgage Trust
13-8, B1 3.533%, 6/25/43(2)	109	110
14-2, A1 144A 4.000%, 7/25/44(2)(3)	84	85
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	150	150
16-1, A1B 144A 2.750%, 2/25/55(2)(3)	155	156
15-5, A2 144A 3.500%, 5/25/55(2)(3)	220	225

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	$445	$445
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	81	81
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	67	67
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	302

		9,549

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,637)		13,867

ASSET-BACKED SECURITIES—5.4%
American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(3)	185	185
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	237
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	376
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	200	201
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	236
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	179	176
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(3)	260	262
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	120	119
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(3)	235	236
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	70	70
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	139	139
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(3)	220	220
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	185	186
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.966%, 9/27/21(2)(3)	310	311
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	29	29

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—Continued
Santander Drive Auto Receivables Trust 13-1, D 2.270%, 1/15/19	$192	$192
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	62	62
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	71	71
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	185	187
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(3)	224	220
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	206	206

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,919)		3,921

CORPORATE BONDS AND NOTES—48.5%
Consumer Discretionary—4.6%
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	98	127
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	75	81
CalAtlantic Group, Inc. 5.250%, 6/1/26	150	156
Century Communities, Inc. 144A 5.875%, 7/15/25(3)	145	144
Charter Communications Operating LLC 4.908%, 7/23/25	185	200
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	50	50
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	155	156
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(3)	20	21
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	60	62
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(3)	40	42
Horton (D.R.), Inc. 4.750%, 2/15/23	220	237
MDC Holdings, Inc. 5.500%, 1/15/24	180	190
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	200
QVC, Inc. 4.375%, 3/15/23	265	268
Scientific Games International, Inc. 6.625%, 5/15/21	95	94
SFR Group S.A. 144A 7.375%, 5/1/26(3)	200	217
Signet UK Finance plc 4.700%, 6/15/24	210	204

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(3)	$145	$146
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	80	85
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	185
Vista Outdoor, Inc. 5.875%, 10/1/23	150	154
Wyndham Worldwide Corp.
5.100%, 10/1/25	245	265
4.500%, 4/1/27	50	52

		3,336

Consumer Staples—1.4%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	185	191
CVS Health Corp. 2.875%, 6/1/26	255	247
Flowers Foods, Inc. 4.375%, 4/1/22	275	295
Safeway, Inc. 7.250%, 2/1/31	115	108
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(3)	49	50
Tops Holding LLC 144A 8.000%, 6/15/22(3)	155	127

		1,018

Energy—3.6%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	75	76
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	45	45
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	110	117
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(3)	125	125
Enbridge Energy Partners LP 4.375%, 10/15/20	30	32
Energy Transfer Partners LP 4.200%, 4/15/27	185	184
EP Energy LLC 144A 8.000%, 11/29/24(3)	75	75
FTS International, Inc. 6.250%, 5/1/22	60	49
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	121
HollyFrontier Corp. 5.875%, 4/1/26	190	201
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	306
MPLX LP 4.875%, 12/1/24	255	272
NGL Energy Partners LP 5.125%, 7/15/19	155	154
Noble Holding International Ltd. 7.750%, 1/15/24	90	71
NuStar Logistics LP 5.625%, 4/28/27	60	63
Oasis Petroleum, Inc. 6.875%, 1/15/23	70	68
Petrobras Global Finance BV

	PAR VALUE	VALUE
Energy—(continued)
8.750%, 5/23/26	$130	$149
7.375%, 1/17/27	105	111
Petroleos Mexicanos 6.875%, 8/4/26	170	188
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	158
144A 4.200%, 3/15/28(3)	35	35

		2,600

Financials—17.2%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	208
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	180	197
Ally Financial, Inc. 5.750%, 11/20/25	120	126
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190	193
Ares Capital Corp.
4.875%, 11/30/18	26	27
3.875%, 1/15/20	71	72
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	270	259
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	175	193
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	275	286
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	163
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	185	205
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	200	207
Banco Santander Chile 144A 3.875%, 9/20/22(3)	215	223
Bancolombia S.A. 5.125%, 9/11/22	260	272
Bank of America Corp.
2.000%, 1/11/18	150	150
5.625%, 7/1/20	235	257
4.200%, 8/26/24	338	351
Brookfield Finance LLC 4.000%, 4/1/24	232	238
Capital One Financial Corp.
4.200%, 10/29/25	180	182
3.750%, 7/28/26	200	195
Citigroup, Inc. 3.200%, 10/21/26	330	321
Compass Bank 3.875%, 4/10/25	250	249
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	290	290

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Discover Financial Services 3.950%, 11/6/24	$190	$193
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	259
FS Investment Corp.
4.250%, 1/15/20	165	168
4.750%, 5/15/22	40	41
General Motors Financial Co., Inc. 4.200%, 3/1/21	90	94
3.450%, 4/10/22	30	30
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	563
ICAHN Enterprises LP 5.875%, 2/1/22	65	67
6.250%, 2/1/22	35	36
ING Groep N.V. 6.000% (2)(5)(6)	200	204
iStar, Inc. 6.000%, 4/1/22	65	67
Jefferies Group LLC
5.125%, 1/20/23	85	93
4.850%, 1/15/27	100	104
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	228
Leucadia National Corp. 5.500%, 10/18/23	150	161
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	261
Lincoln National Corp. 4.200%, 3/15/22	250	266
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	234
Manulife Financial Corp. 4.150%, 3/4/26	215	227
Morgan Stanley
4.100%, 5/22/23	155	162
3.125%, 7/27/26	365	355
6.375%, 7/24/42	435	579
Navient Corp.
7.250%, 9/25/23	40	43
6.750%, 6/25/25	110	113
Nordea Bank AB 144A 2.125%, 5/29/20(3)	200	200
OM Asset Management plc 4.800%, 7/27/26	200	201
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	255	272
Prudential Financial, Inc. 5.625%, 6/15/43(2)(6)	160	176
S&P Global, Inc. 4.000%, 6/15/25	195	204
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	185	187
SBA Tower Trust 144A 2.877%, 7/15/21(3)	320	319
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	200	210

	PAR VALUE	VALUE
Financials—(continued)
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	$200	$201
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	162
Trinity Acquisition plc
3.500%, 9/15/21	15	15
4.400%, 3/15/26	80	84
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	200
UBS AG 7.625%, 8/17/22	500	587
Wells Fargo & Co. 3.069%, 1/24/23	95	96

		12,526

Health Care—3.9%
Abbott Laboratories
3.400%, 11/30/23	40	41
3.750%, 11/30/26	215	219
AbbVie, Inc.
2.850%, 5/14/23	135	135
3.600%, 5/14/25	65	66
3.200%, 5/14/26	110	109
Becton Dickinson & Co.
3.363%, 6/6/24	38	38
3.700%, 6/6/27	225	225
Cardinal Health, Inc.
3.200%, 3/15/23	130	133
3.079%, 6/15/24	10	10
3.410%, 6/15/27	75	75
Community Health Systems, Inc. 6.250%, 3/31/23	95	98
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(14)	20	21
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	35	37
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	75	81
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	37
HCA, Inc. 5.375%, 2/1/25	80	84
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	86	88
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	90	93
Mylan NV
3.000%, 12/15/18	55	56
3.150%, 6/15/21	55	56

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	$120	$115
Owens & Minor, Inc. 3.875%, 9/15/21	35	36
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	79
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	120	130
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	90	87
Tenet Healthcare Corp.
4.746%, 6/15/20(2)	75	76
4.500%, 4/1/21	85	86
144A 7.500%, 1/1/22(3)	5	5
144A 4.625%, 7/15/24(3)	33	33
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	120	114
THC Escrow Corp. III 144A 4.625%, 7/15/24(3)	42	42
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	24
144A 6.500%, 3/15/22(3)	10	10
144A 5.500%, 3/1/23(3)	50	42
144A 7.000%, 3/15/24(3)	20	21
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	255	258

		2,860

Industrials—2.9%
Carpenter Technology Corp. 4.450%, 3/1/23	250	254
CNH Industrial N.V. 4.500%, 8/15/23	130	138
Continental Airlines Pass-Through-Trust 00-1, A1 8.048%, 11/1/20	199	220
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	156	162
GATX Corp. 3.250%, 9/15/26	35	34
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	55	55
Masco Corp.
5.950%, 3/15/22	84	95
4.450%, 4/1/25	55	59
Owens Corning 3.400%, 8/15/26	200	197
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(3)	55	58
144A 5.500%, 2/15/24(3)	90	94
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	75	77

	PAR VALUE	VALUE
Industrials—(continued)
Pitney Bowes, Inc. 3.875%, 5/15/22	$176	$176
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	75	82
TransDigm, Inc.
6.000%, 7/15/22	115	118
6.500%, 5/15/25	45	46
Wheels Up Finance I LLC Series A, 7.702%, 6/1/24(2)(8)	229	228

		2,093

Information Technology—2.0%
Arrow Electronics, Inc. 3.875%, 1/12/28	185	184
Broadcom Corp.
144A 3.000%, 1/15/22(3)	80	81
144A 3.625%, 1/15/24(3)	145	148
Dell International LLC
144A 5.450%, 6/15/23(3)	40	43
144A 6.020%, 6/15/26(3)	40	44
144A 8.100%, 7/15/36(3)	85	107
Dun & Bradstreet Corp. (The) 4.625%, 12/1/22	105	109
First Data Corp. 144A 5.000%, 1/15/24(3)	230	237
Flex Ltd. 4.750%, 6/15/25	200	213
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	126
Verisk Analytics, Inc. 4.000%, 6/15/25	190	196

		1,488

Materials—4.0%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	310	332
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	200	200
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	97
Freeport-McMoRan, Inc. 3.875%, 3/15/23	80	75
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	185	182
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	200	206
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	388
NewMarket Corp. 4.100%, 12/15/22	288	298
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	80	80
144A 5.000%, 5/1/25(3)	100	100
OCP SA 144A 5.625%, 4/25/24(3)	200	216
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	200	200
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(7)	220	222

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	$145	$155
Vulcan Materials Co. 3.900%, 4/1/27	185	190

		2,941

Real Estate—4.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	122
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	56
CoreCivic, Inc. 5.000%, 10/15/22	165	172
Corporate Office Properties LP 3.600%, 5/15/23	265	263
DDR Corp. 7.875%, 9/1/20	155	177
Digital Realty Trust LP 5.250%, 3/15/21	165	179
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	208
EPR Properties 4.750%, 12/15/26	245	252
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	126
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	188
Hospitality Properties Trust 4.950%, 2/15/27	220	230
Kilroy Realty LP 4.375%, 10/1/25	190	199
Kimco Realty Corp. 3.400%, 11/1/22	185	188
LifeStorage LP 3.500%, 7/1/26	125	120
MPT Operating Partnership LP
6.375%, 3/1/24	20	22
5.500%, 5/1/24	90	94
National Retail Properties, Inc. 4.000%, 11/15/25	60	61
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	150
Select Income REIT 4.500%, 2/1/25	190	190
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	150	149
Welltower, Inc. 4.000%, 6/1/25	200	207
WP Carey, Inc. 4.600%, 4/1/24	160	167

		3,520

Telecommunication Services—1.8%
AT&T, Inc. 3.875%, 8/15/21	425	444
Frontier Communications Corp. 10.500%, 9/15/22	145	138
Qwest Corp. 7.250%, 9/15/25	150	167
T-Mobile USA, Inc. 6.375%, 3/1/25	105	113
Telefonica Emisiones SAU 4.570%, 4/27/23	225	245

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Verizon Communications, Inc. 4.125%, 3/16/27	$180	$186

		1,293

Utilities—2.3%
Dominion Energy, Inc. 2.962%, 7/1/19(2)	20	20
Duke Energy Corp. 2.650%, 9/1/26	205	195
Dynegy, Inc. 7.375%, 11/1/22	165	163
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	204
Exelon Corp. 3.497%, 6/1/22	255	262
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	219
Southern Power Co. 4.150%, 12/1/25	230	240
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	200	212
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	145	151

		1,666

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $34,341)		35,341

LOAN AGREEMENTS(2)—3.9%
Consumer Discretionary—1.0%
Boyd Gaming Corp. Refinancing, Tranche B, 3.688%, 9/15/23	35	35
Caesars Entertainment Operating Co., Inc. 0.000%, 4/4/24(12)	30	30
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	153	154
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	59	59
Playa Resorts Holding B.V. 4.170%, 4/29/24	20	20
Seminole Tribe of Florida, Inc. Tranche B, 0.000%, 6/22/24(12)	120	120
Station Casinos LLC Tranche B, 3.710%, 6/8/23	84	84
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	108	109
UFC Holdings LLC First Lien, 4.470%, 8/18/23	98	98

		709

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.4%
Albertson’s LLC 2017-1, Tranche B-4, 3.976%, 8/25/21	$103	$101
JBS USA Lux S.A. 5.750%, 10/30/22	110	107
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	80	80

		288

Energy—0.3%
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	94	90
Ultra Resources, Inc. 4.117%, 4/12/24	100	99

		189

Health Care—0.7%
CHG Healthcare Services, Inc. First Lien, 4.422%, 6/7/23	104	105
Envision Healthcare Corp. 4.300%, 12/1/23	21	20
Grifols Worldwide Operations Ltd. Tranche B, 3.436%, 1/31/25	30	30
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	39	40
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	58	58
Iasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	5	5
MMM Holdings, Inc. 10.250%, 6/30/19	40	40
MPH Acquisition Holdings LLC 4.296%, 6/7/23	44	43
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	29	29
NVA Holdings, Inc. Second Lien, 8.296%, 8/14/22	73	73
Quorum Health Corp. 7.976%, 4/29/22	90	90

		533

Industrials—0.5%
Advanced Disposal Services, Inc. 3.939%, 11/10/23	17	17
Navistar, Inc. Tranche B, 5.090%, 8/7/20	119	120
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	120	121
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	100	100

		358

Information Technology—0.2%
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	124	124
SS&C Technologies Holdings, Inc. 2017 Refinancing, Tranche B-2, 3.476%, 7/8/22	2	2

	PAR VALUE		VALUE
Information Technology—(continued)
2017 Refinancing, Tranche B-1, 3.476%, 7/8/22	$39		$39

			165

Materials—0.3%
Anchor Glass Container Corp. First Lien, 4.407%, 12/7/23	17		17
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	160		136
Huntsman International LLC 2023, Tranche B, 4.121%, 4/1/23	43		43
Ineos U.S. Finance LLC Tranche 2022, 3.976%, 3/31/22	9		9

			205

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien, 4.220%, 3/25/24	20		20

Telecommunication Services—0.1%
UPC Financing Partnership 3.909%, 4/15/25	60		60

Utilities—0.4%
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(12)	85		85
Helix Gen Funding LLC 4.960%, 6/3/24	5		5
NRG Energy, Inc. 3.546%, 6/30/23	109		109
Vistra Operations Company LLC
3.976%, 8/4/23	70		69
Tranche C, 3.977%, 8/4/23	17		17

			285

TOTAL LOAN AGREEMENTS (Identified Cost $2,820)			2,812

	SHARES
PREFERRED STOCKS—3.9%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(9)	205

Financials—2.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(9)	156
Citigroup, Inc. Series J, 7.125%(2)	8	(9)	239
Citigroup, Inc. Series T, 6.250%(2)	155	(9)	172

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES		VALUE
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(9)	$47
Financials—(continued)
KeyCorp Series D, 5.000%(2)	190	(9)	194
M&T Bank Corp. Series F, 5.125%(2)	195	(9)	202
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(9)	219
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	195	(9)	201
Wells Fargo & Co. Series K, 7.980%(2)	230	(9)	240
Zions Bancorp 6.950%(2)	8,800		262

			1,932

Industrials—1.0%
General Electric Co. Series D, 5.000%(2)	686	(9)	728

TOTAL PREFERRED STOCKS (Identified Cost $2,665)			2,865

EXCHANGE-TRADED FUND(11)—1.1%
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	6,725		810

TOTAL EXCHANGE-TRADED FUND (Identified Cost $802)			810

AFFILIATED MUTUAL FUND—1.6%
Virtus Newfleet Credit Opportunities Fund Class R6(11)	117,904		1,170

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,170

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $69,874)			71,136	(10)

TOTAL INVESTMENTS—97.6% (Identified Cost $69,874)			71,136	(1)
Other assets and liabilities, net—2.4%			1,753

NET ASSETS—100.0%			$72,889

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $21,744 or 29.8% of net assets.
(4)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Illiquid security.
(9)	Value shown as par value.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	Amount is less than $500.
(14)	100% of the income received was in cash.

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	83%
Chile	1
Mexico	1
Turkey	1
Netherlands	1
Canada	1
Switzerland	1
Other	11

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,921	$—	$3,921	$—
Corporate Bonds And Notes	35,341	—	35,113	228
Foreign Government Securities	2,362	—	2,362	—
Loan Agreements	2,812	—	2,812	—
Mortgage-Backed Securities	13,867	—	13,867	—
Municipal Bonds	2,553	—	2,553	—
U.S. Government Securities	5,435	—	5,435	—
Equity Securities:
Affiliated Mutual Fund	1,170	1,170	—	—
Exchange-Traded Funds	810	810	—	—
Preferred Stocks	2,865	501	2,364	—

Total Investments	$71,136	$2,481	$68,427	$228

There were no transfers from Level 1 to Level 2 related to securities held as of June 30, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Corporate Bonds and Notes
Balance as of September 30, 2016:	$240		$240
Accrued discount/(premium)	—	(c)	—	(c)
Realized gain (loss)	—	(c)	—	(c)
Change in unrealized appreciation (depreciation)	(38)		(38)
Purchases	42		42
Sales(b)	(16)		(16)
Transfers into Level 3 (a)	—		—
Transfers from Level 3 (a)	—		—

Balance as of June 30, 2017	$228		$228

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—96.9%
Electric Revenue—5.2%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	$200	$226
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	511
5.000%, 2/15/27	210	241
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	177
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	250	277

		1,432

General Obligation—14.5%
Cajon Valley Union School District, 5.000%, 8/1/31	250	295
California State of,
5.500%, 3/1/26	250	257
(AMBAC Insured) 5.000%, 2/1/27	290	361
5.000%, 9/1/32	300	340
5.000%, 12/1/37	5	5
6.000%, 4/1/38	250	271
Gilroy Unified School District 4.000%, 8/1/41	250	258
Grossmont Healthcare District 5.000%, 7/15/25	400	495
Long Beach Community College District, 5.000%, 5/1/32	225	269
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	118
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	107
Oakland Unified School District (AGM Insured) 5.000%, 8/1/24	200	243
Ross Valley School District, 5.000%, 8/1/37	350	401
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	288
Temple City Unified School District, 4.000%, 8/1/33	250	265

		3,973

General Revenue—7.4%
California Infrastructure & Economic Development Bank
5.000%, 10/1/23	200	242

	PAR VALUE	VALUE
General Revenue—(continued)
5.000%, 10/1/33	$500	$604
Los Angeles Museum 0.600%, 9/1/37(4)	500	500
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	105
Golden State Tobacco Securitization Corp., 5.000%, 6/1/29	350	405
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	145	175

		2,031

Healthcare Revenue—10.1%
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	118
Kaiser Permanente Revenue, 5.000%, 11/1/27	100	125
Cedars-Sinai Medical Center, 5.000%, 11/15/31	250	295
Cedars-Sinai Medical Center 5.000%, 8/15/34	300	350
Sutter Health, 5.000%, 11/15/35	125	144
Providence St Joseph Health Revenue, 4.000%, 10/1/36	50	52
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	113
Sutter Health, 5.000%, 8/15/43	135	153
Sutter Health 5.000%, 11/15/46	100	113
California State Municipal Finance Authority,
Community Medical Centers Revenue 5.000%, 2/1/27	100	117
Community Medical Centers 5.000%, 2/1/47	150	167
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(3)	100	111
John Muir Health Center 5.000%, 8/15/41	100	114
Cottage Health System, 5.000%, 11/1/43	250	276
Loma Linda University Medical Center 5.250%, 12/1/56(3)	100	109
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	274
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	143

		2,774

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—4.5%
California Municipal Finance Authority, University of La Verne, 5.000%, 6/1/43	$60	$68
California State University
5.000%, 11/1/32	125	149
5.000%, 11/1/41	300	349
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	273
University of California,
Limited Projects Revenue 5.000%, 5/15/23	225	270
General Revenue 5.000%, 5/15/23	100	120

		1,229

Lease Revenue—6.6%
California State Public Works Board,
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	506
Department of Corrections 4.000%, 12/1/33	150	159
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	174
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	389
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	291
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	292

		1,811

Pre-Refunded—17.4%
California State Health Facilities Financing Authority,
Providence Health & Services (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	5	5
Providence Health & Services (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	208
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 1/01/28 @ 100) 5.000%, 7/1/36	100	128
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100) 5.125%, 7/1/37	530	675
California State of, (Pre-refunded 12/01/17 @ 100) 5.000%, 12/1/37	70	71

	PAR VALUE	VALUE
Pre-Refunded—(continued)
California State Public Works Board,
Department of General Services, Buildings 8&9 (Pre-refunded 4/1/19 @100) 6.125%, 4/1/29	$500	$544
Capital Projects (Pre-refunded 10/1/19 @100) 5.750%, 10/1/30	550	607
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-refunded 8/01/23 @ 100) 5.250%, 8/1/39	150	182
Northern California Power Agency, (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	195	226
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,341
Santa Margarita-Dana Point Authority, Water Improvement Districts Nos. 2,3,4 (Pre-refunded 8/1/18 @100) 5.125%, 8/1/38	630	658
Stockton Housing Facility, O’Connor Woods Project, (GNMA Collateralized) (Pre-refunded 9/20/17 @ 100) 5.600%, 3/20/28	145	146

		4,791

Special Tax Revenue—4.8%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	236
Los Angeles County Transportation Authority, Special Tax, 5.000%, 7/1/29	500	620
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	176
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	286

		1,318

Tax Allocation Revenue—12.9%
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	350	413
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	282

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Tax Allocation Revenue—(continued)
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	$70	$80
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	249
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	117
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	353
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	75	91
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	344
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	208
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	86
(BAM Insured) 5.000%, 12/1/34	75	86
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	349
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	290
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	215	248
Westminster Redevelopment Agency Successor Agency,
(BAM Insured) 4.000%, 11/1/34	75	79
(BAM Insured) 4.000%, 11/1/36	250	260

		3,535

Transportation Revenue—6.1%
Los Angeles Department of Airports, Los Angeles International Airport, Subordinate Lien 5.000%, 5/15/32	210	250
Los Angeles Harbor Department, 5.000%, 8/1/35	235	274

	PAR VALUE	VALUE
Transportation Revenue—(continued)
San Diego County Regional Airport Authority, 5.000%, 7/1/40	$400	$437
San Diego Unified Port District, 5.000%, 9/1/28	200	231
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	169
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	145
5.000%, 3/1/33	150	175

		1,681

Water & Sewer Revenue—7.4%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	285
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/42	250	297
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	342
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	230	274
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	258
San Diego County Water Authority Financing Corp. 5.000%, 5/1/37	500	588

		2,044

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $25,492)		26,619

TOTAL LONG TERM INVESTMENTS—96.9% (Identified Cost $25,492)		26,619

TOTAL INVESTMENTS—96.9% (Identified Cost $25,492)		26,619	(1)
Other assets and liabilities, net—3.1%		853

NET ASSETS—100.0%		$27,472

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
CHFCLIF	California Health Facility Construction Loan Insurance Fund
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	At June 30, 2017, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2017, 31.38% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $220 or 0.8% of net assets.
(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$26,619	$26,619

Total Investments	$26,619	$26,619

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—1.1%
Argentine Republic
7.500%, 4/22/26	$340	$366
7.125%, 7/6/36	210	208
Provincia de Buenos Aires 144A 9.125%, 3/16/24(3)	210	236

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $766)		810

MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	61	61
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	47	47

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $109)		108

ASSET-BACKED SECURITIES—1.1%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	215	216
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	225	226
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	157
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	180	182

TOTAL ASSET-BACKED SECURITIES (Identified Cost $780)		781

CORPORATE BONDS AND NOTES—79.4%
Consumer Discretionary—19.1%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	300	330
AMC Entertainment Holdings, Inc. 144A 5.875%, 11/15/26(3)	50	52
American Greetings Corp. 144A 7.875%, 2/15/25(3)	150	162
Beazer Homes USA, Inc.
5.750%, 6/15/19	115	121
6.750%, 3/15/25	95	99
Cablevision Systems Corp. 5.875%, 9/15/22	250	263

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(7)	$251	$324
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	100	103
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	190	206
CalAtlantic Group, Inc.
5.875%, 11/15/24	28	30
5.250%, 6/1/26	265	275
Century Communities, Inc. 144A 5.875%, 7/15/25(3)	215	214
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	280	286
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	540	537
Series A 7.625%, 3/15/20	150	148
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	220	221
CSC Holdings LLC 5.250%, 6/1/24	290	296
Dana Financing Luxembourg S.a.r.l.
144A 5.750%, 4/15/25(3)	40	41
144A 6.500%, 6/1/26(3)	55	59
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(3)	250	265
DISH DBS Corp.
5.000%, 3/15/23	475	487
7.750%, 7/1/26	160	190
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(3)	55	58
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	315	328
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	125	127
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)	60	62
144A 4.875%, 4/1/27(3)	20	21
iHeartCommunications, Inc. 9.000%, 12/15/19	400	314
Intelsat Jackson Holdings SA
5.500%, 8/1/23	220	182
144A 8.000%, 2/15/24(3)	70	75
International Game Technology plc 144A 6.250%, 2/15/22(3)	200	218
Landry’s, Inc. 144A 6.750%, 10/15/24(3)	135	138

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	$85	$91
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	295	285
MDC Holdings, Inc. 5.500%, 1/15/24	325	344
Meritor, Inc. 6.750%, 6/15/21	225	233
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	65	71
MGM Resorts International 4.625%, 9/1/26	230	232
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	170	93
PetSmart, Inc.
144A 7.125%, 3/15/23(3)	345	307
144A 5.875%, 6/1/25(3)	10	10
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	190	198
PulteGroup, Inc. 5.500%, 3/1/26	200	213
Sally Holdings LLC 5.625%, 12/1/25	145	148
Scientific Games International, Inc.
6.625%, 5/15/21	205	204
144A 7.000%, 1/1/22(3)	245	261
Servicemaster Co., LLC (The) 144A 5.125%, 11/15/24(3)	180	186
SFR (Numericable) Group S.A. 144A 6.000%, 5/15/22(3)	465	486
SFR Group S.A. 144A 7.375%, 5/1/26(3)	340	369
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(3)	200	193
Sirius XM Radio, Inc.
144A 3.875%, 8/1/22(3)	175	176
144A 5.375%, 7/15/26(3)	205	212
144A 5.000%, 8/1/27(3)	250	252
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	95	96
Sonic Automotive, Inc. 144A 6.125%, 3/15/27(3)	200	199
Tenneco, Inc. 5.000%, 7/15/26	175	177
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	355	375
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	364
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	230	232
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	209
Vista Outdoor, Inc. 5.875%, 10/1/23	185	190

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
VTR Finance BV 144A 6.875%, 1/15/24(3)	$450	$477
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(3)	250	247
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	265	271

		13,633

Consumer Staples—4.2%
Albertson’s, Inc. 144A 5.750%, 3/15/25(3)	195	181
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	350	368
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	325	338
JBS USA LUX SA (JBS USA Finance, Inc.) 144A 5.750%, 6/15/25(3)	120	113
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	185	185
Lamb Weston Holdings, Inc. 144A 4.875%, 11/1/26(3)	180	187
MARB BondCo plc 144A 7.000%, 3/15/24(3)	200	193
Post Holdings, Inc.
144A 5.500%, 3/1/25(3)	65	67
144A 5.000%, 8/15/26(3)	305	304
144A 5.750%, 3/1/27(3)	45	46
Prestige Brands, Inc. 144A 6.375%, 3/1/24(3)	200	214
Rite Aid Corp.
6.750%, 6/15/21	250	257
144A 6.125%, 4/1/23(3)	225	222
Safeway, Inc. 7.250%, 2/1/31	215	202
Tops Holding LLC 144A 8.000%, 6/15/22(3)	130	107

		2,984

Energy—10.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	243	255
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	215	217
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	175	175
Antero Resources Corp. 5.625%, 6/1/23	205	208
Archrock Partners LP 6.000%, 10/1/22	300	291
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	343
California Resources Corp.
144A 8.000%, 12/15/22(3)	169	107
6.000%, 11/15/24	16	8
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	245	236

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	$475	$506
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	435	427
CONSOL Energy, Inc. 5.875%, 4/15/22	200	196
Continental Resources, Inc. 4.500%, 4/15/23	145	138
Crestwood Midstream Partners LP 6.250%, 4/1/23	295	302
Denbury Resources, Inc. 5.500%, 5/1/22	170	95
Encana Corp. 8.125%, 9/15/30	115	146
Energy Transfer Equity LP 5.875%, 1/15/24	200	212
EP Energy LLC
9.375%, 5/1/20	70	55
144A 8.000%, 11/29/24(3)	105	105
144A 8.000%, 2/15/25(3)	80	60
FTS International, Inc.
144A 8.746%, 6/15/20(2)(3)	230	231
6.250%, 5/1/22	190	154
Laredo Petroleum, Inc. 5.625%, 1/15/22	110	107
Matador Resources Co. 6.875%, 4/15/23	135	140
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	180	164
Nabors Industries, Inc. 144A 5.500%, 1/15/23(3)	35	33
NGL Energy Partners LP 5.125%, 7/15/19	200	198
Noble Holding International Ltd. 7.750%, 1/15/24	225	178
NuStar Logistics LP 5.625%, 4/28/27	155	163
Oasis Petroleum, Inc. 6.875%, 1/15/23	280	271
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	290	288
Petrobras Global Finance BV
8.375%, 5/23/21	100	112
7.375%, 1/17/27	65	69
Rowan Cos., Inc. 5.400%, 12/1/42	265	187
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	190	190
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)(11)(15)	329	1
SM Energy Co.
6.125%, 11/15/22	115	109
6.500%, 1/1/23	185	176
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	216
Tapstone Energy LLC 144A 9.750%, 6/1/22(3)	175	150
Transocean, Inc. 6.800%, 3/15/38	300	219
Ultra Resources, Inc.
144A 6.875%, 4/15/22(3)	13	13

	PAR VALUE	VALUE
Energy—(continued)
144A 7.125%, 4/15/25(3)	$55	$54
Weatherford International Ltd.
8.250%, 6/15/23	190	190
144A 9.875%, 2/15/24(3)	30	31

		7,726

Financials—4.9%
Ally Financial, Inc. 5.750%, 11/20/25	235	247
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	210	219
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	200	213
Genworth Holdings, Inc. 4.900%, 8/15/23	130	108
ICAHN Enterprises LP
5.875%, 2/1/22	295	302
6.250%, 2/1/22	25	26
ING Groep N.V. 6.000%(2)(4)(5)	200	204
iStar, Inc.
5.000%, 7/1/19	255	258
6.000%, 4/1/22	170	174
Ladder Capital Finance Holdings LLLP (Ladder Capital Finance Corp.) 144A 5.250%, 3/15/22(3)	80	82
LPL Holdings Inc. 144A 5.750%, 9/15/25(3)	125	130
Nationstar Mortgage LLC 6.500%, 7/1/21	250	256
Navient Corp.
6.500%, 6/15/22	208	221
7.250%, 9/25/23	60	64
6.750%, 6/25/25	190	196
Springleaf Finance Corp.
5.250%, 12/15/19	205	213
6.125%, 5/15/22	130	137
Sprint Capital Corp. 6.900%, 5/1/19	195	209
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	218

		3,477

Health Care—11.1%
Alere, Inc. 144A 6.375%, 7/1/23(3)	50	54
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(6)	212	212
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	85	87
Community Health Systems, Inc.
6.875%, 2/1/22	240	210
6.250%, 3/31/23	550	568

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Concordia International Corp. 144A 9.000%, 4/1/22(3)	$65	$49
DaVita, Inc.
5.125%, 7/15/24	100	101
5.000%, 5/1/25	100	100
DJO Finco, Inc. (DJO Finance LLC) 144A 8.125%, 6/15/21(3)	215	200
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(6)	195	200
Endo Finance LLC 144A 5.375%, 1/15/23(3)	250	209
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	70	75
HCA, Inc.
5.375%, 2/1/25	505	533
5.250%, 6/15/26	230	248
4.500%, 2/15/27	145	149
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	145	148
IASIS Healthcare LLC 8.375%, 5/15/19	165	166
Inventiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	180	195
Kindred Healthcare, Inc. 8.000%, 1/15/20	100	105
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	110	100
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	105	108
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	225	240
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	270	258
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	225	250
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	335
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(3)	200	217
144A 6.750%, 7/1/25(3)	55	56
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	555	538
Tenet Healthcare Corp.
6.000%, 10/1/20	375	402
8.125%, 4/1/22	285	303
THC Escrow Corp. III
144A 5.125%, 5/1/25(3)	220	221
144A 7.000%, 8/1/25(3)	380	378

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc.
144A 6.750%, 8/15/18(3)	$41	$41
144A 5.375%, 3/15/20(3)	200	193
144A 6.375%, 10/15/20(3)	325	315
144A 6.500%, 3/15/22(3)	15	16
144A 7.250%, 7/15/22(3)	70	66
144A 7.000%, 3/15/24(3)	25	26
144A 6.125%, 4/15/25(3)	140	118
Wellcare Health Plans, Inc. 5.250%, 4/1/25	135	141

		7,931

Industrials—6.6%
ADT Corp. (The) 6.250%, 10/15/21	200	218
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	205	211
Bombardier, Inc. 144A 8.750%, 12/1/21(3)	150	166
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	200	212
Cemex SAB de C.V. 144A 7.750%, 4/16/26(3)	200	229
CNH Industrial N.V. 4.500%, 8/15/23	250	266
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	150	147
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	94	96
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	255	254
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	120	115
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(3)	80	81
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	205	208
Navistar International Corp. 8.250%, 11/1/21	175	177
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	314
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	130	141
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(3)	365	382
144A 5.500%, 2/15/24(3)	125	131
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	195	212
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	90	95
TransDigm, Inc.
6.000%, 7/15/22	105	108
6.500%, 5/15/25	230	234
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	154	167

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
United Rentals North America, Inc. 5.500%, 7/15/25	$270	$283
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(6)	220	235

		4,682

Information Technology—3.1%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	129	121
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	220	228
Cogent Communications Group, Inc. 144A 5.375%, 3/1/22(3)	35	37
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	145	145
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(3)	210	223
Dell International LLC
144A 5.450%, 6/15/23(3)	60	65
144A 6.020%, 6/15/26(3)	45	49
144A 8.100%, 7/15/36(3)	55	69
First Data Corp.
144A 5.000%, 1/15/24(3)	105	108
144A 5.750%, 1/15/24(3)	450	467
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	400	426
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	240	240

		2,178

Materials—10.0%
AK Steel Corp.
7.625%, 10/1/21	100	104
7.500%, 7/15/23	140	151
7.000%, 3/15/27	145	150
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	360	370
Alpha 3 BV 144A 6.250%, 2/1/25(3)	65	67
ArcelorMittal 6.125%, 6/1/25	300	336
Ardagh Packaging Finance plc
144A 7.250%, 5/15/24(3)	345	377
144A 6.000%, 2/15/25(3)	200	210
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	235	248
Boise Cascade Co. 144A 5.625%, 9/1/24(3)	175	180
Bway Holding Co.
144A 5.500%, 4/15/24(3)	75	77

	PAR VALUE	VALUE
Materials—(continued)
7.250%, 4/15/25(3)	$190	$193
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	586
144A 5.750%, 7/15/23(3)	225	230
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	154
Flex Acquisition Co., Inc. 144A 6.875%, 1/15/25(3)	100	104
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	100	114
Freeport-McMoRan, Inc.
3.550%, 3/1/22	160	150
3.875%, 3/15/23	425	395
Hexion U.S. Finance Corp.
6.625%, 4/15/20	75	68
144A 10.375%, 2/1/22(3)	75	74
144A 13.750%, 2/1/22(3)	190	167
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	315	325
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	355	373
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	110	110
144A 5.000%, 5/1/25(3)	175	174
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	180	202
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	255	255
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	155	166
Teck Resources Ltd.
144A 8.500%, 6/1/24(3)	50	58
6.125%, 10/1/35	150	156
Vale Overseas Ltd.
5.875%, 6/10/21	130	140
6.250%, 8/10/26	145	156
Vedanta Resources plc
144A 8.250%, 6/7/21(3)	200	218
144A 6.375%, 7/30/22(3)	200	201
Venator Finance S.a.r.l. (Venator Materials Corp.) 144A 5.750%, 7/15/25(3)	95	96

		7,135

Real Estate—0.9%
CoreCivic, Inc. 5.000%, 10/15/22	145	151
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	170	176
MPT Operating Partnership LP 6.375%, 3/1/24	65	71

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	$270	$268

		666

Telecommunication Services—6.1%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	280	297
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	192
CSC Holdings LLC 144A 5.500%, 4/15/27(3)	135	143
Frontier Communications Corp.
8.500%, 4/15/20	296	311
10.500%, 9/15/22	550	525
GTH Finance BV 144A 7.250%, 4/26/23(3)	200	221
Level 3 Financing, Inc. 5.250%, 3/15/26	135	140
Qwest Corp. 7.250%, 9/15/25	130	144
Sprint Capital Corp. 6.875%, 11/15/28	250	278
Sprint Communications, Inc. 6.000%, 11/15/22	235	249
Sprint Corp. 7.875%, 9/15/23	305	351
T-Mobile USA, Inc.
6.125%, 1/15/22	240	252
6.500%, 1/15/24	275	296
6.375%, 3/1/25	100	108
6.500%, 1/15/26	100	110
Virgin Media Finance plc 144A 6.000%, 10/15/24(3)	250	265
Windstream Corp. 7.750%, 10/1/21	150	141
Zayo Group LLC
6.000%, 4/1/23	180	189
6.375%, 5/15/25	70	75
144A 5.750%, 1/15/27(3)	35	37

		4,324

Utilities—2.6%
AmeriGas Partners LP 5.500%, 5/20/25	105	107
Calpine Corp. 5.375%, 1/15/23	350	341
Dynegy, Inc. 7.375%, 11/1/22	425	420
Ferrellgas Partners LP
144A 8.625%, 6/15/20(3)	140	132
6.750%, 6/15/23	210	195
NRG Energy, Inc. 7.250%, 5/15/26	185	192
Suburban Propane Partners LP 5.500%, 6/1/24	145	144
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	31	30
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	250	260

	PAR VALUE	VALUE
Utilities—(continued)
Vistra Operations Company LLC 144A 11.500%, 10/1/20(10)(11)(15)	$500	$—	(14)

		1,821

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $55,465)		56,557

LOAN AGREEMENTS(2)—12.1%
Consumer Discretionary—2.8%
Advantage Sales & Marketing, Inc. Second Lien, 7.796%, 7/25/22	180	172
Bass Pro Group LLC 6.296%, 12/15/23	140	136
Caesars Entertainment Operating Co., Inc.
Tranche B-5, 1.500%, 3/1/20(7)	45	52
Tranche B-7, 1.500%, 3/1/20(7)	156	195
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	114	114
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.296%, 7/8/22	211	212
Floor & Decor Outlets of America, Inc. Tranche B-1, 4.730%, 9/30/23	66	66
Gateway Casinos & Entertainment Ltd. Tranche B-1, 5.046%, 2/22/23	30	30
Laureate Education, Inc. Tranche 2024, 5.726%, 4/26/24	323	325
Leslie’s Poolmart, Inc. Tranche B-1, 4.871%, 8/16/23	109	109
Mohegan Tribal Gaming Authority Tranche B, 5.226%, 10/13/23	189	191
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	235	237
UFC Holdings LLC First Lien, 4.470%, 8/18/23	194	194

		2,033

Consumer Staples—1.2%
Albertson’s LLC 2017-1, Tranche B-4, 3.976%, 8/25/21	192	190
Amplify Snack Brands, Inc. 6.730%, 9/2/23	109	108
Chobani LLC First Lien, 5.476%, 10/10/23	45	45
Crossmark Holdings, Inc. Second Lien, 8.796%, 12/21/20(10)	190	85
Milk Specialties Co. 5.296%, 8/16/23	148	149
PDC Brands Tranche B, 0.000%, 6/28/24(8)	125	124

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	$145	$144

		845

Energy—0.9%
Blackhawk Mining LLC First Lien, 10.710%, 2/17/22	152	129
California Resources Corp. 11.534%, 12/31/21	155	164
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	31	33
Contura Energy, Inc. 6.230%, 3/18/24	110	106
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	125	119
MEG Energy Corp. 5.383%, 12/31/23	73	71

		622

Financials—0.3%
Lightstone HoldCo., LLC
Tranche B, 5.726%, 1/30/24	81	78
Tranche C, 5.726%, 1/30/24	5	5
Lonestar Intermediate Super Holdings LLC 10.226%, 8/31/21	145	149

		232

Health Care—1.6%
21st Century Oncology Holdings, Inc. Tranche B, 7.425%, 4/30/22(16)	157	147
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	80	80
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	108	109
Immucor, Inc. 0.000%, 6/25/21(8)	20	20
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	57	57
MMM Holdings, Inc. 10.250%, 6/30/19	64	63
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	47	46
NVA Holdings, Inc.
Tranche B-2, First Lien, 4.647%, 8/14/21	82	83
Second Lien, 8.296%, 8/14/22	259	261
Quorum Health Corp. 7.976%, 4/29/22	96	97
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	189	182

		1,145

Industrials—1.2%
84 Lumber Co. 6.966%, 10/25/23	138	139
Brickman Group Ltd. LLC (The) Second Lien, 7.709%, 12/17/21	51	52
Navistar, Inc. Tranche B, 5.090%, 8/7/20	173	175

	PAR VALUE	VALUE
Industrials—(continued)
PAE Holding Corp. First Lien, 6.726%, 10/20/22	$70	$71
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	390	391

		828

Information Technology—1.2%
Avaya, Inc. 8.666%, 1/24/18	65	67
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	141	140
Cologix, Inc. Second Lien, 8.216%, 3/20/25	20	20
Donnelley Financial Solutions, Inc. Tranche B, 5.076%, 9/29/23	33	33
Kronos, Inc. Second Lien, 9.420%, 11/1/24	78	81
Presidio LLC Tranche B, 4.525%, 2/2/22	125	125
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	110	110
Veritas US, Inc. Tranche B, 5.796%, 1/27/23	318	319

		895

Materials—1.6%
Anchor Glass Container Corp. Second Lien, 8.810%, 12/7/24	64	65
CPG International LLC 5.046%, 5/5/24	150	150
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	320	272
Klockner Pentaplast of America, Inc. (Kleopatra Acquisition Corp.) 0.000%, 6/29/22(8)	355	351
KMG Chemicals, Inc. 5.409%, 6/15/24	60	61
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	50	51
Omnova Solutions, Inc. Tranche B-2, 5.476%, 8/25/23	192	193

		1,143

Real Estate—0.2%
Capital Automotive LP Tranche B, Second Lien, 7.220%, 3/24/25	115	117

Telecommunication Services—0.4%
Securus Technologies Holdings, Inc. Second Lien, 0.000%, 6/20/25(8)	190	190
Sprint Communications, Inc. 3.750%, 2/2/24	115	115

		305

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—0.7%
APLP Holdings LP 5.476%, 4/13/23	$197		$198
Helix Gen Funding LLC 4.960%, 6/3/24	5		5
Talen Energy Supply LLC 5.226%, 4/15/24	110		101
Vistra Operations Company LLC
3.976%, 8/4/23	137		136
Tranche C, 3.977%, 8/4/23	31		30

			470

TOTAL LOAN AGREEMENTS (Identified Cost $8,694)			8,635

	SHARES
PREFERRED STOCKS—1.2%
Financials—1.2%
Citigroup, Inc. Series T, 6.250%(2)	205	(9)	227
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(9)	224
JPMorgan Chase & Co. Series V, 5.000%(2)	145	(9)	149
KeyCorp Series D, 5.000%(2)	250	(9)	255

TOTAL PREFERRED STOCKS (Identified Cost $817)			855

COMMON STOCKS—0.4%
Energy—0.2%
Frontera Energy Corp.(13)	557		15
Linn Energy, Inc.(13)	4,652		142
Sabine Oil & Gas LLC(10)	157		6

			163

Utilities—0.2%
Vistra Energy Corp.	8,562		144

TOTAL COMMON STOCKS (Identified Cost $258)			307

RIGHTS—0.0%
Vistra Energy Corp.	8,562		9

TOTAL RIGHTS (Identified Cost $7)			9

WARRANTS—0.0%

	SHARES	VALUE
Sabine Oil & Gas LLC(10)(13)	1	4

TOTAL WARRANTS (Identified Cost $4)		4

TOTAL LONG TERM INVESTMENTS—95.5% (Identified Cost $66,900)		68,066	(12)

	SHARES
SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(17)	1,483,059	1,483

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,483)		1,483

TOTAL INVESTMENTS—97.6% (Identified Cost $68,383)		69,549	(1)
Other assets and liabilities, net—2.4%		1,705

NET ASSETS—100.0%		$71,254

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $32,374 or 45.4% of net assets.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.
(6)	100% of the income received was in cash.
(7)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Illiquid security.
(11)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

(13)	Non-income producing.
(14)	Amount is less than $500.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(16)	Security in default, interest payments are being received during the bankruptcy proceedings.
(17)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United States	81%
Canada	5
Luxembourg	3
Cayman Islands	2
Netherlands	2
Ireland	1
United Kingdom	1
Other	5

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$781	$—	$781	$—
Corporate Bonds And Notes	56,557	—	56,556	1
Foreign Government Securities	810	—	810	—
Loan Agreements	8,635	—	8,635	—
Mortgage-Backed Securities	108	—	108	—
Equity Securities:
Common Stocks	307	301	—	6
Preferred Stocks	855	—	855	—
Rights	9	—	—	9
Short-Term Investments	1,483	1,483	—	—
Warrants	4	—	—	4

Total Investments	$69,549	$1,784	$67,745	$20

There were no transfers between Level 1 (quoted prices) and Level 2 (significant observable inputs) related to securities held as of June 30, 2017.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks	Rights	Warrants
Balance as of September 30, 2016:	$312	$255	$19	$38	$—	$—	$—
Accrued discount/(premium)	—	—	—	—	—	—	—
Realized gain (loss)	(552)	2	(82)	(472)	—	—	—
Change in unrealized appreciation (depreciation)	524	(5)	82	446	(1)	2	—	(c)
Purchases	18	—	—	—	7	7	4
Sales(b)	(283)	(252)	(19)	(12)	—	—	—
Transfers into Level 3(a)(d)	1	—	1	—	—	—	—
Transfers from Level 3(a)	—	—	—	—	—	—	—

Balance as of June 30, 2017	$20	$—	$1	$—	$6	$9	$4

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. The transfers into Level 3 are due to a decrease in trading activities at period end.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfer into Level 3 was due to a security default.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.1%
U.S. Treasury Note 0.750%, 12/31/17	$25,500	$25,449

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $25,473)		25,449

MUNICIPAL BOND—0.1%
Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	195

TOTAL MUNICIPAL BOND (Identified Cost $197)		195

FOREIGN GOVERNMENT SECURITIES—0.8%
Republic of Indonesia 144A 5.875%, 1/15/24(3)	775	883
Republic of South Africa 4.665%, 1/17/24	875	886
Republic of Turkey 6.250%, 9/26/22	825	896
Sultanate of Oman 144A 3.625%, 6/15/21(3)	200	199

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,890)		2,864

MORTGAGE-BACKED SECURITIES—31.9%
Agency—8.1%
FHLMC 4.000%, 2/1/45	334	351
FNMA
4.000%, 8/1/25	74	78
3.000%, 6/1/27	224	230
3.000%, 11/1/27	827	851
2.500%, 5/1/28	664	672
2.500%, 11/1/29	662	668
2.500%, 9/1/30	1,504	1,517
3.000%, 9/1/30	2,548	2,617
3.000%, 10/1/30	1,472	1,511
3.000%, 10/1/30	4,611	4,735
2.500%, 2/1/31	5,836	5,869
4.000%, 11/1/31	373	396
5.000%, 10/1/39	276	306
4.500%, 4/1/40	105	113
4.000%, 10/1/44	830	873
3.500%, 8/1/45	738	758
3.500%, 1/1/46	2,387	2,452
3.500%, 1/1/46	438	450
4.000%, 1/1/46	1,459	1,534

	PAR VALUE	VALUE
Agency—(continued)
3.500%, 4/1/46	$487	$501
3.500%, 12/1/46	2,652	2,724
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	4	4
GNMA
7.000%, 7/15/23	2	2
7.000%, 9/15/23	7	8
7.000%, 1/15/24	4	5
7.000%, 9/15/24	5	6
7.000%, 7/15/25	2	2
7.000%, 7/15/25	11	11

		29,244

Non-Agency—23.8%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	2,129	2,151
American Homes 4 Rent Trust 15-SFR1, A 144A 3.467%, 4/17/52(3)	192	198
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	140	143
AMSR Trust
16-SFR1, A 144A 2.609%, 11/17/33(2)(3)	498	501
16-SFR1, C 144A 3.459%, 11/17/33(2)(3)	498	507
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 1/25/35(2)	70	71
Aventura Mall Trust
13-AVM, C 144A 3.867%, 12/5/32(2)(3)	1,130	1,166
13-AVM, A 144A 3.867%, 12/5/32(2)(3)	1,721	1,806
Banc of America Commercial Mortgage Trust 07-4, AM 6.158%, 2/10/51(2)	640	640
Banc of America Funding Trust
04-B, 2A1 3.638%, 11/20/34(2)	50	50
05-1, 1A1 5.500%, 2/25/35	137	137
06-2, 3A1 6.000%, 3/25/36	28	29
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	330	340
04-24CB, 1A1 6.000%, 11/25/34	223	229
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	790	799
Bank of America (Merrill Lynch) Investors Trust MLMI 04-A4, A1 3.090%, 8/25/34(2)	664	675

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	$401	$403
Bayview Commercial Asset Trust
06-2A, A2 144A 1.496%, 7/25/36(2)(3)	318	300
08-1, A3 144A 2.716%, 1/25/38(2)(3)	121	120
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	292	303
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(2)(3)	443	443
Bayview Opportunity Master Fund IVa Trust 17-RT1, A1 144A 3.000%, 3/28/57(2)(3)	466	471
Bayview Opportunity Master Fund IVb Trust 17-SPL4, A 144A 3.500%, 1/28/55(2)(3)	362	372
Centex Home Equity Loan Trust
02-A, AF6 5.540%, 1/25/32	67	67
04-D, AF5 5.850%, 9/25/34(2)	345	354
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	750	741
07-C6, A1A 5.701%, 12/10/49(2)	9	9
08-C7, AM 6.385%, 12/10/49(2)	230	233
Citigroup Mortgage Loan Trust, Inc.
04-NCM2, 2CB2 6.750%, 8/25/34	151	162
14-A, A 144A 4.000%, 1/25/35(2)(3)	456	475
15-PS1, A1 144A 3.750%, 9/25/42(2)(3)	380	389
15-A, A1 144A 3.500%, 6/25/58(2)(3)	999	1,018
CLNS Trust 17-IKPR, B 144A 2.000%, 6/11/32(2)(3)	905	906
Cold Storage Trust 17-ICE3, A 144A 2.159%, 4/15/36(2)(3)	1,090	1,091
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	587	588
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	509	507
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(2)(3)	1,000	1,000
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	478	483
16-2, A1 144A 2.750%, 9/25/46(2)(3)	630	636
17-1, A3 144A 3.074%, 5/27/47(2)(3)	605	608
Commercial Mortgage Lease-Backed Certificates 01-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	460	511
Commercial Mortgage Trust
14-277P, A 144A 3.732%, 8/10/49(2)(3)	2,595	2,708

	PAR VALUE	VALUE
Non-Agency—(continued)
07-GG11, AM 5.867%, 12/10/49(2)	$2,123	$2,129
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.842%, 4/25/44(2)(3)	784	809
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	56	56
03-AR30, 5A1 3.277%, 1/25/34(2)	317	322
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 4.059%, 2/15/29(2)(3)	875	879
13-HYB1, A16,144A 2.996%, 4/25/43(2)(3)	870	877
Credit Suisse Mortgage Trust 17-FHA1, A1 144A 3.250%, 4/25/47(2)(3)	1,107	1,116
Deephaven Residential Mortgage Trust
17-1A, A1 144A 2.725%, 12/26/46(2)(3)	396	396
17-2A, A1 144A 2.453%, 6/25/47(2)(3)	310	309
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.416%, 10/25/28(2)	835	852
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	810	825
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	1,329	1,343
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.929%, 6/25/34(2)	139	140
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	154	158
05-12, AF3W 4.999%, 9/25/35(2)	46	47
GSR Mortgage Loan Trust 03-3F, 1A6 6.000%, 4/25/33	552	560
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(3)	650	652
Home Equity Loan Trust 03-HS2, AIIB 1.466%, 6/25/28(2)	188	186
Hospitality Mortgage Trust 17-HIT, B 144A 2.269%, 5/8/30(2)(3)	1,045	1,046
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	94	94
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	88	88
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-1, 21A1 3.305%, 4/25/34(2)	79	79
04-9, 22A1 3.623%, 11/25/34(2)	612	617

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
04-10, 21A1 3.488%, 1/25/35(2)	$595	$602
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	247	248
07-PW18, A4 5.700%, 6/11/50	237	238
07-PW18, AM, 6.084%, 6/11/50(2)	965	976
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-S8, A2 5.000%, 9/25/18	20	20
03-AR6, A1 3.233%, 6/25/33(2)	259	260
03-AR4, 2A1 2.915%, 8/25/33(2)	164	162
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	115
15-SGP, B 144A 3.909%, 7/15/36(2)(3)	759	764
11-C4, A3 144A 4.106%, 7/15/46(3)	1,379	1,403
14-C22, A4 3.801%, 9/15/47	1,695	1,774
07-LDPX, AM 5.464%, 1/15/49(2)	428	428
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	142	145
06-A2, 4A1 3.556%, 8/25/34(2)	133	134
04-A4, 2A1 3.240%, 9/25/34(2)	108	110
05-A4, 3A1 3.319%, 7/25/35(2)	516	523
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	250	258
15-1, AM1 144A 2.626%, 12/25/44(2)(3)	742	744
16-1, M2 144A 3.750%, 4/25/45(2)(3)	725	735
15-5, A2 144A 2.867%, 5/25/45(2)(3)	884	887
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	1,279	1,297
16-2, M2 144A 3.750%, 12/25/45(2)(3)	1,130	1,146
11-C4, A4, 144A 4.388%, 7/15/46(3)	295	314
16-5, A1 144A 2.605%, 12/25/46(2)(3)	2,638	2,633
MASTR Alternative Loan Trust
04-10, 3A1 5.000%, 9/25/19	56	57
03-8, 2A1 5.750%, 11/25/33	106	109
04-4, 6A1 5.500%, 4/25/34	151	156
04-7, 9A1 6.000%, 8/25/34	124	127
05-2, 2A1 6.000%, 1/25/35	433	447
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	246	248
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	349	360
Mill City Mortgage Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
15-1, A3 144A 3.000%, 6/25/56(2)(3)	$600	$601
16-1, A1 144A 2.500%, 4/25/57(2)(3)	1,021	1,023
17-1, A1 144A 2.750%, 11/25/58(2)(3)	514	519
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,515	1,611
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	1,660	1,642
Morgan Stanley Capital I Trust
08-T29, AM 6.503%, 1/11/43(2)	950	971
08-T29, A4 6.503%, 1/11/43(2)	165	167
07-IQ16, A4 5.809%, 12/12/49	275	276
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.967%, 6/25/44(2)(3)	440	445
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	365	364
15-MTL6, D 144A 4.532%, 2/5/30(3)	810	810
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	182	189
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	692	713
14-1A, A 144A 3.750%, 1/25/54(2)(3)	1,590	1,634
14-2A, A3 144A 3.750%, 5/25/54(2)(3)	191	195
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	1,657	1,678
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	1,416	1,460
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	579	593
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	1,231	1,268
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	330	340
17-2A, A3 144A 4.000%, 3/25/57(2)(3)	561	584
NovaStar Mortgage Funding Trust Series 04-4, M5 2.941%, 3/25/35(2)	1,560	1,548
Pretium Mortgage Credit Partners I LLC
17-NPL3, A1 144A 3.250%, 6/29/32(2)(3)	100	100
17-NPL2, A1, 144A 3.250%, 3/28/57(2)(3)	727	728
Sequoia Mortgage Trust 14-3, A9 144A 3.750%, 10/25/44(2)(3)	644	654
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 3.419%, 2/25/34(2)	580	568
04-4, 3A2 3.449%, 4/25/34(2)	690	693
04-4, 3A1 3.449%, 4/25/34(2)	143	143
04-5, 3A2 3.430%, 5/25/34(2)	293	297
04-14, 7A 3.362%, 10/25/34(2)	251	250
Structured Asset Securities Corp.

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
03-AL1, A 144A 3.357%, 4/25/31(3)	$156	$155
03-37A, 2A 3.016%, 12/25/33(2)	141	140
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
03-33H, 1A1 5.500%, 10/25/33	390	397
03-34A, 6A 3.541%, 11/25/33(2)	349	346
Structured Asset Securities Corp. Pass-Through Certificates 02-AL1, A2 3.450%, 2/25/32	139	138
Towd Point Mortgage Trust
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	563	570
16-1, A1B 144A 2.750%, 2/25/55(2)(3)	634	639
15 - 5, A1B 144A 2.750%, 5/25/55(2)(3)	940	947
15-5, A2 144A 3.500%, 5/25/55(2)(3)	275	281
16-2, A1 144A 3.000%, 8/25/55(2)(3)	336	340
16-4, A1 144A 2.250%, 7/25/56(2)(3)	766	763
Velocity Commercial Capital Loan Trust 17-1, AFX 144A 3.000%, 5/25/47(2)(3)	177	178
Vericrest Opportunity Loan Trust LVI LLC 17-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	839	842
Vericrest Opportunity Loan Trust LVIII LLC 17-NPL5, A1 144A 3.375%, 5/28/47(2)(3)	179	179
Vericrest Opportunity Loan Trust LX LLC 17-NPL7, A1 144A 3.250%, 4/25/59(2)(3)	550	549
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	45	45
Verus Securitization Trust 17-1A, A1 144A 2.853%, 1/25/47(2)(3)	299	300
VSD 17-PLT1, A 3.600%, 12/25/43	393	394
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C33, A5 6.174%, 2/15/51(2)	21	20
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.992%, 6/25/33(2)	58	59
03-J, 2A1 2.951%, 10/25/33(2)	138	139
03-J, 5A1 2.957%, 10/25/33(2)	216	219
04-A, A1 3.112%, 2/25/34(2)	66	66
04-K, 1A2 3.476%, 7/25/34(2)	259	260
04-U, A1 3.262%, 10/25/34(2)	73	73
04-Z, 2A1 2.999%, 12/25/34(2)	181	183
05-14, 2A1 5.500%, 12/25/35	59	60

		85,686

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $114,788)		114,930

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—26.4%
American Credit Acceptance Receivables Trust
16- 1A, B 144A 4.240%, 6/13/22(3)	$835	$845
17-2, C 144A 2.860%, 6/12/23(3)	920	919
AmeriCredit Automobile Receivables Trust
13-2, D 2.420%, 5/8/19	800	801
14-1, D 2.540%, 6/8/20	650	655
16-1, B 2.300%, 3/8/21	2,045	2,057
15-3, C 2.730%, 3/8/21	615	621
16-2, B 2.210%, 5/10/21	1,000	1,003
15-4, C 2.880%, 7/8/21	700	706
16-4, C 2.410%, 7/8/22	725	723
17-1, C 2.710%, 8/18/22	915	920
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	384	393
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	541
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(3)	1,000	1,000
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	1,905	1,924
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	800	805
BRE Grand Islander Timeshare Issuer LLC 17-1A, A 144A 2.940%, 5/25/29(3)	864	867
BXG Receivables Note Trust
12-A, A 144A 2.660%, 12/2/27(3)	45	44
13-A, A 144A 3.010%, 12/4/28(3)	146	147
15-A, A 144A 2.880%, 5/2/30(3)	339	341
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	189	189
15-3, B 2.700%, 9/15/21	650	656
16-1, B 3.430%, 2/15/22	785	801
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	505	506
CarFinance Capital Auto Trust 14-2A, B 144A 2.640%, 11/16/20(3)	425	426
CarMax Auto Owner Trust
14-4, B 2.200%, 9/15/20	700	703
15-2, C 2.390%, 3/15/21	1,495	1,504
16-2, B 2.160%, 12/15/21	750	749
17-1, B 2.540%, 9/15/22	900	906
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	400	400
15-1, A3 144A 1.920%, 1/17/23(3)	1,000	1,002

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	$1,076	$1,061
Chrysler Capital Auto Receivables Trust
14-BA, D 144A 3.440%, 8/16/21(3)	750	756
15-BA, D 144A 4.170%, 1/16/23(3)	965	995
Citigroup 15-PM3, A 144A 2.560%, 5/16/22(3)	21	21
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	606	605
Commonbond Student Loan Trust 17-AGS, A1 144A 2.550%, 5/25/41(3)	920	916
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	52	53
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	674	668
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	351	351
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	204	205
16-AA, B 144A 3.170%, 5/15/20(3)	1,065	1,068
16-BA, B 144A 2.560%, 6/15/20(3)	1,785	1,791
15-AA, C 144A 3.060%, 5/17/21(3)	1,403	1,413
16-CA, C 144A 3.020%, 11/15/21(3)	995	999
15-DA, C 144A 3.380%, 11/15/21(3)	1,505	1,519
17-AA, C 144A 2.980%, 1/18/22(3)	900	907
DT Auto Owner Trust
16-1A, B 144A 2.790%, 5/15/20(3)	849	851
14-3A, C 144A 3.040%, 9/15/20(3)	599	601
15-3A, C 144A 3.250%, 7/15/21(3)	655	660
16-2A, C 144A 3.670%, 1/18/22(3)	820	829
16-3A C,144A 3.150%, 3/15/22(3)	865	870
16-4A, C 144A 2.740%, 10/17/22(3)	1,200	1,203
Earnest Student Loan Program LLC 17-A A2 144A 2.650%, 1/25/41(3)	905	901
Exeter Automobile Receivables Trust
13-1A, C 144A 3.520%, 2/15/19(3)	149	149
14-1A, C 144A 3.570%, 7/15/19(3)	108	109
14-2A, C 144A 3.260%, 12/16/19(3)	335	337
16-1A, A 144A 2.350%, 7/15/20(3)	465	466
15-A1, C 144A 4.100%, 12/15/20(3)	1,000	1,021
15-2A, C 144A 3.900%, 3/15/21(3)	1,190	1,208
16-3A, B 144A 2.840%, 8/16/21(3)	1,400	1,405
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	421	422

	PAR VALUE	VALUE
First Investors Auto Owner Trust
16-2A, C 144A 2.530%, 7/15/22(3)	$1,490	$1,476
15-2A, E 144A 5.590%, 11/15/22(3)	345	346
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	525	529
14-2, D 144A 5.210%, 2/15/21(3)	905	932
15-2, C 144A 4.080%, 12/15/21(3)	505	513
16-2, B 144A 3.840%, 9/15/22(3)	825	847
Foursight Capital Automobile Receivables Trust 16-1, A2, 144A 2.870%, 10/15/21(3)	917	922
GM Financial Consumer Automobile Receivables Trust 17-1A, B 144A 2.300%, 6/16/23(3)	915	916
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	299	300
GreatAmerica Leasing Receivables Funding LLC 17-1, A4 144A 2.360%, 1/20/23(3)	905	905
Hertz Vehicle Financing LLC
15-2A, A 144A 2.020%, 9/25/19(3)	1,080	1,076
16 -1A, A144A 2.320%, 3/25/20(3)	750	747
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	629	627
14-AA, A 144A 1.770%, 11/25/26(3)	187	184
17-AA, A 144A 2.660%, 12/26/28(3)	833	833
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	400	403
15-A, D 2.730%, 6/15/21	550	553
15-C, B 2.150%, 11/15/21	1,500	1,504
Leaf Receivables Funding 10 LLC 15-1, D 144A 3.740%, 5/17/21(3)	585	578
Leaf Receivables Funding 12 LLC 17-1, B 144A 2.650%, 2/15/22(3)	1,080	1,076
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	900	907
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	253	253
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	327	326
16-1A, A 144A 2.250%, 12/20/33(3)	952	940
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.966%, 9/27/21(2)(3)	1,710	1,714
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	89	90
15-1A, A 144A 3.190%, 3/18/26(3)	1,660	1,677

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	$364	$366
15-AA, A 144A 2.880%, 9/8/27(3)	306	307
Santander Drive Auto Receivables Trust
13-1, D 2.270%, 1/15/19	1,507	1,509
13-3, C 1.810%, 4/15/19	110	110
13-5, D 2.730%, 10/15/19	540	544
14-4, D 3.100%, 11/16/20	1,095	1,111
16-2, B 2.080%, 2/16/21	1,000	1,002
16-1, C 3.090%, 4/15/22	2,010	2,038
17-1, C 2.580%, 5/16/22	915	915
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	274	274
13-1A, A 144A 1.590%, 11/20/29(3)	55	55
14-1A, A 144A 2.070%, 3/20/30(3)	84	84
14-2A, A 144A 2.050%, 6/20/31(2)(3)	54	54
16-1A, A 144A 3.080%, 3/21/33(3)	430	434
16-2A, A 144A 2.330%, 7/20/33(3)	562	561
Silverleaf Finance LLC
XVII 13-A, A 144A 2.680%, 3/16/26(3)	42	42
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	159	158
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	1,450	1,460
13-B, A2A 144A 1.850%, 6/17/30(3)	1,000	1,001
13-C, A2A 144A 2.940%, 10/15/31(3)	275	279
SoFi Consumer Loan Program LLC
16-3, A 144A 3.050%, 12/26/25(3)	725	732
17-1, A 144A 3.280%, 1/26/26(3)	449	455
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	476	479
15-A, A2 144A 2.420%, 3/25/30(3)	187	187
16-A, A2 144A 2.760%, 12/26/36(3)	449	454
17-B, A1FX 144A 1.830%, 5/25/40(3)	838	837
17-C, A2A 144A 1.750%, 7/25/40(3)	1,105	1,104
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	125	123
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	943	934
TCF Auto Receivables Owner Trust 14-1A, B 144A 2.330%, 5/15/20(3)	475	477
Tidewater Auto Receivables Trust 16-AA, B 144A 3.130%, 3/15/20(3)	785	788

	PAR VALUE	VALUE
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	$219	$220
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	899	901
Volvo Financial Equipment LLC Series 14-1A, C 144A 1.940%, 11/15/21(3)	205	205
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	1,237	1,233
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	109	110
15-AA, A 144A 2.790%, 6/16/31(3)	241	240
17-AA, A 144A 2.820%, 6/15/33(3)	915	915
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	1,017	1,022
Westlake Automobile Receivables Trust
16-2A C, 144A 2.830%, 5/17/21(3)	1,030	1,036
16-3A, B 144A 2.070%, 12/15/21(3)	1,688	1,684

TOTAL ASSET-BACKED SECURITIES (Identified Cost $94,813)		95,128

CORPORATE BONDS AND NOTES—24.1%
Consumer Discretionary—2.2%
CalAtlantic Group, Inc.
5.875%, 11/15/24	199	216
5.250%, 6/1/26	565	586
Daimler Finance North America LLC 144A 2.200%, 10/30/21(3)	1,195	1,180
Delphi Automotive plc 3.150%, 11/19/20	540	552
Horton (D.R.), Inc. 4.750%, 2/15/23	895	966
Hyundai Capital America
144A 2.125%, 10/2/17(3)	60	60
144A 2.450%, 6/15/21(3)	855	844
Marriott International, Inc. Series N, 3.125%, 10/15/21	290	297
QVC, Inc. 3.125%, 4/1/19	990	1,001
Sirius XM Radio, Inc. 144A 3.875%, 8/1/22(3)	740	746
Time Warner Cable, Inc. 6.750%, 7/1/18	215	225
Toll Brothers Finance Corp. 4.875%, 11/15/25	595	617
TRI Pointe Group, Inc.
4.875%, 7/1/21	400	421
5.875%, 6/15/24	175	185
Wyndham Worldwide Corp.
2.500%, 3/1/18	40	40

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
4.150%, 4/1/24	$45	$46

		7,982

Consumer Staples—0.3%
CVS Health Corp. 2.800%, 7/20/20	540	550
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20	85	86
3.500%, 7/15/22	90	93
Smithfield Foods, Inc. 144A 3.350%, 2/1/22(3)	372	374

		1,103

Energy—1.8%
Anadarko Petroleum Corp. 4.850%, 3/15/21	530	566
Enbridge Energy Partners LP 4.375%, 10/15/20	90	95
Energy Transfer Partners LP 5.200%, 2/1/22	310	333
EP Energy LLC 144A 8.000%, 11/29/24(3)	70	70
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	85	94
NGL Energy Partners LP 5.125%, 7/15/19	705	700
Noble Holding International Ltd. 7.750%, 1/15/24	350	276
Oasis Petroleum, Inc. 6.875%, 1/15/23	350	339
Petrobras Global Finance BV 8.375%, 5/23/21	775	867
Petroleos Mexicanos 4.875%, 1/24/22	850	874
Regency Energy Partners LP 5.000%, 10/1/22	575	616
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,404
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	250

		6,484

Financials—9.4%
Air Lease Corp. 2.625%, 9/4/18	550	554
Ally Financial, Inc. 5.750%, 11/20/25	330	347
Ares Capital Corp.
4.875%, 11/30/18	62	64
3.875%, 1/15/20	173	176
Aviation Capital Group Corp.
RegS 2.875%, 9/17/18(4)	220	222
144A 2.875%, 9/17/18(3)	115	116
Bank of America Corp.
5.490%, 3/15/19	66	69
Series L, 2.650%, 4/1/19	350	354
2.336%, 10/21/22(2)	1,835	1,863
4.200%, 8/26/24	1,375	1,426
Bank of New York Mellon Corp. (The) 2.050%, 5/3/21	860	852

	PAR VALUE	VALUE
Financials—(continued)
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	$520	$565
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	200	218
Brookfield Finance LLC 4.000%, 4/1/24	789	809
Citigroup, Inc. 2.632%, 9/1/23(2)	1,090	1,110
Fifth Third Bancorp 4.500%, 6/1/18	150	154
First Horizon National Corp. 3.500%, 12/15/20	440	451
First Tennessee Bank N.A. 2.950%, 12/1/19	250	253
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	440
FS Investment Corp.
4.250%, 1/15/20	300	306
4.750%, 5/15/22	185	190
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	693
4.200%, 3/1/21	405	425
3.200%, 7/6/21	975	986
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	346
3.000%, 4/26/22	900	908
4.250%, 10/21/25	320	331
2.922%, 10/28/27(2)	2,015	2,095
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	750	768
HSBC Holdings plc
2.950%, 5/25/21	860	871
2.799%, 1/5/22(2)	476	490
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	280
ICAHN Enterprises LP
5.875%, 2/1/22	200	205
6.250%, 2/1/22	180	188
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	250	254
iStar, Inc.
5.000%, 7/1/19	270	273
6.000%, 4/1/22	105	108
Jefferies Group LLC 5.125%, 4/13/18	150	154
JPMorgan Chase & Co.
2.250%, 1/23/20	540	542
2.295%, 8/15/21	300	298
KeyCorp 5.100%, 3/24/21	185	202
Lazard Group LLC 4.250%, 11/14/20	350	369
Lincoln National Corp.

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
8.750%, 7/1/19	$69	$78
4.200%, 3/15/22	470	500
3.196%, 4/20/67(2)(5)	75	69
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	76
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(3)	650	654
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	556
Morgan Stanley 2.553%, 10/24/23(2)	730	743
Navient Corp. 6.500%, 6/15/22	473	502
Nordea Bank AB 144A 1.625%, 9/30/19(3)	1,005	997
NUVEEN FINANCE LLC 144A 2.950%, 11/1/19(3)	430	436
Prudential Financial, Inc. 8.875%, 6/15/38(2)	100	106
S&P Global, Inc. 3.300%, 8/14/20	519	532
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	910	922
SBA Tower Trust
144A 3.156%, 10/15/20(3)	750	765
144A 2.877%, 7/15/21(3)	800	798
State Bank of India 144A 3.250%, 4/18/18(3)	300	302
State Street Corp. 4.956%, 3/15/18	525	537
Toronto-Dominion Bank (The) 2.125%, 4/7/21	700	697
Turkiye Is Bankasi 144A 5.500%, 4/21/22(3)	800	802
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	530	529
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	400	399
Voya Financial, Inc. 2.900%, 2/15/18	267	269
Wells Fargo & Co.
3.069%, 1/24/23	470	476
2.402%, 10/31/23(2)	730	743
XLIT Ltd. Series E, 2.300%, 12/15/18	135	136

		33,949

Health Care—2.3%
Abbott Laboratories
2.350%, 11/22/19	360	363
2.900%, 11/30/21	500	505
AbbVie, Inc.
2.500%, 5/14/20	370	374
2.300%, 5/14/21	495	494
3.200%, 11/6/22	45	46
2.850%, 5/14/23	495	494

	PAR VALUE	VALUE
Health Care—(continued)
Allergan Funding SCS
3.000%, 3/12/20	$85	$87
3.450%, 3/15/22	90	93
Becton Dickinson & Co.
2.894%, 6/6/22	322	322
3.363%, 6/6/24	192	192
Cardinal Health, Inc.
2.616%, 6/15/22	735	736
3.079%, 6/15/24	735	736
Community Health Systems, Inc. 6.250%, 3/31/23	150	155
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	55	57
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	95	100
Mylan NV
3.000%, 12/15/18	195	198
3.150%, 6/15/21	230	234
Owens & Minor, Inc. 3.875%, 9/15/21	65	66
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	430
Tenet Healthcare Corp.
4.746%, 6/15/20(2)	440	444
6.000%, 10/1/20	80	86
144A 4.625%, 7/15/24(3)	244	244
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	140	137
2.800%, 7/21/23	140	136
THC Escrow Corp. III 144A 4.625%, 7/15/24(3)	306	307
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	105	110
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	825	837
Zoetis, Inc. 3.450%, 11/13/20	165	171

		8,154

Industrials—2.3%
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	897	976
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	564	589
CNH Industrial N.V. 4.500%, 8/15/23	641	681
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	227	244

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	$841	$875
Masco Corp. 5.950%, 3/15/22	224	253
Park Aerospace Holdings Ltd. 144A 5.250%, 8/15/22(3)	780	815
Penske Truck Leasing Co., LP
RegS 2.500%, 6/15/19(4)	150	151
144A 3.375%, 2/1/22(3)	205	210
Pitney Bowes, Inc. 3.875%, 5/15/22	858	858
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	2,500	2,712

		8,364

Information Technology—0.9%
Broadcom Corp.
144A 2.375%, 1/15/20(3)	545	546
144A 3.000%, 1/15/22(3)	385	389
Dell International LLC 144A 5.450%, 6/15/23(3)	685	743
Dun & Bradstreet Corp. (The)
3.500%, 12/1/17	65	65
4.250%, 6/15/20	135	139
First Data Corp. 144A 5.000%, 1/15/24(3)	785	807
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	325	328
3.600%, 10/15/20	60	62

		3,079

Materials—1.3%
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	915	1,042
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	900	924
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	380	379
144A 5.000%, 5/1/25(3)	520	517
OCP SA 144A 5.625%, 4/25/24(3)	790	854
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(8)	1,075	1,086

		4,802

Real Estate—1.7%
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	143
CoreCivic, Inc. 5.000%, 10/15/22	390	406
Corporate Office Properties LP 3.700%, 6/15/21	220	225

	PAR VALUE	VALUE
Real Estate—(continued)
DDR Corp. 7.875%, 9/1/20	$570	$653
Digital Realty Trust LP
3.400%, 10/1/20	325	333
3.950%, 7/1/22	195	204
HCP, Inc. 3.750%, 2/1/19	225	230
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	135	138
2.950%, 7/1/22	920	918
Hospitality Properties Trust 4.500%, 6/15/23	445	466
Kimco Realty Corp. 3.400%, 11/1/22	550	561
Select Income REIT 4.150%, 2/1/22	580	585
Senior Housing Properties Trust 3.250%, 5/1/19	125	126
Ventas Realty LP
4.000%, 4/30/19	505	519
2.700%, 4/1/20	152	154
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	535	544

		6,205

Telecommunication Services—1.5%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	460	488
AT&T, Inc. 3.000%, 6/30/22	1,260	1,262
Frontier Communications Corp. 10.500%, 9/15/22	455	434
SBA Tower Trust 144A 3.168%, 4/15/22(3)	730	733
T-Mobile USA, Inc. 6.000%, 4/15/24	555	594
Telefonica Emisiones SAU 3.192%, 4/27/18	195	197
Verizon Communications, Inc.
4.600%, 4/1/21	70	75
144A 2.946%, 3/15/22(3)	1,364	1,373
3.125%, 3/16/22	306	310

		5,466

Utilities—0.4%
Exelon Corp.
2.850%, 6/15/20	805	818
3.497%, 6/1/22	196	201
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	333

		1,352

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $86,052)		86,940

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—6.9%
Consumer Discretionary—1.9%
Altice US Finance I Corp. 2017 Refinancing, 3.466%, 7/28/25	$319	$316
Aristocrat Leisure Ltd. Tranche B-2, 3.406%, 10/20/21	522	525
Boyd Gaming Corp. Refinancing, Tranche B, 3.688%, 9/15/23	830	831
Charter Communications Operating LLC
Tranche F-1, 3.230%, 1/3/21	119	119
Tranche I-1, 3.476%, 1/15/24	875	878
CityCenter Holdings LLC Tranche B, 3.716%, 4/18/24	320	320
CSC Holdings LLC 2017 Refinancing, 3.459%, 7/17/25	185	184
El Dorado Resorts, Inc. 3.375%, 4/17/24	733	727
Harbor Freight Tools USA, Inc. 2016, 4.476%, 8/18/23	749	749
Hilton Worldwide Finance LLC Series B-2, 3.216%, 10/25/23	731	733
Las Vegas Sands LLC 2017 Refinancing, 3.230%, 3/29/24	557	558
MGM Growth Properties Operation Partnership LP Tranche B, 3.476%, 4/25/23	281	282
PetSmart, Inc. Tranche B-2, 4.220%, 3/11/22	306	284
Six Flags Theme Parks, Inc. Tranche B, 3.903%, 6/30/22	122	122
Station Casinos LLC Tranche B, 3.710%, 6/8/23	360	359

		6,987

Consumer Staples—0.5%
Albertson’s LLC
2017-1, Tranche B-4, 3.976%, 8/25/21	186	183
2017-1, Tranche B-5, 4.293%, 12/21/22	332	328
Aramark Intermediate HoldCo Corp. Tranche B, 3.226%, 3/28/24	444	446
JBS USA Lux S.A. 5.750%, 10/30/22	244	238
Kronos, Inc. First Lien, 4.680%, 11/1/23	492	495
Post Holdings, Inc. Series A, 3.470%, 5/24/24	160	160
Prestige Brands, Inc. Tranche B-4, 3.976%, 1/26/24	56	56

		1,906

	PAR VALUE	VALUE
Energy—0.2%
MEG Energy Corp. 5.383%, 12/31/23	$211	$205
Paragon Offshore Finance Co. 6.000%, 7/16/21(7)	137	52
Ultra Resources, Inc. 4.117%, 4/12/24	320	318

		575

Financials—0.1%
Fortress Investment Group LLC Tranche B, 0.000%, 6/10/22(9)	260	261

Health Care—1.5%
Community Health Systems, Inc. 2021 Tranche H, 4.123%, 1/27/21	594	593
DaVita, Inc. Tranche B, 3.976%, 6/24/21	98	98
Endo Luxembourg Finance Co. S.a.r.l. 5.500%, 4/29/24	515	519
Envision Healthcare Corp. 4.300%, 12/1/23	620	623
Grifols Worldwide Operations Ltd. Tranche B, 3.436%, 1/31/25	145	145
HCA, Inc. Tranche B-9, 3.226%, 3/17/23	2,175	2,179
INC Research Holdings, Inc. Tranche B, 0.000%, 6/28/24(9)	300	300
Iasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	35	35
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.830%, 4/1/22	744	754

		5,246

Industrials—1.1%
American Airlines, Inc.
2017 Replacement, 3.220%, 6/27/20	995	994
Replacement, Tranche B, 3.724%, 4/28/23	653	653
TransDigm, Inc.
Tranche D, 4.261%, 6/4/21	65	65
Tranche E, 4.261%, 5/14/22	78	78
Tranche F, 4.226%, 6/9/23	677	676
United Airlines, Inc. Tranche B, 3.422%, 4/1/24	1,566	1,571

		4,037

Information Technology—0.4%
Leidos Innovations Corp. Tranche B, 3.500%, 8/16/23	258	259
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	642	641
SS&C Technologies Holdings, Inc.

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
2017 Refinancing, Tranche B-2, 3.476%, 7/8/22	$6		$6
2017 Refinancing, Tranche B-1, 3.476%, 7/8/22	98		98
Western Digital Corp. Tranche B-2, 3.976%, 4/29/23	549		550

			1,554

Materials—0.1%
Huntsman International LLC 2023, Tranche B, 4.121%, 4/1/23	176		176
Ineos U.S. Finance LLC 2022, 3.976%, 3/31/22	24		25

			201

Telecommunication Services—0.5%
CenturyLink, Inc. Tranche B, 1.375%, 1/31/25	440		435
Level 3 Financing, Inc. 2024, Tranche B, 3.466%, 2/22/24	913		915
Sprint Communications, Inc. 3.750%, 2/2/24	224		224
UPC Financing Partnership 3.909%, 4/15/25	285		285

			1,859

Utilities—0.6%
Calpine Corp. 2016, 4.050%, 5/31/23	668		667
Helix Gen Funding LLC 4.960%, 6/3/24	57		58
NRG Energy, Inc. 3.546%, 6/30/23	996		994
Vistra Operations Co. LLC 2016, 4.474%, 12/14/23	83		82
Vistra Operations Company LLC
3.976%, 8/4/23	233		231
Tranche C, 3.977%, 8/4/23	54		53

			2,085

TOTAL LOAN AGREEMENTS (Identified Cost $24,809)			24,711

	SHARES
PREFERRED STOCKS—0.7%
Financials—0.7%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	390	(6)	407
Citigroup, Inc. Series T, 6.250%(2)	660	(6)	732
JPMorgan Chase & Co. Series Z, 5.300%(2)	1,155	(6)	1,202
Wells Fargo & Co. Series K, 7.980%(2)	325	(6)	339

	VALUE
TOTAL PREFERRED STOCKS (Identified Cost $2,594)	$2,680

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $351,616)	352,897

TOTAL INVESTMENTS—98.0% (Identified Cost $351,616)	352,897	(1)
Other assets and liabilities, net—2.0%	7,129

NET ASSETS—100.0%	$360,026

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $158,881 or 44.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	Value shown as par value.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United States	93%
Canada	1
Cayman Islands	1
Luxembourg	1
Turkey	1
United Kingdom	1
Other	2

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$95,128	$95,128
Corporate Bonds And Notes	86,940	86,940
Foreign Government Securities	2,864	2,864
Loan Agreements	24,711	24,711
Mortgage-Backed Securities	114,930	114,930
Municipal Bonds	195	195
U.S. Government Securities	25,449	25,449
Equity Securities:
Preferred Stocks	2,680	2,680

Total Investments	$352,897	$352,897

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.5%
U.S. Treasury Note
1.875%, 2/28/22	$5,585		$5,591
1.625%, 2/15/26	3,340		3,174

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $8,801)			8,765

MUNICIPAL BONDS—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Turbo Series A, 7.309%, 6/1/34	140		140

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		284

TOTAL MUNICIPAL BONDS (Identified Cost $458)			424

FOREIGN GOVERNMENT SECURITIES—12.5%
Argentine Republic
5.625%, 1/26/22	465		476
7.500%, 4/22/26	1,765		1,897
6.875%, 1/26/27	655		677
Series NY, 8.280%, 12/31/33	1,570		1,740
7.125%, 7/6/36	735		728
7.625%, 4/22/46	370		379
Bolivarian Republic of Venezuela
RegS 7.650%, 4/21/25(4)	1,500		641
9.375%, 1/13/34	920		416
Dominican Republic 144A 6.875%, 1/29/26(3)	180		201
Federative Republic of Brazil
12.500%, 1/5/22	2,645	BRL	906
Treasury Note Series F, 10.000%, 1/1/23	2,480	BRL	741
8.500%, 1/5/24	1,690	BRL	508
Treasury Note Series F, 10.000%, 1/1/25	1,880	BRL	555
10.250%, 1/10/28	2,665	BRL	859
5.625%, 1/7/41	670		645
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	910		921
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,075		1,069
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		887
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	480		467
Provincia de Buenos Aires

	PAR VALUE		VALUE
144A 9.125%, 3/16/24(3)	$730		$821
144A 7.875%, 6/15/27(3)	1,180		1,225
Republic of Chile 5.500%, 8/5/20	474,000	CLP	757
Republic of Colombia
4.375%, 3/21/23	3,746,000	COP	1,143
3.875%, 4/25/27	400		404
9.850%, 6/28/27	946,000	COP	398
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	795		754
144A 7.000%, 4/4/44(3)	200		208
Republic of Ecuador 144A 9.650%, 12/13/26(3)	1,210		1,214
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,268
Republic of Ghana 144A 10.750%, 10/14/30(3)	665		823
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	9,640,000	IDR	785
Series FR56, 8.375%, 9/15/26	13,950,000	IDR	1,157
144A 4.350%, 1/8/27(3)	460		480
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		543
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	245		266
Republic of South Africa
Series R203, 8.250%, 9/15/17	3,690	ZAR	282
Series R208, 6.750%, 3/31/21	6,720	ZAR	497
4.875%, 4/14/26	430		431
4.300%, 10/12/28	2,140		1,999
Republic of Turkey
6.250%, 9/26/22	515		560
7.375%, 2/5/25	1,570		1,818
4.875%, 10/9/26	2,440		2,405
6.000%, 3/25/27	790		841
4.875%, 4/16/43	945		838
Russian Federation
144A 7.850%, 3/10/18(3)	60,000	RUB	1,016
Series 6216, 6.700%, 5/15/19	57,000	RUB	947
Sultanate of Oman 144A 4.750%, 6/15/26(3)	1,170		1,151
Ukraine
144A 7.750%, 9/1/22(3)	900		905
144A 7.750%, 9/1/26(3)	850		827
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	899
4.150%, 3/28/27	460		476
4.750%, 3/8/44	508		509

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $45,041)			43,360

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—12.5%
Agency—1.8%
FHLMC 3.500%, 4/1/46	$1,181	$1,214
FNMA
4.000%, 10/1/44	1,063	1,117
3.500%, 9/1/45	1,828	1,878
3.500%, 1/1/46	1,010	1,038
3.500%, 5/1/46	980	1,007

		6,254

Non-Agency—10.7%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	915	972
15-SFR2, C 144A 4.691%, 10/17/45(3)	805	857
15-SFR1, A 144A 3.467%, 4/17/52(3)	673	694
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 4.144%, 6/25/33(2)	1,135	1,127
AMSR Trust 16-SFR1, D 144A 3.609%, 11/17/33(2)(3)	765	776
Banc of America Funding Trust
04-D, 5A1 3.545%, 1/25/35(2)	837	787
05-1, 1A1 5.500%, 2/25/35	371	371
06-2, 3A1 6.000%, 3/25/36	172	175
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.109%, 7/25/35(2)	877	908
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	357	368
04-24CB, 1A1 6.000%, 11/25/34	82	85
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	705	713
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(2)(3)	514	513
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	625	647
17-SLP5, B1 144A 4.000%, 6/28/57(2)(3)	700	738
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	493	514
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	460
17-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	745	780
Citigroup Mortgage Loan Trust, Inc.

	PAR VALUE	VALUE
Non-Agency—(continued)
05-5, 2A3 5.000%, 8/25/35	$172	$170
15-A, A1 144A 3.500%, 6/25/58(2)(3)	588	600
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	610	611
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(2)(3)	770	770
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(2)(3)	694	697
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	600	602
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.842%, 4/25/44(2)(3)	314	324
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	291	276
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	678	632
Deephaven Residential Mortgage Trust
17-1A, A2 144A 2.928%, 12/26/46(2)(3)	558	558
17-2A, A2 144A 2.606%, 6/25/47(2)(3)	325	324
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	600	611
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	582	588
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	266	269
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	303	265
Home Equity Loan Trust 03-HS3, AI4 5.550%, 9/25/33(2)	105	106
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	152	151
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	214	214
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	514	531
16-1, M2 144A 3.750%, 4/25/45(2)(3)	709	719
16-2, M2 144A 3.750%, 12/25/45(2)(3)	882	894
16-5, A1 144A 2.605%, 12/25/46(2)(3)	1,216	1,213
MASTR Alternative Loan Trust
05-5, 2A3 5.500%, 7/25/25	749	747
04-6, 7A1 6.000%, 7/25/34	912	915

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-2, 2A1 6.000%, 1/25/35	$403	$416
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	275	284
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	525	514
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	1,080	1,080
New Residential Mortgage Loan Trust
16-4A, B1A 144A 4.500%, 11/25/56(2)(3)	695	720
17-2A, A3 144A 4.000%, 3/25/57(2)(3)	490	510
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	620	645
Pretium Mortgage Credit Partners I LLC 17-NPL2, A1, 144A 3.250%, 3/28/57(2)(3)	580	581
Resecuritization Pass-Through Trust 05-8R, A5 6.000%, 10/25/34	346	348
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	592	596
Sequoia Mortgage Trust
13-8, B1 3.533%, 6/25/43(2)	733	740
14-2, A1 144A 4.000%, 7/25/44(2)(3)	214	218
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	555	554
15-6, M1 144A 3.750%, 4/25/55(2)(3)	760	767
15-5, A2 144A 3.500%, 5/25/55(2)(3)	690	705
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	1,920	1,919
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	248	248
Vericrest Opportunity Loan Trust LVI LLC 17-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	619	621
Vericrest Opportunity Loan Trust LVIII LLC 17-NPL5, A1 144A 3.375%, 5/28/47(2)(3)	488	488
VSD 17-PLT1, A 3.600%, 12/25/43	344	344
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	875	880

		37,450

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $43,378)		43,704

ASSET-BACKED SECURITIES—4.0%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	745	748

	PAR VALUE	VALUE
Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(3)	$860	$858
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	547	546
DB Master Finance LLC 15-1A, A2II 144A 3.980%, 2/20/45(3)	374	384
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(3)	950	953
DT Auto Owner Trust 17-2A, D 144A 3.890%, 1/15/23(3)	1,180	1,188
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	965	997
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	516	517
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	950	953
Flagship Credit Auto Trust
15-1, D 144A 5.260%, 7/15/21(3)	885	915
14-1, E 144A 5.710%, 8/16/21(3)	665	682
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	547
Leaf Receivables Funding 11 LLC 16-1, E2 144A 6.000%, 6/15/24(3)	290	290
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	775	781
Prosper Marketplace Issuance Trust 17-1A, B 144A 3.650%, 6/15/23(3)	848	854
Santander Drive Auto Receivables Trust 17-2, D 3.490%, 7/17/23	1,020	1,020
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	780	788
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	156	157
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	678	695

TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,776)		13,873

CORPORATE BONDS AND NOTES—51.1%
Consumer Discretionary—6.9%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	715	786
American Greetings Corp. 144A 7.875%, 2/15/25(3)	300	324

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Beazer Homes USA, Inc.
5.750%, 6/15/19	$472	$495
6.750%, 3/15/25	325	339
Cablevision Systems Corp. 5.875%, 9/15/22	835	878
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	207	266
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	330
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	785	852
CalAtlantic Group, Inc.
5.250%, 6/1/26	510	529
5.000%, 6/15/27	550	551
Century Communities, Inc. 144A 5.875%, 7/15/25(3)	880	876
Cequel Communications Holdings I LLC 144A 5.125%, 12/15/21(3)	655	667
Charter Communications Operating LLC 4.908%, 7/23/25	860	929
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	575	572
Series A 7.625%, 3/15/20	320	315
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	540	542
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(3)	125	133
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	710	738
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	455	462
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)	210	217
144A 4.875%, 4/1/27(3)	130	136
Horton (D.R.), Inc. 4.750%, 2/15/23	620	669
iHeartCommunications, Inc. 9.000%, 12/15/19	550	432
International Game Technology plc 144A 6.250%, 2/15/22(3)	340	371
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	210	225
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	700	677
MDC Holdings, Inc. 5.500%, 1/15/24	880	931
Meritor, Inc. 6.750%, 6/15/21	300	311
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	485	448

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	$350	$364
QVC, Inc. 5.125%, 7/2/22	240	254
Scientific Games International, Inc.
6.625%, 5/15/21	540	537
144A 7.000%, 1/1/22(3)	590	628
SFR Group S.A. 144A 7.375%, 5/1/26(3)	905	982
Signet UK Finance plc 4.700%, 6/15/24	895	871
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	610	614
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	490	518
Toll Brothers Finance Corp. 4.875%, 11/15/25	195	202
TRI Pointe Group, Inc. 5.875%, 6/15/24	815	860
Vista Outdoor, Inc. 5.875%, 10/1/23	850	873
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	636
Wyndham Worldwide Corp. 4.500%, 4/1/27	795	820
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(3)	890	909

		24,069

Consumer Staples—1.4%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	395	416
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	575	598
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	485	484
MARB BondCo plc 144A 7.000%, 3/15/24(3)	400	387
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	341
Post Holdings, Inc.
144A 5.000%, 8/15/26(3)	620	618
144A 5.750%, 3/1/27(3)	205	211
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	785	775
Safeway, Inc. 7.250%, 2/1/31	510	479
Tops Holding LLC 144A 8.000%, 6/15/22(3)	760	624

		4,933

Energy—12.2%
Afren plc 144A 11.500%, 2/1/20(3)(11)(12)	464	—	(14)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	815	857
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	455	458
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	365	366

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Anadarko Finance Co. Series B, 7.500%, 5/1/31	$245	$306
Anadarko Petroleum Corp. 6.600%, 3/15/46	460	568
Antero Resources Corp. 5.625%, 6/1/23	490	496
Archrock Partners LP 6.000%, 10/1/22	740	718
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	380	383
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	675	650
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	680	758
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	885	870
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(11)	725	279
Concho Resources, Inc. 5.500%, 4/1/23	295	303
CONSOL Energy, Inc. 5.875%, 4/15/22	325	319
Continental Resources, Inc. 4.500%, 4/15/23	305	291
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(3)	670	668
Denbury Resources, Inc. 5.500%, 5/1/22	360	202
Ecopetrol S.A.
5.875%, 9/18/23	615	673
5.375%, 6/26/26	1,705	1,773
Encana Corp.
3.900%, 11/15/21	320	326
8.125%, 9/15/30	330	419
Energy Transfer Equity LP 5.875%, 1/15/24	885	938
EP Energy LLC
9.375%, 5/1/20	380	300
144A 8.000%, 11/29/24(3)	530	529
FTS International, Inc. 6.250%, 5/1/22	450	365
Gazprom Neft OAO 144A 6.000%, 11/27/23(3)(7)	255	278
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	750	754
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	566
HollyFrontier Corp. 5.875%, 4/1/26	900	954
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	450	489
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,402
Matador Resources Co. 6.875%, 4/15/23	910	944
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	450	410
MPLX LP 4.875%, 12/1/24	875	933
Nabors Industries, Inc. 144A 5.500%, 1/15/23(3)	1,055	1,000

	PAR VALUE	VALUE
Energy—(continued)
NGL Energy Partners LP 5.125%, 7/15/19	$925	$918
Noble Holding International Ltd. 7.750%, 1/15/24	420	332
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	1,127
NuStar Logistics LP 5.625%, 4/28/27	360	378
Oasis Petroleum, Inc. 6.875%, 1/15/23	1,000	967
Occidental Petroleum Corp. 4.400%, 4/15/46	700	729
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)(11)	1,013	339
Parker Drilling Co. 7.500%, 8/1/20	1,075	935
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	95	94
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600	621
144A 6.000%, 5/3/42(3)	400	432
144A 5.625%, 5/20/43(3)	320	331
Petrobras Global Finance BV
5.375%, 1/27/21	830	844
8.375%, 5/23/21	170	190
8.750%, 5/23/26	1,775	2,041
7.375%, 1/17/27	327	346
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)	1,580	591
Petroleos Mexicanos
6.875%, 8/4/26	2,050	2,271
6.500%, 6/2/41	465	462
5.500%, 6/27/44	650	575
Regency Energy Partners LP 5.000%, 10/1/22	1,010	1,083
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	735	736
Sabine Oil & Gas Corp. 7.250%, 6/15/19(11)(12)(17)	935	3
Sabine Pass Liquefaction LLC 144A 4.200%, 3/15/28(3)	320	323
SM Energy Co.
6.125%, 11/15/22	320	304
6.500%, 1/1/23	400	381
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	895	969
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	855	900
Transocean, Inc.
144A 9.000%, 7/15/23(3)	440	456
6.800%, 3/15/38	250	183

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Ultra Resources, Inc.
144A 6.875%, 4/15/22(3)	$37		$37
144A 7.125%, 4/15/25(3)	185		182
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	250		261
YPF S.A. 144A 8.500%, 3/23/21(3)	490		545

			42,431

Financials—10.5%
Akbank TAS 144A 7.500%, 2/5/18(3)	2,440	TRY	675
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	845		925
Ally Financial, Inc. 5.750%, 11/20/25	575		605
Ares Capital Corp. 3.625%, 1/19/22	465		470
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725		748
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		468
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	730		778
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,095		1,206
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	395		437
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	550		569
Bancolombia S.A. 5.125%, 9/11/22	1,015		1,061
Bank of America Corp. 4.200%, 8/26/24	1,057		1,097
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		938
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	185,000	CLP	289
Brookfield Finance LLC 4.000%, 4/1/24	575		590
Capital One Financial Corp. 3.750%, 7/28/26	1,030		1,005
Citigroup, Inc. 3.200%, 10/21/26	685		666
Citizens Financial Group, Inc. 5.500%(2)(5)(6)	920		961
Compass Bank 3.875%, 4/10/25	900		897
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	1,090		1,090
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		923
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		959
FS Investment Corp.
4.250%, 1/15/20	525		536

	PAR VALUE	VALUE
Financials—(continued)
4.750%, 5/15/22	$200	$205
Genworth Holdings, Inc. 4.900%, 8/15/23	585	486
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	725	780
ICAHN Enterprises LP
6.000%, 8/1/20	370	381
5.875%, 2/1/22	510	522
6.250%, 2/1/22	195	203
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	230	232
ING Groep N.V. 6.000%(2)(5)(6)	865	884
iStar, Inc.
5.000%, 7/1/19	430	434
6.000%, 4/1/22	350	359
Jefferies Group LLC 4.850%, 1/15/27	360	376
JPMorgan Chase & Co. 2.950%, 10/1/26	1,200	1,158
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795	844
Leucadia National Corp. 5.500%, 10/18/23	575	615
Lincoln National Corp. 3.196%, 4/20/67(2)(6)	300	275
Morgan Stanley 3.125%, 7/27/26	850	827
Navient Corp.
7.250%, 9/25/23	190	204
6.750%, 6/25/25	715	737
OM Asset Management plc 4.800%, 7/27/26	785	791
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	1,315	1,404
Prudential Financial, Inc. 5.875%, 9/15/42(2)	1,430	1,593
Santander Bank NA 8.750%, 5/30/18	400	424
Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)	450	458
Springleaf Finance Corp. 6.125%, 5/15/22	235	248
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	635	637
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740	748
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)	295	293
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	500	507
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	910	908
Voya Financial, Inc. 5.650%, 5/15/53(2)	870	924

		36,350

Health Care—3.8%
Abbott Laboratories 3.750%, 11/30/26	1,030	1,052

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Becton Dickinson & Co.
3.363%, 6/6/24	$178	$178
3.700%, 6/6/27	1,050	1,052
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)	140	143
Community Health Systems, Inc.
6.875%, 2/1/22	420	367
6.250%, 3/31/23	355	366
Concordia International Corp. 144A 9.000%, 4/1/22(3)	185	140
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	345	321
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(18)	445	458
Endo Finance LLC 144A 5.375%, 1/15/23(3)	660	551
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	165	176
HCA, Inc. 5.375%, 2/1/25	435	459
Inventiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	640	694
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	395	407
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	675	720
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	710	678
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(3)	570	618
144A 6.750%, 7/1/25(3)	190	192
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	470	456
Tenet Healthcare Corp.
4.750%, 6/1/20	275	285
6.000%, 10/1/20	180	193
144A 7.500%, 1/1/22(3)	35	38
8.125%, 4/1/22	385	409
THC Escrow Corp. III
144A 5.125%, 5/1/25(3)	515	517
144A 7.000%, 8/1/25(3)	785	782
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	320	310
144A 7.500%, 7/15/21(3)	130	126
144A 5.625%, 12/1/21(3)	140	126
144A 6.500%, 3/15/22(3)	70	73
144A 5.875%, 5/15/23(3)	380	326

	PAR VALUE	VALUE
Health Care—(continued)
144A 7.000%, 3/15/24(3)	$80	$84
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	1,030	1,040

		13,337

Industrials—3.8%
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	575	576
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	740	786
CNH Industrial N.V. 4.500%, 8/15/23	602	640
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21	42	45
Delhi International Airport Pvt Ltd. 144A 6.125%, 10/31/26(3)	250	267
DP World Ltd. 144A 6.850%, 7/2/37(3)	400	470
Embraer Netherlands Finance BV 5.400%, 2/1/27	370	387
GATX Corp. 3.250%, 9/15/26	125	121
Great Lakes Dredge & Dock Corp 144A 8.000%, 5/15/22(3)	500	509
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	731	746
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	600	599
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	430	413
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	830	741
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	795	809
Masco Corp. 5.950%, 3/15/22	486	549
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	60	65
Owens Corning 3.400%, 8/15/26	900	887
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(3)	405	423
144A 5.500%, 2/15/24(3)	390	407
Pitney Bowes, Inc. 3.875%, 5/15/22	939	939
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	490	532
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	470	486
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	225	237
TransDigm, Inc. 6.500%, 5/15/25	270	275
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	387	401
Wheels Up Finance I LLC Series A, 7.702%, 6/1/24(2)(12)	838	834

		13,144

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—1.5%
Arrow Electronics, Inc. 3.875%, 1/12/28	$860	$856
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	503	473
Broadcom Corp.
144A 3.000%, 1/15/22(3)	250	252
144A 3.625%, 1/15/24(3)	625	639
Dell International LLC
144A 5.450%, 6/15/23(3)	150	163
144A 8.100%, 7/15/36(3)	295	371
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	425	446
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	1,085	1,156
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	930	930

		5,286

Materials—5.5%
AK Steel Corp.
7.500%, 7/15/23	385	416
7.000%, 3/15/27	630	650
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	393	404
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,562
ArcelorMittal 6.125%, 6/1/25	945	1,058
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	270	284
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	525	600
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	500	528
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	466
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	775
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	375	427
Freeport-McMoRan, Inc.
3.550%, 3/1/22	255	239
3.875%, 3/15/23	385	358
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	635	679
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	150	157
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	950	935
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	910	938
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	1,120	1,176
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	395	394
144A 5.000%, 5/1/25(3)	790	786

	PAR VALUE		VALUE
Materials—(continued)
OCP SA 144A 5.625%, 4/25/24(3)	$690		$746
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	620		696
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	930		930
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	275		299
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(7)	620		626
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	450		482
Vale Overseas Ltd.
5.875%, 6/10/21	535		574
6.250%, 8/10/26	500		539
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995		1,027
Venator Finance S.a.r.l (Venator Materials Corp.) 144A 5.750%, 7/15/25(3)	170		172

			18,923

Real Estate—1.7%
EPR Properties 4.750%, 12/15/26	815		838
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	605		627
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455		450
Hospitality Properties Trust 4.950%, 2/15/27	925		966
MPT Operating Partnership LP 5.500%, 5/1/24	455		475
Physicians Realty LP 4.300%, 3/15/27	790		801
Select Income REIT 4.500%, 2/1/25	900		901
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	900		894

			5,952

Telecommunication Services—1.9%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	650		690
America Movil SAB de C.V. Series 12, 6.450%, 12/5/22	5,000	MXN	260
AT&T, Inc.
4.250%, 3/1/27	470		486
5.250%, 3/1/37	155		165
4.800%, 6/15/44	580		576
5.650%, 2/15/47	300		331
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	665		622
Frontier Communications Corp.
6.250%, 9/15/21	370		330
10.500%, 9/15/22	695		663
GTH Finance BV 144A 7.250%, 4/26/23(3)	700		772

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Qwest Corp. 7.250%, 9/15/25	$400	$444
Sprint Communications, Inc. 6.000%, 11/15/22	875	927
T-Mobile USA, Inc. 6.375%, 3/1/25	435	470

		6,736

Utilities—1.9%
AmeriGas Partners LP 5.500%, 5/20/25	340	345
Dynegy, Inc. 7.375%, 11/1/22	675	667
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	600	612
Exelon Corp. 3.497%, 6/1/22	1,370	1,405
Ferrellgas Partners LP 144A
8.625%, 6/15/20(3)	155	147
6.750%, 6/15/23	855	795
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910	853
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795	888
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	111	108
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	860	894
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(11)(12)(17)	200	—	(14)
Vistra Operations Company LLC 144A 11.500%, 10/1/20(3)(11)(12)(17)	375	—	(14)

		6,714

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $178,006)		177,875

LOAN AGREEMENTS(2)—9.9%
Consumer Discretionary—2.3%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, 4.420%, 7/23/21	345	330
Second Lien, 7.796%, 7/25/22	680	649
Affinity Gaming LLC 4.726%, 7/1/23	522	525
Bass Pro Group LLC 6.296%, 12/15/23	915	888
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 1.500%, 3/1/20(10)	484	574
0.000%, 4/4/24(8)	195	194
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	747	751
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	346	348

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Gateway Casinos & Entertainment Ltd. Tranche B-1, 5.046%, 2/22/23	$140	$141
Harbor Freight Tools USA, Inc. Tranche 2016, 4.476%, 8/18/23	335	335
Laureate Education, Inc. 2024, 5.726%, 4/26/24	764	767
Leslie’s Poolmart, Inc. Tranche B-1, 4.871%, 8/16/23	303	304
Mohegan Tribal Gaming Authority Tranche B, 5.226%, 10/13/23	448	452
Playa Resorts Holding B.V. 4.170%, 4/29/24	120	120
Seminole Tribe of Florida, Inc. Tranche B, 0.000%, 6/26/24(8)	550	551
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	474	478
UFC Holdings LLC First Lien, 4.470%, 8/18/23	394	395
Vivid Seats LLC Tranche B, 0.000%, 6/23/24(8)	245	245

		8,047

Consumer Staples—0.8%
Albertson’s LLC 2017-1, Tranche B-4, 3.976%, 8/25/21	611	603
Amplify Snack Brands, Inc. 6.730%, 9/2/23	645	645
Chobani LLC First Lien, 5.476%, 10/10/23	151	152
Galleria Co. Tranche B, 4.250%, 9/29/23	237	238
JBS USA Lux S.A. 5.750%, 10/30/22	209	204
Milk Specialties Co. 5.296%, 8/16/23	556	560
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	454	452

		2,854

Energy—0.7%
California Resources Corp. 11.534%, 12/31/21	420	443
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	122	129
Contura Energy, Inc. 6.230%, 3/18/24	479	465
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	520	495
Peabody Energy Corp. 2017, 5.726%, 3/31/22	389	388
Seadrill Operating LP 4.296%, 2/21/21	493	314
Ultra Resources, Inc. 4.117%, 4/12/24	345	342

		2,576

Financials—0.4%
Focus Financial Partners LLC 0.000%, 5/22/24(8)	105	105

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Fortress Investment Group LLC Tranche B, 0.000%, 6/10/22(8)	$200	$201
Lonestar Intermediate Super Holdings LLC 10.226%, 8/31/21	460	473
Walter Investment Management Corp. Tranche B, 4.976%, 12/18/20	655	593

		1,372

Health Care—1.1%
21st Century Oncology Holdings, Inc. Tranche B, 7.425%, 4/30/22(19)	159	149
American Renal Associates, Inc. Tranche B, 4.466%, 6/14/24	168	168
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	329	329
CHG Healthcare Services, Inc. First Lien, 4.422%, 6/7/23	476	481
Endo Luxembourg Finance Co. S.a.r.l. 5.500%, 4/29/24	225	227
Envision Healthcare Corp. 4.300%, 12/1/23	95	96
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	216	218
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	223	223
Iasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	20	20
MMM Holdings, Inc. 10.250%, 6/30/19	198	195
MPH Acquisition Holdings LLC 4.296%, 6/7/23	197	197
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	144	142
NVA Holdings, Inc. Second Lien, 8.296%, 8/14/22	569	574
Quorum Health Corp. 7.976%, 4/29/22	243	244
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	635	613

		3,876

Industrials—1.2%
84 Lumber Co. 6.966%, 10/25/23	467	472
Husky Injection Molding Systems Ltd. 4.476%, 6/30/21	482	484
Navistar, Inc. Tranche B, 5.090%, 8/7/20	447	451
PAE Holding Corp. First Lien, 6.726%, 10/20/22	275	277
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	1,105	1,109
TransDigm, Inc. Tranche F, 0.000%, 6/9/23(8)	860	858

	PAR VALUE	VALUE
Industrials—(continued)
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	$418	$421

		4,072

Information Technology—1.3%
Applied Systems, Inc. Second Lien, 7.796%, 1/24/22	283	285
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	488	485
Everi Payments, Inc. Tranche B, 5.754%, 5/9/24	225	227
First Data Corp. 2022, Tranche-D, 3.466%, 7/8/22	854	852
Kronos, Inc. Second Lien, 9.420%, 11/1/24	193	200
NAB Holdings LLC 0.000%, 6/14/24(8)	300	300
Presidio LLC Tranche B, 4.525%, 2/2/22	574	575
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	276	276
Sungard Availability Services Capital, Inc. Tranche B, 6.226%, 3/29/19	625	618
Veritas US, Inc. Tranche B, 5.796%, 1/27/23	677	678

		4,496

Materials—1.1%
Anchor Glass Container Corp.
First Lien, 4.407%, 12/7/23	187	188
Second Lien, 8.810%, 12/7/24	202	205
CPG International LLC 5.046%, 5/5/24	574	576
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	1,049	892
DuBois Chemicals, Inc.
First Lien, 4.000%, 3/15/24	30	30
First Lien, 4.909%, 3/15/24	125	125
Ineos U.S. Finance LLC 2022, 3.976%, 3/31/22	56	56
KMG Chemicals, Inc. 5.409%, 6/15/24	150	151
MacDermid, Inc. Tranche B-5, 4.726%, 6/7/20	428	429
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	350	354
Omnova Solutions, Inc. Tranche B-2, 5.476%, 8/25/23	589	594
PQ Corp. Tranche B-1, 5.476%, 11/4/22	122	123

		3,723

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, 7.220%, 3/24/25	255	259

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—0.3%
Digicel International Finance Ltd. Tranche-B, First Lien 4.940%, 5/27/24	$80		$80
Securus Technologies Holdings, Inc.
0.000%, 6/20/24(8)	695		694
Second Lien, 0.000%, 6/20/25(8)	390		391

			1,165

Utilities—0.6%
APLP Holdings LP 5.476%, 4/13/23	609		610
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(8)	620		621
Helix Gen Funding LLC 4.960%, 6/3/24	24		24
Talen Energy Supply LLC 5.226%, 4/15/24	409		378
Vistra Operations Company LLC
3.976%, 8/4/23	323		320
Tranche C, 3.977%, 8/4/23	73		73

			2,026

TOTAL LOAN AGREEMENTS (Identified Cost $34,487)			34,466

	SHARES
PREFERRED STOCKS—3.1%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	926

Financials—2.4%
Citigroup, Inc. Series J, 7.125%(2)	46,600		1,393
Citigroup, Inc. Series T, 6.250%(2)	1,010	(9)	1,121
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	182
KeyCorp Series D, 5.000%(2)	735	(9)	749
M&T Bank Corp. Series F, 5.125%(2)	930	(9)	966
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	982
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	775	(9)	798
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	990
Zions Bancorp 6.950%(2)	38,525		1,146

			8,327

Industrials—0.4%
General Electric Co. Series D, 5.000%(2)	1,485	(9)	1,576

	SHARES	VALUE
TOTAL PREFERRED STOCKS (Identified Cost $10,005)		$10,829

COMMON STOCKS—0.1%
Consumer Discretionary—0.0%
Mark IV Industries(16)	446	14

Energy—0.0%
Frontera Energy Corp.(16)	3,405	88

Utilities—0.1%
Vistra Energy Corp.	6,252	105

TOTAL COMMON STOCKS (Identified Cost $221)		207

AFFILIATED MUTUAL FUND—2.7%
Virtus Newfleet Credit Opportunities Fund Class R6(13)	934,418	9,270

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)		9,270

RIGHTS—0.0%
Vistra Energy Corp.(12)(16)	6,252	6

TOTAL RIGHTS (Identified Cost $5)		6

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $343,519)		342,779	(15)

TOTAL INVESTMENTS—98.5% (Identified Cost $343,519)		342,779	(1)
Other assets and liabilities, net—1.5%		5,279

NET ASSETS—100.0%		$348,058

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $141,119 or 40.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(12)	Illiquid security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	Amount is less than $500.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(16)	Non-income producing.
(17)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(18)	100% of the income received was in cash.
(19)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

12

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United States	67%
Brazil	3
Turkey	3
Argentina	2
Canada	2
Colombia	2
Mexico	2
Other	19

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

13

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$13,873	$—	$13,873	$—
Corporate Bonds And Notes	177,875	—	177,037	838
Foreign Government Securities	43,360	—	43,360	—
Loan Agreements	34,466	—	34,466	—
Mortgage-Backed Securities	43,704	—	43,704	—
Municipal Bonds	424	—	424	—
U.S. Government Securities	8,765	—	8,765	—
Equity Securities:
Affiliated Mutual Fund	9,270	9,270	—	—
Common Stocks	207	193	—	14
Preferred Stocks	10,829	2,539	8,290	—
Rights	6	—	—	6

Total Investments	$342,779	$12,002	$329,919	$858

There were no transfers from Level 1 to Level 2 related to securities held at June 30, 2017.

Investments in Securities	Total	Asset- Backed Securities	Common Stocks	Corporate Bonds and Notes	Loans Agreements	Rights
Balance as of September 30, 2016:	$1,614	$556	$13	$993	$52	$—
Accrued discount/(premium)	1	— (c)	—	1	—	—
Realized gain (loss)	(861)	5	—	(490)	(376)	—
Change in unrealized appreciation (depreciation)	668	(11)	1	353	324	1
Purchases	159	—	—	154	—	5
Sales(b)	(726)	(550)	—	(176)	—	—
Transfers into Level 3(a)(d)	3	—	—	3	—	—
Transfers from Level 3(a)	—	—	—	—	—	—

Balance as of June 30, 2017	$858	$—	$14	$838	$—	$6

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into Level 3 were due to security defaults.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note 1.375%, 1/15/20	$21,350		$21,296

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $21,372)			21,296

MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		4,051

TOTAL MUNICIPAL BONDS (Identified Cost $4,317)			4,051

FOREIGN GOVERNMENT SECURITIES—8.1%
Argentine Republic
6.875%, 4/22/21	19,945		21,371
5.625%, 1/26/22	17,805		18,232
7.500%, 4/22/26	12,545		13,486
Series NY, 8.280%, 12/31/33	24,360		26,991
Bolivarian Republic of Venezuela
7.000%, 12/1/18	20,999		13,628
RegS 7.750%, 10/13/19(4)	9,851		5,049
Dominican Republic
144A 6.600%, 1/28/24(3)	7,115		7,818
144A 6.875%, 1/29/26(3)	3,300		3,684
Federative Republic of Brazil
12.500%, 1/5/22	62,795	BRL	21,514
Treasury Note Series F, 10.000%, 1/1/23	47,335	BRL	14,146
2.625%, 1/5/23	19,200		17,784
8.500%, 1/5/24	37,050	BRL	11,133
Treasury Note Series F, 10.000%, 1/1/25	37,510	BRL	11,073
10.250%, 1/10/28	13,095	BRL	4,219
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	11,745		11,416
Provincia de Buenos Aires 144A 7.875%, 6/15/27(3)	5,000		5,189
Provincia de Buenos Aires Argentina
144A 5.750%, 6/15/19(3)	5,795		5,993
144A 6.500%, 2/15/23(3)	18,460		18,894
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	18,596
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,506
4.375%, 3/21/23	33,056,000	COP	10,090
9.850%, 6/28/27	24,145,000	COP	10,159

	PAR VALUE		VALUE
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	$18,640		$17,681
Republic of Indonesia
144A 5.875%, 1/15/24(3)	9,500		10,828
Series FR70, 8.375%, 3/15/24	177,598,000	IDR	14,467
Series FR56, 8.375%, 9/15/26	258,591,000	IDR	21,450
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	6,495		7,056
Republic of South Africa
Series R203, 8.250%, 9/15/17	134,520	ZAR	10,291
5.875%, 5/30/22	9,500		10,373
4.665%, 1/17/24	29,080		29,438
Republic of Turkey
5.625%, 3/30/21	44,330		46,990
6.250%, 9/26/22	36,420		39,568
7.375%, 2/5/25	23,255		26,930
4.875%, 10/9/26	6,820		6,722
Russian Federation
144A 7.850%, 3/10/18(3)	410,000	RUB	6,942
Series 6216, 6.700%, 5/15/19	1,682,000	RUB	27,945
Sultanate of Oman
144A 3.625%, 6/15/21(3)	9,610		9,548
144A 4.750%, 6/15/26(3)	5,295		5,208
United Mexican States Series M, 6.500%, 6/9/22	250,769	MXN	13,737

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $590,263)			583,145

MORTGAGE-BACKED SECURITIES—20.8%
Agency—3.2%
FNMA
4.500%, 4/1/18	24		24
5.000%, 10/1/19	98		101
5.500%, 2/1/20	24		24
5.500%, 3/1/20	14		14
5.500%, 3/1/20	7		7
5.500%, 3/1/20	17		17
5.500%, 3/1/20	44		45
5.500%, 4/1/20	90		93
5.000%, 6/1/20	178		183
4.000%, 8/1/25	6,779		7,136
3.000%, 6/1/27	732		753
3.000%, 10/1/30	21,653		22,236
3.000%, 10/1/30	30,470		31,290

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
2.500%, 2/1/31	$34,746	$34,944
3.000%, 2/1/31	13,309	13,668
6.000%, 12/1/32	30	34
5.500%, 2/1/33	38	42
5.500%, 5/1/34	211	236
6.000%, 8/1/34	168	192
5.500%, 11/1/34	144	159
5.500%, 11/1/34	134	148
6.000%, 11/1/34	138	155
5.500%, 12/1/34	49	55
5.500%, 1/1/35	221	247
6.000%, 7/1/37	17	19
6.000%, 4/1/38	118	134
5.000%, 12/1/39	3,882	4,273
4.500%, 4/1/40	5,536	5,974
5.000%, 8/1/40	7,459	8,153
4.000%, 10/1/40	122	128
4.000%, 3/1/41	4,285	4,521
4.500%, 5/1/41	4,090	4,424
3.500%, 4/1/42	8,599	8,870
4.000%, 10/1/44	20,866	21,941
3.500%, 1/1/46	9,901	10,172
4.000%, 1/1/46	12,905	13,570
3.500%, 6/1/46	20,112	20,663
3.500%, 12/1/46	17,585	18,067
GNMA
6.500%, 11/15/31	18	20
6.500%, 2/15/32	11	12

		232,744

Non-Agency—17.6%
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	494	501
Adjustable Rate Mortgage Trust 05-1, 3A1 3.257%, 5/25/35(2)	2,910	2,908
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(2)(3)	9,065	9,160
American Homes 4 Rent Trust 15-SFR1, A 144A 3.467%, 4/17/52(3)	11,716	12,084
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	486	500

	PAR VALUE	VALUE
Non-Agency—(continued)
AMSR Trust
16-SFR1, A 144A 2.609%, 11/17/33(2)(3)	$4,170	$4,196
16-SFR1, C 144A 3.459%, 11/17/33(2)(3)	3,495	3,560
16-SFR1, D 144A 3.609%, 11/17/33(2)(3)	425	431
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 1/25/35(2)	1,282	1,313
Aventura Mall Trust 13-AVM, A 144A 3.867%, 12/5/32(2)(3)	10,350	10,862
Banc of America Commercial Mortgage Trust 07-4, AM 6.158%, 2/10/51(2)	907	907
Banc of America Funding Trust
04-4, 3A1 4.750%, 10/25/19	1,069	998
04-B, 2A1 3.638%, 11/20/34(2)	667	664
04-D, 5A1 3.545%, 1/25/35(2)	3,760	3,532
05-1, 1A1 5.500%, 2/25/35	414	414
06-2, 3A1 6.000%, 3/25/36	1,752	1,779
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	1,117	1,129
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.109%, 7/25/35(2)	9,832	10,182
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	18,809	19,371
Bank of America (Merrill Lynch—Countrywide) Asset-Backed Certificates Trust 04-10, AF6 4.485%, 12/25/34(2)	213	219
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 3.608%, 5/25/34(2)	1,084	1,076
04-4, A6 5.500%, 5/25/34	617	621
Bank of America (Merrill Lynch) Mortgage Investors Trust, Inc. 98-C1, B 6.750%, 11/15/26(2)	1,821	1,822
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	12,120	12,253
Bank of America (Merrill Lynch) Investors Trust MLMI 04-A4, A1 3.090%, 8/25/34(2)	1,322	1,343
Barclays (Lehman Brothers)—UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	6,913	6,957
Bayview Commercial Asset Trust
06-2A, A2 144A 1.496%, 7/25/36(2)(3)	6,010	5,666
08-1, A3 144A 2.716%, 1/25/38(2)(3)	12,038	11,888

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bayview Financial Acquisition Trust
07-A, 1A2 6.205%, 5/28/37(2)	$4,785	$4,972
06-A, 1A4 6.087%, 2/28/41(2)	9,626	9,758
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(2)(3)	7,668	7,660
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	7,758	8,027
17-RT1, A1 144A 3.000%, 3/28/57(2)(3)	5,112	5,172
17-SLP5, B1 144A 4.000%, 6/28/57(2)(3)	5,910	6,233
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	7,957	8,297
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	5,532	5,724
17-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	2,000	2,094
17-SPL4, A 144A 3.500%, 1/28/55(2)(3)	3,649	3,742
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(3)	3,655	3,613
07-C6, A1A 5.701%, 12/10/49(2)	300	299
08-C7, AM 6.385%, 12/10/49(2)	12,335	12,520
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 3.089%, 8/25/34(2)	971	973
04-NCM2, 2CB2 6.750%, 8/25/34	9,719	10,459
14-A, A 144A 4.000%, 1/25/35(2)(3)	8,603	8,952
05-5, 2A3 5.000%, 8/25/35	309	306
15-PS1, A1 144A 3.750%, 9/25/42(2)(3)	7,700	7,885
15-A, A1 144A 3.500%, 6/25/58(2)(3)	3,561	3,631
CLNS Trust 17-IKPR, B 144A 2.000%, 6/11/32(2)(3)	11,820	11,838
Cold Storage Trust 17-ICE3, A 144A 2.159%, 4/15/36(2)(3)	21,345	21,371
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	10,216	10,225
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(3)	6,148	6,126
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(2)(3)	18,880	18,880
COLT Mortgage Loan Trust Funding LLC
16-1 A1, 144A 3.000%, 5/25/46(3)	3,359	3,394
16-2, A1 144A 2.750%, 9/25/46(2)(3)	8,943	9,031
16-3 A1, 144A 2.800%, 12/26/46(2)(3)	4,395	4,397
17-1, A3 144A 3.074%, 5/27/47(2)(3)	1,681	1,690
Commercial Mortgage Lease-Backed Certificates 01-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	4,080	4,536
Commercial Mortgage Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
14-277P, A 144A 3.732%, 8/10/49(2)(3)	$8,705	$9,084
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,043
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.842%, 4/25/44(2)(3)	9,367	9,662
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	1,129	1,143
03-AR30, 5A1 3.277%, 1/25/34(2)	5,602	5,699
04-8, 7A1 6.000%, 12/25/34	4,883	5,123
Credit Suisse Mortgage Capital Trust
16-BDWN, A 144A 4.059%, 2/15/29(2)(3)	2,975	2,990
13-HYB1, A16, 144A 2.996%, 4/25/43(2)(3)	4,677	4,713
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	3,178	2,962
Credit Suisse Mortgage Trust 17-FHA1, A1 144A 3.250%, 4/25/47(2)(3)	13,233	13,339
Deephaven Residential Mortgage Trust
17-1A, A1 144A 2.725%, 12/26/46(2)(3)	7,805	7,802
17-1A, A2 144A 2.928%, 12/26/46(2)(3)	1,979	1,978
17-2A, A1 144A 2.453%, 6/25/47(2)(3)	6,425	6,405
17-2A, A2 144A 2.606%, 6/25/47(2)(3)	2,900	2,891
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.416%, 10/25/28(2)	5,005	5,108
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	16,875	17,181
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(2)(3)	22,523	22,756
GMAC Mortgage Corp. Loan Trust
04-AR1, 12A 3.929%, 6/25/34(2)	4,348	4,384
05-AR1, 5A 3.582%, 3/18/35(2)	1,379	1,305
Goldman Sachs Mortgage Securities Trust 12-ALOH, A 144A 3.551%, 4/10/34(3)	8,176	8,573
GSAA Home Equity Trust
05-1, AF4 5.619%, 11/25/34(2)	330	338
05-12, AF3W 4.999%, 9/25/35(2)	3,729	3,776
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	749	655
Hilton USA Trust 16-SFP, B 144A 3.323%, 11/5/35(3)	22,020	22,075
Home Equity Loan Trust
06-HI1, M1 6.010%, 2/25/36(2)	1,088	1,091
07-HSA3, AI4 6.110%, 6/25/37(2)	8,356	8,385

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Hospitality Mortgage Trust 17-HIT, B 144A 2.269%, 5/8/30(2)(3)	$12,255	$12,270
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	2,099	2,105
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	3,024	3,021
14-R1, 2A1 144A 4.000%, 12/27/37(3)	1,676	1,660
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
04-10, 14A1 3.452%, 1/25/35(2)	1,111	1,097
04-10, 21A1 3.488%, 1/25/35(2)	7,232	7,311
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust
07- PW17, A4 5.694%, 6/11/50(2)	6,511	6,536
07-PW18, AM, 6.084%, 6/11/50(2)	12,400	12,540
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	456	459
03-AR6, A1 3.233%, 6/25/33(2)	659	661
03-AR4, 2A1 2.915%, 8/25/33(2)	215	213
04-CB1, 2A 5.000%, 6/25/34	2,160	2,194
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	7,815
15-SGP, B 144A 3.909%, 7/15/36(2)(3)	13,925	14,012
11-C4, A3 144A 4.106%, 7/15/46(3)	1,808	1,839
06-LDP9, AM 5.372%, 5/15/47	14,915	14,904
14-C22, A4 3.801%, 9/15/47	16,998	17,786
07-LDPX, AM 5.464%, 1/15/49(2)	6,841	6,836
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	8,929	9,060
06-A2, 4A1 3.556%, 8/25/34(2)	1,280	1,289
04-A4, 2A1 3.240%, 9/25/34(2)	4,489	4,560
05-A1, 4A1 3.529%, 2/25/35(2)	621	628
05-A2, 4A1 3.097%, 4/25/35(2)	882	872
05-A4, 3A1 3.319%, 7/25/35(2)	3,052	3,091
06-A6, 3A3L 3.213%, 10/25/36(2)	1,222	1,038
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	17,148	17,696
15-1, AM1 144A 2.626%, 12/25/44(2)(3)	15,196	15,236
16-1, M2 144A 3.750%, 4/25/45(2)(3)	14,879	15,087
15-5, A2 144A 2.867%, 5/25/45(2)(3)	14,529	14,572
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	9,935	10,071

	PAR VALUE	VALUE
Non-Agency—(continued)
16-2, M2 144A 3.750%, 12/25/45(2)(3)	$15,312	$15,525
16-1, A3 144A 3.500%, 5/25/46(2)(3)	11,758	11,918
11-C4, A4, 144A 4.388%, 7/15/46(3)	5,175	5,518
16-5, A1 144A 2.605%, 12/25/46(2)(3)	45,248	45,152
MASTR Adjustable Rate Mortgages Trust 04-12, 3A1 3.430%, 11/25/34(2)	510	506
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	1,166	1,172
03-8, 2A1 5.750%, 11/25/33	4,305	4,442
04-4, 6A1 5.500%, 4/25/34	2,450	2,536
04-6, 7A1 6.000%, 7/25/34	4,402	4,414
04-7, 9A1 6.000%, 8/25/34	11,881	12,262
05-2, 2A1 6.000%, 1/25/35	2,901	2,992
05-2, 1A1 6.500%, 3/25/35	8,663	8,900
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	353	356
Mill City Mortgage Trust
15-1, A3 144A 3.000%, 6/25/56(2)(3)	11,900	11,929
16-1, A1 144A 2.500%, 4/25/57(2)(3)	3,545	3,551
17-1, A1 144A 2.750%, 11/25/58(2)(3)	9,520	9,596
Morgan Stanley—Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	1,735	1,845
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,643
Morgan Stanley Capital I Trust
08-T29, AM 6.503%, 1/11/43(2)	1,610	1,646
07-IQ16, A4 5.809%, 12/12/49	6,780	6,800
Morgan Stanley Mortgage Loan Trust
04-2AR, 4A 2.912%, 2/25/34(2)	788	797
04-2AR, 3A 3.060%, 2/25/34(2)	981	983
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.967%, 6/25/44(2)(3)	5,446	5,508
Motel 6 Trust
15-MTL6, B 144A 3.298%, 2/5/30(3)	7,775	7,763
15-MTL6, D 144A 4.532%, 2/5/30(3)	1,500	1,500
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	1,320	1,372
New Residential Mortgage Loan Trust
16-2A, A1 144A 3.750%, 11/26/35(2)(3)	16,431	16,939
14-1A, A 144A 3.750%, 1/25/54(2)(3)	14,832	15,243
14-2A, A3 144A 3.750%, 5/25/54(2)(3)	1,423	1,452
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	11,802	11,951

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	$9,103	$9,392
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	7,847	8,044
16-3A, A1 144A 3.750%, 9/25/56(2)(3)	8,280	8,529
16-4A, A1 144A 3.750%, 11/25/56(2)(3)	5,964	6,144
17-2A, A3 144A 4.000%, 3/25/57(2)(3)	11,147	11,606
NovaStar Mortgage Funding Trust Series 04-4, M5 2.941%, 3/25/35(2)	3,556	3,529
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	10,700	11,132
Pretium Mortgage Credit Partners I LLC
17-NPL3, A1 144A 3.250%, 6/29/32(2)(3)	2,400	2,400
17-NPL2, A1, 144A 3.250%, 3/28/57(2)(3)	12,948	12,969
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	406	406
Residential Asset Mortgage Products Trust
04-SL1, A8 6.500%, 11/25/31	2,009	2,118
05-SL2, A4 7.500%, 2/25/32	1,622	1,613
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	1,441	1,499
04-SL4, A3 6.500%, 7/25/32	764	771
03-RS8, AI7 5.015%, 9/25/33(2)	172	174
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,168	2,200
04-A1, A5 5.500%, 4/25/34	10,371	10,433
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	582	587
Seasoned Credit Risk Transfer Trust Series 16-1, M1 144A 3.000%, 9/25/55(2)(3)	6,500	6,286
Sequoia Mortgage Trust
13-8, B1 3.533%, 6/25/43(2)	6,626	6,692
14-2, A1 144A 4.000%, 7/25/44(2)(3)	6,014	6,117
14-3, A9 144A 3.750%, 10/25/44(2)(3)	13,355	13,557
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A2 3.449%, 4/25/34(2)	2,343	2,352
04-4, 3A4 3.449%, 4/25/34(2)	1,808	1,803
04-4, 3A1 3.449%, 4/25/34(2)	530	527
04-5, 3A2 3.430%, 5/25/34(2)	997	1,011
04-14, 7A 3.362%, 10/25/34(2)	8,375	8,366
Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	5,952	5,885
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates

	PAR VALUE	VALUE
Non-Agency—(continued)
03-30, 2A1 5.079%, 10/25/33(2)	$2,344	$2,384
03-33H, 1A1 5.500%, 10/25/33	3,152	3,209
03-34A, 6A 3.541%, 11/25/33(2)	2,266	2,242
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	10,356	10,338
15-3, A1B 144A 3.000%, 3/25/54(2)(3)	4,210	4,259
16-1, A1B 144A 2.750%, 2/25/55(2)(3)	6,788	6,838
15-6, M1 144A 3.750%, 4/25/55(2)(3)	11,010	11,111
15-5, A1B 144A 2.750%, 5/25/55(2)(3)	6,093	6,139
15-5, A2 144A 3.500%, 5/25/55(2)(3)	3,901	3,987
16-2, A1 144A 3.000%, 8/25/55(2)(3)	7,126	7,226
16-3, A1 144A 2.250%, 4/25/56(2)(3)	5,823	5,806
16-4, A1 144A 2.250%, 7/25/56(2)(3)	9,080	9,041
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	7,523	7,519
Tricon American Homes Trust 16-SFR1, C 144A 3.487%, 11/17/33(3)	4,640	4,617
Velocity Commercial Capital Loan Trust 17-1, AFX 144A 3.000%, 5/25/47(2)(3)	3,493	3,523
Vericrest Opportunity Loan Trust LI LLC 16-NP11, A1 144A 3.500%, 10/25/46(2)(3)	5,968	5,973
Vericrest Opportunity Loan Trust LVI LLC 17-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	13,408	13,451
Vericrest Opportunity Loan Trust LVIII LLC 17-NPL5, A1 144A 3.375%, 5/28/47(2)(3)	3,911	3,910
Vericrest Opportunity Loan Trust LX LLC 17-NPL7, A1 144A 3.250%, 4/25/59(2)(3)	12,820	12,809
Vericrest Opportunity Loan Trust XXII LLC 15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	2,075	2,083
Vericrest Opportunity Loan Trust XXXIII LLC 15-NPL5, A1 144A 3.500%, 3/25/55(2)(3)	3,368	3,380
Verus Securitization Trust 17-1A, A1 144A 2.853%, 1/25/47(2)(3)	7,486	7,524
VSD 17-PLT1, A 3.600%, 12/25/43	7,646	7,649
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C33, A5 6.174%, 2/15/51(2)	329	329
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.992%, 6/25/33(2)	918	923
03-J, 5A1 2.957%, 10/25/33(2)	305	309
04-4, A9 5.500%, 5/25/34	1,403	1,432
04-U, A1 3.262%, 10/25/34(2)	782	781
04-Z, 2A1 2.999%, 12/25/34(2)	4,015	4,071
04-CC, A1 3.099%, 1/25/35(2)	1,853	1,885

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-12, 1A1 5.500%, 11/25/35	$2,711	$2,772
05-14, 2A1 5.500%, 12/25/35	1,799	1,845
07-16, 1A1 6.000%, 12/28/37	2,060	2,145
07-AR10, 2A1 6.114%, 1/25/38(2)	2,722	2,610

		1,263,534

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,486,705)		1,496,278

ASSET-BACKED SECURITIES—20.7%
American Credit Acceptance Receivables Trust
14-3, C 144A 3.430%, 6/10/20(3)	13,984	14,028
16- 1A, B 144A 4.240%, 6/13/22(3)	7,500	7,588
17-1, C 144A 2.880%, 3/13/23(3)	9,000	9,023
17-2, C 144A 2.860%, 6/12/23(3)	6,705	6,697
AmeriCredit Automobile Receivables Trust
14-2, C 2.180%, 6/8/20	19,450	19,521
14-1, D 2.540%, 6/8/20	22,955	23,116
15-3, C 2.730%, 3/8/21	9,730	9,824
16-4, C 2.410%, 7/8/22	18,468	18,406
17-1, C 2.710%, 8/18/22	10,360	10,414
17-2, C 2.970%, 3/20/23	7,840	7,862
Ascentium Equipment Receivables LLC 15-A1, B 144A 2.260%, 6/10/21(3)	4,431	4,443
Ascentium Equipment Receivables Trust 17-1A, B 144A 2.850%, 10/10/21(3)	7,764	7,774
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	660	675
Avis Budget Rental Car Funding LLC
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,128
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	6,350	6,415
(AESOP) 16-1A, A 144A 2.990%, 6/20/22(3)	27,000	27,156
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	85	85
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,801
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,526
BCC Funding XIII LLC 16-1, D 144A 4.780%, 8/20/22(3)	5,392	5,322
BRE Grand Islander Timeshare Issuer LLC 17-1A, A 144A 2.940%, 5/25/29(3)	10,798	10,829
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	2,441	2,416

	PAR VALUE	VALUE
13-A, A 144A 3.010%, 12/4/28(3)	$5,176	$5,207
15-A, A 144A 2.880%, 5/2/30(3)	2,147	2,160
17-A, A 144A 2.950%, 10/4/32(3)	9,775	9,760
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	6,436	6,437
14-2, B 2.340%, 4/15/20	7,090	7,130
15-3, B 2.700%, 9/15/21	3,705	3,738
16-1, B 3.430%, 2/15/22	4,615	4,710
17-1, B 2.910%, 12/15/22	7,000	7,006
Capital Auto Receivables Asset Trust
15-2, C 2.670%, 8/20/20	7,250	7,285
16-3, C 2.350%, 9/20/21	8,935	8,874
CarFinance Capital Auto Trust
13-A1, C 144A 3.450%, 3/15/19(3)	2,030	2,035
14-1A, B 144A 2.720%, 4/15/20(3)	2,703	2,713
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,462
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,771
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	6,024
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	1,001
15-2, C 2.390%, 3/15/21	2,275	2,289
17-1, B 2.540%, 9/15/22	5,025	5,059
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	4,460	4,476
CCG Receivables Trust 14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,081
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(3)	9,120	8,991
Chrysler Capital Auto Receivables Trust
15-BA, D 144A 4.170%, 1/16/23(3)	8,400	8,663
16-BA, D 144A 3.510%, 9/15/23(3)	2,150	2,146
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	23,110	23,318
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	20,096	20,056
Club Credit Trust
17-NP1, A144A 2.390%, 4/17/23(3)	2,000	1,999
17-NP1, B 144A 3.170%, 4/17/23(3)	5,500	5,494
Commonbond Student Loan Trust 17-AGS, A1 144A 2.550%, 5/25/41(3)	9,435	9,391
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(3)	2,069	2,072

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Installment Loan Trust 16-LD1, A 144A 3.960%, 7/15/22(3)	$2,566	$2,584
CPS Auto Receivables Trust
16-C, B 144A 2.480%, 9/15/20(3)	3,000	3,010
16-B, B 144A 3.180%, 9/15/20(3)	4,500	4,550
16-A, C 144A 3.800%, 12/15/21(3)	6,500	6,605
DB Master Finance LLC 15-1A, A2II 144A 3.980%, 2/20/45(3)	19,333	19,823
Diamond Resorts Owner Trust 14-1, A 144A 2.540%, 5/20/27(3)	6,513	6,454
DRB Prime Student Loan Trust 15-D, A3 144A 2.500%, 1/25/36(3)	3,697	3,702
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	742	743
16-AA, B 144A 3.170%, 5/15/20(3)	5,224	5,240
17-1, B 2.360%, 3/15/21	14,640	14,632
15-AA, C 144A 3.060%, 5/17/21(3)	19,953	20,098
17-BA, C 144A 2.610%, 8/16/21(3)	8,750	8,763
16-CA, C 144A 3.020%, 11/15/21(3)	6,280	6,308
17-AA, C 144A 2.980%, 1/18/22(3)	15,410	15,522
15-AA, D 144A 4.120%, 7/15/22(3)	13,120	13,288
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	12,018	11,921
Drug Royalty III LP
1 17-1A, A1 144A 3.720%, 4/15/27(2)(3)	4,000	4,000
16-1A, A 144A 3.979%, 4/15/27(3)	10,712	10,747
DT Auto Owner Trust
16-1A, B 144A 2.790%, 5/15/20(3)	5,194	5,205
14-3A, C 144A 3.040%, 9/15/20(3)	4,477	4,492
15-1A, C 144A 2.870%, 11/16/20(3)	3,476	3,486
15-3A, C 144A 3.250%, 7/15/21(3)	2,285	2,302
16-2A, C 144A 3.670%, 1/18/22(3)	8,555	8,645
16-3A C,144A 3.150%, 3/15/22(3)	8,485	8,539
16-4A, C 144A 2.740%, 10/17/22(3)	21,875	21,928
17-1A, D 144A 3.550%, 11/15/22(3)	10,000	10,021
17-2A, D 144A 3.890%, 1/15/23(3)	10,070	10,135
Earnest Student Loan Program LLC 17-A A2 144A 2.650%, 1/25/41(3)	6,350	6,325
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	6,156	6,172
14-1A, C 144A 3.570%, 7/15/19(3)	10,177	10,231
14-2A, C 144A 3.260%, 12/16/19(3)	13,715	13,801
15-A1, C 144A 4.100%, 12/15/20(3)	19,850	20,271

	PAR VALUE	VALUE
15-2A, C 144A 3.900%, 3/15/21(3)	$24,230	$24,600
14-3A, D 144A 5.690%, 4/15/21(3)	23,980	24,778
16-3A, B 144A 2.840%, 8/16/21(3)	8,475	8,508
17-1A, B 144A 3.000%, 12/15/21(3)	13,250	13,288
17-2A, B 144A 2.820%, 5/16/22(3)	18,780	18,741
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	19,761	19,811
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	5,018
Flagship Credit Auto Trust
16-1, A 144A 2.770%, 12/15/20(3)	3,115	3,139
14-2, D 144A 5.210%, 2/15/21(3)	11,010	11,335
15-1, D 144A 5.260%, 7/15/21(3)	3,565	3,688
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,596
16-2, B 144A 3.840%, 9/15/22(3)	4,175	4,286
16-3, D 144A 3.890%, 11/15/22(3)	4,990	5,039
17-1 C 144A 3.220%, 5/15/23(3)	7,500	7,549
Foundation Finance Trust 16-1A, A 144A 3.960%, 6/15/35(3)	2,476	2,495
Foursight Capital Automobile Receivables Trust
16-1, A2, 144A 2.870%, 10/15/21(3)	5,913	5,943
17-1, B 144A 3.050%, 12/15/22(3)	5,965	5,964
17-1, C 144A 3.470%, 12/15/22(3)	2,258	2,262
GLS Auto Receivables Trust
16-1A, B 144A 4.390%, 1/15/21(3)	10,500	10,530
17-1A, B 144A 2.980%, 12/15/21(3)	12,150	12,135
17-1A, C 144A 3.500%, 7/15/22(3)	5,900	5,889
GM Financial Consumer Automobile Receivables Trust 17-1A, B 144A 2.300%, 6/16/23(3)	4,185	4,192
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	5,901	5,919
GreatAmerica Leasing Receivables Funding LLC 17-1, A4 144A 2.360%, 1/20/23(3)	18,010	18,019
Hertz Vehicle Financing LLC
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,827
16 -1A, A144A 2.320%, 3/25/20(3)	8,800	8,769
15-1A, A 144A 2.730%, 3/25/21(3)	20,000	19,886
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	5,250	5,234
14-AA, A 144A 1.770%, 11/25/26(3)	7,419	7,302
17-AA, A 144A 2.660%, 12/26/28(3)	6,807	6,810
Hyundai Auto Receivables Trust 14-B, D 2.510%, 12/15/20	9,675	9,736

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
15-A, D 2.730%, 6/15/21	$8,950	$8,995
Leaf Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	790
15-1, E1 144A 5.210%, 7/15/21(3)	4,500	4,477
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,418
Leaf Receivables Funding 11 LLC
16-1, E1 144A 5.500%, 4/15/23(3)	5,000	5,133
16-1, E2 144A 6.000%, 6/15/24(3)	4,170	4,170
Leaf Receivables Funding 12 LLC 17-1, B 144A 2.650%, 2/15/22(3)	9,145	9,110
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	7,335	7,392
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	9,522	9,544
10-1A, A 144A 3.540%, 10/20/32(3)	272	274
10-1A, B 144A 4.520%, 10/20/32(3)	530	535
Murray Hill Marketplace Trust 16-LC1, A 144A 4.190%, 11/25/22(3)	1,524	1,538
MVW Owner Trust
15-1A, B 144A 2.960%, 12/20/32(3)	1,185	1,183
16-1A, A 144A 2.250%, 12/20/33(3)	5,730	5,660
NCF Dealer Floorplan Master Trust 16-1A, A 144A 4.462%, 3/21/22(2)(3)	9,000	8,949
OneMain Direct Auto Receivables Trust 16-1A, B 144A 2.760%, 5/15/21(3)	5,000	5,009
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	1,895	1,895
15-2A, A 144A 2.570%, 7/18/25(3)	17,264	17,283
15-1A, A 144A 3.190%, 3/18/26(3)	26,301	26,563
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	2,381	2,396
15-AA, A 144A 2.880%, 9/8/27(3)	5,209	5,214
14-AA, A 144A 2.290%, 7/9/29(3)	2,282	2,269
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	7,015
Prosper Marketplace Issuance Trust 17-1A, B 144A 3.650%, 6/15/23(3)	17,008	17,121
Santander Drive Auto Receivables Trust
13-3, C 1.810%, 4/15/19	1,137	1,137
14-3, C 2.130%, 8/17/20	9,956	9,974
16-2, B 2.080%, 2/16/21	8,250	8,266
17-1, C 2.580%, 5/16/22	9,435	9,434
17-2, D 3.490%, 7/17/23	9,960	9,962

	PAR VALUE	VALUE
Sierra Receivables Funding Co., LLC 17-1A, A 144A 2.910%, 3/20/34(3)	$8,513	$8,583
Sierra Timeshare Receivables Funding LLC
12-3A, A 144A 1.870%, 8/20/29(3)	4,780	4,777
13-1A, A 144A 1.590%, 11/20/29(3)	1,734	1,731
14-1A, A 144A 2.070%, 3/20/30(3)	1,602	1,600
14-2A, A 144A 2.050%, 6/20/31(2)(3)	2,240	2,237
16-1A, A 144A 3.080%, 3/21/33(3)	5,298	5,354
16-2A, A 144A 2.330%, 7/20/33(3)	5,054	5,051
Silverleaf Finance LLC
XVII 13-A, A 144A 2.680%, 3/16/26(3)	1,718	1,716
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	1,216	1,214
Skopos Auto Receivables Trust 15-2A, A 144A 3.550%, 2/15/20(3)	1,070	1,070
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,506
13-C, A2A 144A 2.940%, 10/15/31(3)	4,233	4,285
SoFi Consumer Loan Program LLC
16-3, A 144A 3.050%, 12/26/25(3)	14,301	14,435
17-1, A 144A 3.280%, 1/26/26(3)	11,722	11,874
17-3, A 144A 2.770%, 5/25/26(3)	9,702	9,752
SoFi Professional Loan Program LLC
14-B, A2 144A 2.550%, 8/27/29(3)	712	715
15-A, A2 144A 2.420%, 3/25/30(3)	2,949	2,953
16-A, A2 144A 2.760%, 12/26/36(3)	1,706	1,722
17-A, A2B 144A 2.400%, 3/26/40(3)	10,000	9,907
17-B, A1FX 144A 1.830%, 5/25/40(3)	9,613	9,605
17-C, A2A 144A 1.750%, 7/25/40(3)	7,620	7,613
Springleaf Funding Trust 16-AA, A 144A 2.900%, 11/15/29(3)	9,485	9,531
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31	1,228	1,215
SVO VOI Mortgage Corp. 12-AA, A 144A 2.000%, 9/20/29(3)	6,352	6,292
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,741
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,044
16-PT1A, C 144A 3.210%, 1/17/23(3)	10,900	10,890
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	17,655	17,827
Tidewater Auto Receivables Trust 14-AA, C 144A 2.560%, 8/15/19(3)	1,893	1,896

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
16-AA, B 144A 3.130%, 3/15/20(3)	$7,393	$7,419
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	10,315	10,395
14-1A, A1 144A 2.863%, 4/15/44(3)	9,250	9,093
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	27,173	27,219
United Auto Credit Securitization Trust 16-2, C 144A 2.480%, 3/10/20(3)	9,425	9,441
Volvo Financial Equipment LLC Series
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	6,005
17-1A, B 144A 2.400%, 1/18/22(3)	3,600	3,604
VSE VOI Mortgage LLC 16-A, A 144A 2.540%, 7/20/33(3)	6,209	6,189
Welk Resorts LLC
13-AA, A 144A 3.100%, 3/15/29(3)	2,627	2,643
15-AA, A 144A 2.790%, 6/16/31(3)	4,783	4,769
17-AA, A 144A 2.820%, 6/15/33(3)	3,585	3,584
Wendy’s Funding LLC
15-1A, A2I 144A 3.371%, 6/15/45(3)	11,018	11,112
15-1A, A2II 144A 4.080%, 6/15/45(3)	9,425	9,662
Westgate Resorts LLC 16-1A, A 144A 3.500%, 12/20/28(3)	7,623	7,657
Westlake Automobile Receivables Trust
15-1A, C 144A 2.290%, 11/16/20(3)	5,867	5,873
16-2A C, 144A 2.830%, 5/17/21(3)	3,190	3,208
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	10,143
17-1A, B 144A 2.300%, 10/17/22(3)	10,000	9,997

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,482,077)		1,488,083

CORPORATE BONDS AND NOTES—34.4%
Consumer Discretionary—2.1%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,650
American Greetings Corp. 144A 7.875%, 2/15/25(3)	3,540	3,828
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(9)	3,565	4,599
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	10,670	10,617
Delphi Automotive plc 3.150%, 11/19/20	15,000	15,322
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	11,387
Hyundai Capital America 144A 2.125%, 10/2/17(3)	2,940	2,942

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
International Game Technology plc 144A 6.250%, 2/15/22(3)	$5,190	$5,670
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	13,860
MGM Growth Properties Operating Partnership LP 5.625%, 5/1/24	1,740	1,897
Newell Brands, Inc. 3.150%, 4/1/21	1,925	1,970
QVC, Inc. 3.125%, 4/1/19	12,765	12,907
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	8,970	9,553
SFR Group S.A.
144A 6.000%, 5/15/22(3)	4,580	4,792
144A 7.375%, 5/1/26(3)	7,075	7,676
Toll Brothers Finance Corp.
4.000%, 12/31/18	5,080	5,207
6.750%, 11/1/19	9,716	10,675
TRI Pointe Group, Inc.
4.875%, 7/1/21	3,740	3,936
5.875%, 6/15/24	10,130	10,687
Wyndham Worldwide Corp.
2.500%, 3/1/18	2,960	2,973
4.150%, 4/1/24	915	940

		148,088

Consumer Staples—0.4%
ESAL GmbH 144A 6.250%, 2/5/23(3)	8,600	7,503
MARB BondCo plc 144A 7.000%, 3/15/24(3)	10,535	10,179
Smithfield Foods, Inc.
144A 2.700%, 1/31/20(3)	6,867	6,903
144A 3.350%, 2/1/22(3)	3,678	3,697

		28,282

Energy—5.9%
Afren plc 144A 11.500%, 2/1/20(3)(8)(13)	4,674	1
Anadarko Finance Co. Series B, 7.500%, 5/1/31	3,000	3,749
Anadarko Petroleum Corp.
4.850%, 3/15/21	3,845	4,104
5.550%, 3/15/26	5,455	6,097
Antero Resources Corp. 5.625%, 6/1/23	6,835	6,920
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	6,070	6,115
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	11,090	10,674

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	$7,155	$7,978
Cimarex Energy Co. 4.375%, 6/1/24	11,490	12,045
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,815
Concho Resources, Inc. 5.500%, 4/1/23	9,345	9,602
Continental Resources, Inc.
5.000%, 9/15/22	5,035	4,941
4.500%, 4/15/23	3,035	2,898
Ecopetrol S.A. 5.875%, 9/18/23	36,745	40,181
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	4,136
Encana Corp.
3.900%, 11/15/21	7,960	8,113
8.125%, 9/15/30	8,110	10,299
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	5,219
EP Energy LLC
9.375%, 5/1/20	7,130	5,624
144A 8.000%, 11/29/24(3)	7,660	7,641
FTS International, Inc. 6.250%, 5/1/22	2,245	1,818
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	4,800	5,214
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	22,458
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000	6,041
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	3,500	3,745
Newfield Exploration Co. 5.625%, 7/1/24	7,925	8,262
NGL Energy Partners LP 5.125%, 7/15/19	11,500	11,414
Noble Holding International Ltd. 7.750%, 1/15/24	8,325	6,571
Oasis Petroleum, Inc. 6.875%, 3/15/22	10,500	10,185
Petrobras Global Finance BV
8.375%, 5/23/21	35,515	39,755
8.750%, 5/23/26	405	466
Petroleos de Venezuela S.A. 144A 8.500%, 10/27/20(3)	9,543	6,880
Petroleos Mexicanos
5.500%, 1/21/21	10,070	10,563
4.875%, 1/24/22	34,600	35,586
6.875%, 8/4/26	13,475	14,930
Regency Energy Partners LP 5.000%, 10/1/22	17,910	19,206
Sabine Oil & Gas Corp. 7.250%, 6/15/19(8)(13)(15)	9,035	28
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	8,000	8,709

	PAR VALUE		VALUE
Energy—(continued)
6.250%, 3/15/22	$8,415		$9,528
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,735
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435		6,966
Transocean, Inc.
144A 9.000%, 7/15/23(3)	3,680		3,818
6.800%, 3/15/38	7,800		5,694
Ultra Resources, Inc. 144A 6.875%, 4/15/22(3)	1,258		1,249
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	4,795		5,011
YPF S.A. 144A 8.500%, 3/23/21(3)	7,000		7,786

			425,770

Financials—11.8%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670		3,821
Air Lease Corp. 2.625%, 9/4/18	5,495		5,536
Akbank TAS 144A 7.500%, 2/5/18(3)	33,705	TRY	9,329
Ally Financial, Inc. 5.750%, 11/20/25	7,090		7,462
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	8,250		8,585
Ares Capital Corp.
4.875%, 11/30/18	1,545		1,599
3.875%, 1/15/20	4,286		4,370
3.625%, 1/19/22	4,475		4,526
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195		14,648
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(3)	4,415		4,458
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	15,500		16,430
Bank of America Corp.
2.000%, 1/11/18	14,905		14,928
5.490%, 3/15/19	2,868		3,018
2.336%, 10/21/22(2)	10,735		10,900
4.200%, 8/26/24	10,473		10,865
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,262
Bank of India 144A 3.625%, 9/21/18(3)	10,200		10,302
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		13,355
Barclays plc 3.200%, 8/10/21	10,345		10,494
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		17,684
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(3)	7,105		7,756

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	4,570,000	CLP	$7,141
Brookfield Finance LLC 4.000%, 4/1/24	$15,475		15,870
Capital One N.A. 2.400%, 9/5/19	5,000		5,018
Citigroup, Inc.
2.632%, 9/1/23(2)	10,755		10,955
3.200%, 10/21/26	7,335		7,134
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	6,000		6,428
Corpbanca SA 144A 3.875%, 9/22/19(3)	4,000		4,122
Discover Bank 8.700%, 11/18/19	1,750		1,977
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685		14,807
Fifth Third Bancorp 4.500%, 6/1/18	6,745		6,906
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,549
Ford Motor Credit Co., LLC 5.000%, 5/15/18	10,000		10,256
FS Investment Corp. 4.250%, 1/15/20	7,725		7,881
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715		9,941
4.200%, 3/1/21	7,300		7,656
Genworth Holdings, Inc. 7.625%, 9/24/21	6,910		6,668
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425		4,371
4.250%, 10/21/25	24,315		25,136
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	21,140		21,658
HBOS plc 144A 6.750%, 5/21/18(3)	685		713
HSBC Holdings plc 2.799%, 1/5/22(2)	6,524		6,711
HSBC USA, Inc. 2.625%, 9/24/18	19,485		19,673
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		19,494
ICAHN Enterprises LP
5.875%, 2/1/22	12,875		13,181
6.250%, 2/1/22	3,610		3,763
ICICI Bank Ltd.
RegS 4.700%, 2/21/18(4)	13,000		13,205
144A 4.000%, 3/18/26(3)	6,505		6,574
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275		6,383
International Lease Finance Corp. 3.875%, 4/15/18	7,635		7,751
iStar, Inc.
4.875%, 7/1/18	6,945		6,989
5.000%, 7/1/19	4,435		4,479

	PAR VALUE	VALUE
Financials—(continued)
6.000%, 4/1/22	$4,815	$4,935
Jefferies Group LLC
5.125%, 4/13/18	6,541	6,709
5.125%, 1/20/23	3,725	4,056
JPMorgan Chase & Co. 2.295%, 8/15/21	4,495	4,468
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805	8,756
Lazard Group LLC 4.250%, 11/14/20	7,765	8,191
Lincoln National Corp.
8.750%, 7/1/19	4,613	5,187
3.196%, 4/20/67(2)(6)	2,885	2,640
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870	4,931
144A 6.000%, 1/14/20(3)	10,950	11,895
Mitsubishi UFJ Financial Group, Inc. 2.950%, 3/1/21	2,500	2,540
Morgan Stanley 2.553%, 10/24/23(2)	25,080	25,516
Navient Corp.
6.500%, 6/15/22	8,220	8,723
7.250%, 9/25/23	3,620	3,882
NUVEEN FINANCE LLC 144A 2.950%, 11/1/19(3)	2,850	2,891
Prudential Financial, Inc. 8.875%, 6/15/38(2)	11,200	11,903
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,755
Regions Bank 7.500%, 5/15/18	2,369	2,480
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	8,655	8,763
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,476
Santander Holdings USA, Inc.
2.700%, 5/24/19	10,650	10,729
2.650%, 4/17/20	7,540	7,520
144A 3.700%, 3/28/22(3)	7,190	7,282
SBA Tower Trust 144A 3.156%, 10/15/20(3)	6,050	6,168
Sberbank of Russia 5.717%, 6/16/21(5)	7,000	7,536
Springleaf Finance Corp. 6.125%, 5/15/22	3,130	3,302
State Bank of India 144A 3.250%, 4/18/18(3)	10,470	10,558
State Street Corp. 4.956%, 3/15/18	24,025	24,556
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	11,820	11,859
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,958
Trinity Acquisition plc
3.500%, 9/15/21	1,485	1,521
4.400%, 3/15/26	9,145	9,550
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,689

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	$12,630	$12,624
Turkiye Vakiflar Bankasi TAO
144A 3.750%, 4/15/18(3)	4,000	3,995
144A 5.625%, 5/30/22(3)	14,600	14,564
UBS Group Funding Jersey Ltd. 144A 2.650%, 2/1/22(3)	8,475	8,456
Vnesheconombank 144A 6.902%, 7/9/20(3)	9,500	10,323
Wells Fargo & Co.
3.069%, 1/24/23	6,915	7,007
2.402%, 10/31/23(2)	10,770	10,961
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,728
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,773

		847,074

Health Care—2.8%
Abbott Laboratories
2.350%, 11/22/19	6,325	6,373
2.900%, 11/30/21	8,815	8,899
3.400%, 11/30/23	3,910	4,002
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,840
3.200%, 11/6/22	1,940	1,990
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,887
3.450%, 3/15/22	3,815	3,932
Becton Dickinson & Co.
2.894%, 6/6/22	11,831	11,846
3.363%, 6/6/24	7,740	7,755
Cardinal Health, Inc.
2.616%, 6/15/22	10,985	10,994
3.079%, 6/15/24	11,180	11,204
Community Health Systems, Inc. 6.250%, 3/31/23	7,185	7,417
Endo Dac 144A 6.000%, 7/15/23(3)	720	605
Express Scripts Holding Co. 3.300%, 2/25/21	2,330	2,399
Forest Laboratories LLC 144A 4.375%, 2/1/19(3)	3,556	3,667
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,719
HCA, Inc. 6.500%, 2/15/20	13,125	14,323
Mylan NV
3.000%, 12/15/18	5,360	5,433
3.150%, 6/15/21	4,065	4,135
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,542

	PAR VALUE	VALUE
Health Care—(continued)
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	$9,275	$9,166
Tenet Healthcare Corp.
4.750%, 6/1/20	4,650	4,813
4.746%, 6/15/20(2)	4,045	4,085
6.000%, 10/1/20	9,560	10,241
144A 7.500%, 1/1/22(3)	490	532
8.125%, 4/1/22	3,015	3,203
144A 4.625%, 7/15/24(3)	3,405	3,409
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	2,670	2,621
2.800%, 7/21/23	2,640	2,567
THC Escrow Corp. III
144A 4.625%, 7/15/24(3)	4,265	4,277
144A 5.125%, 5/1/25(3)	7,765	7,794
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	2,190	2,297
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	17,905	18,176

		198,143

Industrials—3.4%
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	34,376	37,384
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	7,723	8,071
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	7,110	7,555
CNH Industrial N.V. 4.500%, 8/15/23	12,864	13,668
Continental Airlines Pass-Through-Trust
99-2, C2 Series AMBC, 6.236%, 3/15/20	6,306	6,527
00-1, A1 8.048%, 11/1/20	3,412	3,771
01-1, A1 6.703%, 6/15/21	2,490	2,676
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(3)	16,960	17,638
Embraer Overseas Ltd. 144A 5.696%, 9/16/23(3)	3,460	3,728
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	6,732	6,875
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	12,760	12,729
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	18,525	18,843
Masco Corp. 5.950%, 3/15/22	13,945	15,740
Park Aerospace Holdings Ltd. 144A 5.250%, 8/15/22(3)	7,710	8,059
Penske Truck Leasing Co., LP

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
RegS 2.500%, 6/15/19(4)	$3,470	$3,485
144A 3.375%, 2/1/22(3)	8,365	8,568
Pitney Bowes, Inc. 3.875%, 5/15/22	10,523	10,519
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	8,460	8,746
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	6,590	6,953
Toledo Edison Co. (The) 7.250%, 5/1/20	224	248
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	37,572	40,766
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	4,317	4,474

		247,023

Information Technology—0.8%
Broadcom Corp.
144A 2.375%, 1/15/20(3)	10,660	10,675
144A 3.000%, 1/15/22(3)	7,550	7,617
Dell International LLC 144A 5.450%, 6/15/23(3)	10,540	11,436
Dun & Bradstreet Corp. (The)
3.500%, 12/1/17	12,110	12,173
4.250%, 6/15/20	4,660	4,802
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	9,690	9,773
3.600%, 10/15/20	1,845	1,902

		58,378

Materials—2.6%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	7,852
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	3,598	3,796
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,392
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	16,815	19,148
Freeport-McMoRan, Inc.
3.550%, 3/1/22	3,070	2,877
3.875%, 3/15/23	7,645	7,110
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	7,630	8,155
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	1,700	1,778
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	17,615	18,075
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	9,000	8,966
144A 5.000%, 5/1/25(3)	16,890	16,805
OCP SA 144A 5.625%, 4/25/24(3)	17,090	18,485
Reynolds Group Issuer, Inc. 144A 4.658%, 7/15/21(2)(3)	3,100	3,150

	PAR VALUE	VALUE
Materials—(continued)
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	$17,980	$17,984
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(3)(5)	17,780	17,964
Vale Overseas Ltd. 5.875%, 6/10/21	7,475	8,024
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	17,888

		187,449

Real Estate—1.6%
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,695
Digital Realty Trust LP
3.400%, 10/1/20	11,735	12,035
3.950%, 7/1/22	8,175	8,568
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,071
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,928
HCP, Inc. 3.750%, 2/1/19	4,035	4,120
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,846
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,658
Select Income REIT 4.150%, 2/1/22	18,910	19,062
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,750
Ventas Realty LP
4.000%, 4/30/19	7,100	7,297
2.700%, 4/1/20	2,948	2,973
Welltower, Inc. 4.125%, 4/1/19	4,100	4,222
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,604

		117,829

Telecommunication Services—1.9%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	7,045	7,474
AT&T, Inc.
3.200%, 3/1/22	1,910	1,933
3.800%, 3/15/22	11,365	11,762
3.000%, 6/30/22	7,200	7,213
3.800%, 3/1/24	1,860	1,906
4.125%, 2/17/26	6,955	7,131
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	5,900	6,343
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	9,690
Frontier Communications Corp.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
8.500%, 4/15/20	$3,200	$3,364
8.875%, 9/15/20	3,380	3,576
10.500%, 9/15/22	9,085	8,665
SBA Tower Trust 144A 3.168%, 4/15/22(3)	18,490	18,566
Sprint Communications, Inc. 6.000%, 11/15/22	14,060	14,904
T-Mobile USA, Inc. 6.000%, 4/15/24	10,030	10,732
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,835
Verizon Communications, Inc. 3.125%, 3/16/22	9,017	9,135
Zayo Group LLC 6.000%, 4/1/23	6,960	7,325

		132,554

Utilities—1.1%
Dominion Energy, Inc. 2.962%, 7/1/19(2)	1,760	1,786
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(3)	13,900	14,039
Exelon Corp.
2.850%, 6/15/20	18,845	19,144
3.497%, 6/1/22	8,261	8,472
Ferrellgas Partners LP 6.750%, 6/15/23	11,560	10,751
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	9,834
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,985
144A 2.750%, 5/7/19(3)	9,370	9,457
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	1,825	1,779
Vistra Operations Company LLC 144A 11.500%, 10/1/20(3)(8)(13)(15)	5,925	4

		80,251

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,438,076)		2,470,841

LOAN AGREEMENTS(2)—12.7%
Consumer Discretionary—4.3%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, 4.420%, 7/23/21	7,085	6,779
Altice US Finance I Corp. 2017 Refinancing, 3.466%, 7/28/25	12,773	12,646
Aristocrat Leisure Ltd. Tranche B-2, 3.406%, 10/20/21	8,352	8,385
Bass Pro Group LLC 6.296%, 12/15/23	10,535	10,224
Boyd Gaming Corp. Refinancing, Tranche B, 3.688%, 9/15/23	4,695	4,703
Caesars Entertainment Operating Co., Inc.

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche B-4, 1.500%, 10/31/17(9)	$3,413	$4,328
Tranche B-6, 1.500%, 3/1/20(9)	3,645	4,327
0.000%, 4/4/24(11)	3,020	3,009
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	11,362	11,417
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	7,137	7,168
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.296%, 7/8/22	20,169	20,244
Charter Communications Operating LLC
Tranche E-1, 3.230%, 7/1/20	6,240	6,256
Tranche F-1, 3.230%, 1/3/21	14,122	14,157
Tranche I-1, 3.476%, 1/15/24	10,075	10,107
CSC Holdings LLC 2017 Refinancing, 3.459%, 7/17/25	10,991	10,906
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.504%, 2/1/24	7,421	7,423
El Dorado Resorts, Inc. 3.375%, 4/17/24	11,032	10,936
Harbor Freight Tools USA, Inc. Tranche 2016, 4.476%, 8/18/23	10,733	10,721
Hilton Worldwide Finance LLC Tranche B-2, 3.216%, 10/25/23	12,402	12,434
Intelsat Jackson Holdings S.A. Tranche B-2, 4.000%, 6/30/19	7,912	7,839
Las Vegas Sands LLC 2017 Refinancing, 3.230%, 3/29/24	7,343	7,351
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.226%, 5/4/22	10,568	10,382
MGM Growth Properties Operation Partnership LP Tranche B, 3.476%, 4/25/23	7,076	7,083
Nexstar Broadcasting, Inc.
Tranche B, 4.238%, 1/17/24	3,624	3,629
Tranche B, 5.744%, 1/17/24	358	359
PetSmart, Inc. Tranche B-2, 4.220%, 3/11/22	13,695	12,721
Playa Resorts Holding B.V. 4.170%, 4/29/24	9,605	9,600
Scientific Games International, Inc. Tranche B-3, 5.151%, 10/1/21	4,789	4,834
Seminole Tribe of Florida, Inc. 3.476%, 4/29/20	6,273	6,278
Tranche B, 0.000%, 6/26/24(11)	11,920	11,938
ServiceMaster Co. Tranche C, 3.726%, 11/8/23	8,147	8,179
Sinclair Television Group, Inc. Tranche B, 3.480%, 1/3/24	11,428	11,433

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Six Flags Theme Parks, Inc. Tranche B, 3.903%, 6/30/22	$4,979	$5,007
Station Casinos LLC Tranche B, 3.710%, 6/8/23	7,606	7,592
Tribune Media Co.
Tranche B, 4.226%, 12/27/20	445	446
Tranche C, 4.226%, 1/26/24	5,546	5,559
UFC Holdings LLC First Lien, 4.470%, 8/18/23	9,079	9,092
Vivid Seats LLC Tranche B, 0.000%, 6/23/24(11)	3,860	3,865

		309,357

Consumer Staples—0.9%
Albertson’s LLC
2017-1, Tranche B-4, 3.976%, 8/25/21	14,734	14,535
2017-1, Tranche B-5, 4.293%, 12/21/22	2,166	2,141
Aramark Intermediate HoldCo Corp. Tranche B, 3.226%, 3/28/24	7,491	7,529
Chobani LLC First Lien, 5.476%, 10/10/23	2,861	2,877
Galleria Co. Tranche B, 4.250%, 9/29/23	5,523	5,550
Hostess Brands LLC 2017 Refinancing Tranche B, First Lien, 3.726%, 8/3/22	14,607	14,647
JBS USA Lux S.A. 5.750%, 10/30/22	4,808	4,683
Post Holdings, Inc. Series A, 3.470%, 5/24/24	4,155	4,158
Prestige Brands, Inc. Tranche B-4, 3.976%, 1/26/24	1,456	1,461
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	8,997	8,972

		66,553

Energy—0.2%
Paragon Offshore Finance Co. 6.000%, 7/16/21(16)	9,933	3,799
Seadrill Operating LP 4.296%, 2/21/21	8,747	5,563
Ultra Resources, Inc. 4.117%, 4/12/24	8,020	7,960

		17,322

Financials—0.8%
Asurion LLC
Tranche B-4, 4.476%, 8/4/22	6,062	6,086
Tranche B-5, 4.226%, 11/3/23	4,893	4,917
Clipper Acquisitions Corp. Tranche B, 3.468%, 2/6/20	6,093	6,093
Delos Finance S.a.r.l. 3.546%, 10/6/23	16,529	16,573
Focus Financial Partners LLC 0.000%, 5/22/24(11)	1,345	1,354
Fortress Investment Group LLC Tranche B, 0.000%, 6/10/22(11)	5,220	5,248

	PAR VALUE	VALUE
Financials—(continued)
iStar, Inc. 4.900%, 7/1/20	$3,184	$3,204
Trans Union LLC 2016 Tranche B-2, 3.726%, 4/9/23	9,993	10,050

		53,525

Health Care—1.4%
American Renal Associates, Inc. Tranche B, 4.466%, 6/14/24	5,593	5,578
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	5,127	5,125
Endo Luxembourg Finance Co. S.a.r.l. 5.500%, 4/29/24	7,705	7,772
Envision Healthcare Corp. 4.300%, 12/1/23	12,754	12,805
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	3,655	3,692
INC Research Holdings, Inc. Tranche B, 0.000%, 6/28/24(11)	7,870	7,880
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	5,336	5,343
Iasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	653	656
MPH Acquisition Holdings LLC 4.296%, 6/7/23	3,320	3,318
Quorum Health Corp. 7.976%, 4/29/22	6,181	6,211
Surgery Partners LLC Tranche B, 0.000%, 6/20/24(11)	8,865	8,893
Team Health Holdings, Inc. 3.976%, 2/6/24	9,055	8,973
Tranche A, 3.546%, 10/25/21	1,882	1,881
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	6,950	6,709
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.830%, 4/1/22	14,994	15,191

		100,027

Industrials—1.0%
Advanced Disposal Services, Inc. 3.939%, 11/10/23	2,290	2,297
American Airlines, Inc. Replacement, Tranche B, 3.724%, 4/28/23	15,904	15,902
Husky Injection Molding Systems Ltd. 4.476%, 6/30/21	4,743	4,760
Quikrete Holdings, Inc. First Lien 3.976%, 11/15/23	11,055	11,023
TransDigm, Inc. Tranche F, 0.000%, 6/9/23(11)	18,350	18,313
United Airlines, Inc. Tranche B, 3.422%, 4/1/24	13,950	13,996

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	$6,512	$6,561

		72,852

Information Technology—1.6%
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	13,827	13,741
First Data Corp.
2022, Tranche-D, 3.466%, 7/8/22	5,504	5,492
2024, 3.716%, 4/26/24	26,634	26,624
Kronos, Inc.
First Lien, 4.680%, 11/1/23	17,765	17,871
Second Lien, 9.420%, 11/1/24	3,287	3,409
Leidos Innovations Corp. Tranche B, 3.500%, 8/16/23	5,339	5,364
Mitchell International, Inc. 4.672%, 10/13/20	4,943	4,965
Presidio LLC Tranche B, 4.525%, 2/2/22	7,241	7,251
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	15,511	15,496
SS&C Technologies Holdings, Inc.
2017 Refinancing, Tranche B-2, 3.476%, 7/8/22	289	290
2017 Refinancing, Tranche B-1, 3.476%, 7/8/22	4,765	4,782
Veritas US, Inc. Tranche B, 5.796%, 1/27/23	6,172	6,179
Western Digital Corp. Tranche B-2, 3.976%, 4/29/23	5,050	5,067

		116,531

Materials—0.7%
Anchor Glass Container Corp. First Lien, 4.407%, 12/7/23	2,845	2,857
Berry Global Group, Inc.
Tranche I, 3.672%, 10/1/22	6,702	6,706
Tranche J, 3.617%, 1/19/24	1,042	1,042
CPG International LLC 5.046%, 5/5/24	12,105	12,157
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	11,746	9,984
Huntsman International LLC 2023, Tranche B, 4.121%, 4/1/23	3,875	3,887
Ineos U.S. Finance LLC
2022, 3.976%, 3/31/22	5,640	5,648
2024, 3.976%, 4/1/24	1,965	1,968
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	4,770	4,818

		49,067

	PAR VALUE	VALUE
Real Estate—0.1%
Capital Automotive LP
Tranche B-2, First Lien, 4.220%, 3/25/24	$860	$866
Tranche B, Second Lien, 7.220%, 3/24/25	4,210	4,268
ESH Hospitality, Inc. 3.726%, 8/30/23	2,478	2,487

		7,621

Telecommunication Services—1.0%
CenturyLink, Inc. Tranche B, 1.375%, 1/31/25	9,095	8,986
Digicel International Finance Ltd. Tranche-B, First Lien 4.940%, 5/27/24	1,735	1,745
Frontier Communications Corp. Tranche B-1, 4.910%, 6/15/24	11,740	11,563
Level 3 Financing, Inc. 2024, Tranche B, 3.466%, 2/22/24	18,044	18,078
Securus Technologies Holdings, Inc. 0.000%, 6/20/24(11)	16,425	16,391
Sprint Communications, Inc. 3.750%, 2/2/24	3,212	3,211
UPC Financing Partnership 3.909%, 4/15/25	5,345	5,351
Virgin Media Bristol LLC 3.909%, 1/31/25	7,300	7,298

		72,623

Utilities—0.7%
Dynegy, Inc. Tranche C-1, 4.476%, 2/7/24	10,237	10,211
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(11)	11,305	11,333
Helix Gen Funding LLC 4.960%, 6/3/24	398	400
NRG Energy, Inc. 3.546%, 6/30/23	10,068	10,049
State of Santa Catarina (The) 4.000%, 12/27/22	11,058	10,726
Vistra Operations Co. LLC 2016, 4.474%, 12/14/23	1,568	1,567
Vistra Operations Company LLC
3.976%, 8/4/23	5,987	5,931
Tranche C, 3.977%, 8/4/23	1,373	1,360

		51,577

TOTAL LOAN AGREEMENTS (Identified Cost $926,851)		917,055

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—1.0%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(7)	$8,848

Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(7)	$12,589
Citigroup, Inc. Series T, 6.250%(2)	17,805	(7)	19,752
JPMorgan Chase & Co. Series Z, 5.300%(2)	3,985	(7)	4,149
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(7)	16,838
XLIT Ltd. Series E, 6.50%(2)	12,790	(7)	11,927

			65,255

TOTAL PREFERRED STOCKS (Identified Cost $71,931)			74,103

COMMON STOCKS—0.1%
Energy—0.1%
Frontera Energy Corp.(14)	75,733		1,964

Utilities—0.0%
Vistra Energy Corp.	98,789		1,659

TOTAL COMMON STOCKS (Identified Cost $4,210)			3,623

AFFILIATED MUTUAL FUND—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6(10)	6,989,143		69,332

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)			69,332

RIGHTS—0.0%
Vistra Energy Corp.(13)	98,789		101

TOTAL RIGHTS (Identified Cost $84)			101

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $7,095,751)			7,127,908	(12)

	VALUE
TOTAL INVESTMENTS—99.1% (Identified Cost $7,095,751)	$7,127,908	(1)
Other assets and liabilities, net—0.9%	61,736

NET ASSETS—100.0%	$7,189,644

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $3,149,059 or 43.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Interest payments may be deferred.
(7)	Value shown as par value.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Illiquid security.
(14)	Non-income producing.
(15)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(16)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	77%
Turkey	3
Brazil	2
Argentina	2
Mexico	1
Cayman Islands	1
Luxembourg	1
Other	13

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,488,083	$—	$1,488,083	$—
Corporate Bonds And Notes	2,470,841	—	2,470,808	33
Foreign Government Securities	583,145	—	583,145	—
Loan Agreements	917,055	—	906,329	10,726
Mortgage-Backed Securities	1,496,278	—	1,496,278	—
Municipal Bonds	4,051	—	4,051	—
U.S. Government Securities	21,296	—	21,296	—
Equity Securities:
Affiliated Mutual Fund	69,332	69,332	—	—
Common Stocks	3,623	3,623	—	—
Preferred Stocks	74,103	—	74,103	—
Rights	101	—	—	101

Total Investments	$7,127,908	$72,955	$7,044,093	$10,860

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Rights
Balance as of September 30, 2016:	$22,276	$8,363	$2,595	$11,318	$—
Accrued discount/(premium)	(82)	—	—	(82)	—
Realized gain (loss)	(10,926)	72	(10,920)	(78)	—
Change in unrealized appreciation /(depreciation)	11,904	(168)	10,984	1,071	17
Purchases	84	—	—	—	84
Sales(b)	(12,424)	(8,267)	(2,654)	(1,503)	—
Transfers into Level 3(a)(c)	28	—	28	—	—
Transfers from Level 3(a)	—	—	—	—	—

Balance as of June 30, 2017	$10,860	$—	$33	$10,726	$101

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfer into Level 3 was due to a security default.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$964	$968

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $959)		968

CORPORATE BONDS AND NOTES—6.0%
Consumer Discretionary—0.8%
PetSmart, Inc.
144A 7.125%, 3/15/23(3)	905	805
144A 5.875%, 6/1/25(3)	95	91
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	720	767
SFR Group S.A. 144A 6.000%, 5/15/22(3)	1,505	1,575
Sirius XM Radio, Inc. 144A 3.875%, 8/1/22(3)	455	459
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,226

		4,923

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(3)	855	889

Energy—1.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	1,241	1,305
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)	765	771
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	861
Chesapeake Energy Corp. 6.625%, 8/15/20	905	907
Denbury Resources, Inc. 5.500%, 5/1/22	690	386
EP Energy LLC 144A 8.000%, 11/29/24(3)	835	833
FTS International, Inc.
144A 8.746%, 6/15/20(2)(3)	1,120	1,123
6.250%, 5/1/22	825	668
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	630	573
Noble Holding International Ltd. 7.750%, 1/15/24	180	142
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	70	70
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	480	481

		8,120

Financials—0.5%
iStar, Inc.
4.875%, 7/1/18	785	790

	PAR VALUE	VALUE
Financials—(continued)
5.000%, 7/1/19	$305	$308
6.000%, 4/1/22	180	184
Springleaf Finance Corp. 5.250%, 12/15/19	1,410	1,467

		2,749

Health Care—1.0%
Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(4)	270	270
Community Health Systems, Inc. 6.250%, 3/31/23	320	330
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(4)	110	113
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	435	471
Tenet Healthcare Corp.
5.000%, 3/1/19	415	436
4.746%, 6/15/20(2)	730	737
6.000%, 10/1/20	435	466
144A 4.625%, 7/15/24(3)	681	682
THC Escrow Corp. III
144A 4.625%, 7/15/24(3)	854	856
144A 5.125%, 5/1/25(3)	920	924
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	723

		6,008

Industrials—0.6%
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	476
Hertz Corp. (The) 144A 7.625%, 6/1/22(3)	645	643
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	555	586
Wheels Up Finance I LLC Series A, 7.702%, 6/1/24(2)(7)	1,662	1,654

		3,359

Information Technology—0.1%
First Data Corp.
144A 5.000%, 1/15/24(3)	600	617
144A 5.750%, 1/15/24(3)	225	234

		851

Materials—1.0%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	785	824

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Bway Holding Co. 144A 5.500%, 4/15/24(3)	$1,160	$1,185
Hexion Inc. 6.625%, 4/15/20	645	589
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(3)	345	344
144A 5.000%, 5/1/25(3)	260	259
Reynolds Group Issuer, Inc.
144A 4.658%, 7/15/21(2)(3)	1,500	1,524
144A 5.125%, 7/15/23(3)	575	597
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	685	707

		6,029

Telecommunication Services—0.2%
T-Mobile USA, Inc. 6.000%, 4/15/24	1,090	1,166

Utilities—0.2%
Ferrellgas Partners LP 6.750%, 6/15/23	920	856
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	138	135
Vistra Operations Company LLC 144A 11.500%, 10/1/20(3)(7)(9)(10)	9,165	6

		997

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $35,216)		35,091

LOAN AGREEMENTS(2)—99.6%
Consumer Discretionary—25.6%
Accuride International, Inc. 8.147%, 11/17/23	1,791	1,800
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, 4.420%, 7/23/21	985	943
First Lien, 4.546%, 7/23/21	564	539
Second Lien, 7.796%, 7/25/22	1,200	1,146
Affinity Gaming LLC 4.726%, 7/1/23	998	1,004
Altice US Finance I Corp. 2017 Refinancing, 3.466%, 7/28/25	1,670	1,653
American Axle & Manufacturing, Inc. Tranche B, 3.470%, 4/6/24	1,396	1,382
Aristocrat Leisure Ltd. Tranche B-2, 3.406%, 10/20/21	2,129	2,137
Bass Pro Group LLC
6.046%, 6/8/18	3,575	3,595
6.296%, 12/15/23	2,850	2,766
Boyd Gaming Corp. Refinancing, Tranche B, 3.688%, 9/15/23	1,441	1,443
Caesars Entertainment Operating Co., Inc.

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche B-4, 1.500%, 10/31/17(5)	$890	$1,129
Tranche B-6, 1.500%, 3/1/20(5)	2,415	2,867
Tranche B-5, 1.500%, 3/1/20(5)	300	348
Tranche B-7, 1.500%, 3/1/20(5)	1,199	1,499
0.000%, 4/4/24(6)	1,520	1,515
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	3,871	3,889
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	1,220	1,225
CBAC Borrower LLC
Tranche B, 8.296%, 7/2/20	944	939
Tranche B, 0.000%, 6/29/24(6)	1,100	1,094
CBS Radio, Inc. Tranche B, 4.716%, 10/17/23	590	591
CDS U.S. Intermediate Holdings, Inc. First Lien, 5.296%, 7/8/22	2,195	2,203
Charter Communications Operating LLC
Tranche F-1, 3.230%, 1/3/21	5,072	5,084
Tranche I-1, 3.476%, 1/15/24	1,331	1,335
CityCenter Holdings LLC Tranche B, 3.716%, 4/18/24	2,215	2,217
Cooper-Standard Automotive, Inc. Tranche B-1, 3.546%, 11/2/23	1,365	1,364
CSC Holdings LLC 2017 Refinancing, 3.459%, 7/17/25	3,321	3,295
Delta 2 (Lux) S.a.r.l. 4.504%, 2/1/24	3,018	3,019
El Dorado Resorts, Inc. 3.375%, 4/17/24	1,830	1,814
Federal-Mogul Corp. Tranche C, 4.957%, 4/15/21	3,460	3,469
Floor & Decor Outlets of America, Inc. Tranche B-1, 4.730%, 9/30/23	717	719
Gates Global LLC Tranche B-1, 4.546%, 4/1/24	2,169	2,167
Gateway Casinos & Entertainment Ltd. Tranche B-1, 5.046%, 2/22/23	825	831
Greektown Holdings LLC 4.226%, 4/25/24	861	860
Hilton Worldwide Finance LLC Series B-2, 3.216%, 10/25/23	5,706	5,721
iHeartCommunications, Inc. Tranche D, 7.976%, 1/30/19	5,288	4,305
Intelsat Jackson Holdings S.A. Tranche B-2, 4.000%, 6/30/19	1,838	1,821
KAR Auction Services, Inc. Tranche B-4, 3.563%, 3/11/21	1,669	1,679
Laureate Education, Inc. 2024, 5.726%, 4/26/24	4,625	4,644

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Leslie’s Poolmart, Inc. Tranche B-1, 4.871%, 8/16/23	$1,581	$1,585
Libbey Glass, Inc. 4.096%, 4/9/21	1,334	1,207
Lions Gate Entertainment Corp. Tranche B, 4.226%, 12/8/23	976	982
MCC LLC Tranche H, 3.690%, 1/29/21	1,614	1,618
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.226%, 5/4/22	3,016	2,963
Mediacom Illinois LLC Tranche K 3.440%, 2/15/24	2,284	2,289
MGM Growth Properties Operation Partnership LP Tranche B, 3.476%, 4/25/23	2,489	2,492
Michaels Stores, Inc. Tranche B-1, 3.935%, 1/30/23	2,115	2,109
Mohegan Tribal Gaming Authority Tranche B, 5.226%, 10/13/23	1,448	1,463
Neiman Marcus Group 4.339%, 10/25/20	1,807	1,351
Nexstar Broadcasting, Inc.
Tranche B, 4.238%, 1/17/24	1,176	1,178
Tranche B, 5.744%, 1/17/24	116	116
Party City Holdings, Inc. 2016 Replacement, 4.240%, 8/19/22	1,816	1,817
Penn National Gaming, Inc. Tranche B, 3.726%, 1/19/24	628	631
PetSmart, Inc. Tranche B-2, 4.220%, 3/11/22	2,431	2,258
Playa Resorts Holding B.V. 4.170%, 4/29/24	1,835	1,834
Scientific Games International, Inc. Tranche B-3, 5.151%, 10/1/21	2,155	2,175
Serta Simmons Bedding LLC First Lien, 4.739%, 11/8/23	1,710	1,707
ServiceMaster Co. Tranche C, 3.726%, 11/8/23	5,076	5,096
SFR Group S.A. Tranche B-11, 3.944%, 7/31/25	3,320	3,290
Sinclair Television Group, Inc. Tranche B, 3.480%, 1/3/24	4,494	4,496
Speedstar Holding Co. PIK Interest Capitalization 8.750%, 4/11/22(4)(7)(10)	214	162
SRAM, LLC First Lien, 5.663%, 3/15/24	2,481	2,487
Station Casinos LLC Tranche B, 3.710%, 6/8/23	2,463	2,459
TI Group Auto Systems LLC 3.976%, 6/30/22	1,122	1,120
Transtar Holding Co.
First Lien 5.500%, 4/11/22(7)(10)	704	557
5.523%, 4/11/22(7)(10)	278	271
Tribune Media Co.

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche B, 4.226%, 12/27/20	$167	$167
Tranche C, 4.226%, 1/26/24	2,084	2,088
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	1,937	1,957
UFC Holdings LLC First Lien, 4.470%, 8/18/23	2,422	2,425
University Support Services LLC 6.400%, 7/6/22	1,265	1,268
Univision Communications, Inc. First Lien, 3.976%, 3/15/24	9,494	9,300
Vivid Seats LLC Tranche B, 0.000%, 6/23/24(6)	1,085	1,086
Ziggo Secured Finance Partnership Tranche E, 3.659%, 4/15/25	2,995	2,985

		151,040

Consumer Staples—5.9%
Albertson’s LLC
2017-1, Tranche B-4, 3.976%, 8/25/21	2,074	2,046
2017-1, Tranche B-5, 4.293%, 12/21/22	2,025	2,001
Amplify Snack Brands, Inc. 6.730%, 9/2/23	924	924
Aramark Intermediate HoldCo Corp. Tranche B, 3.226%, 3/28/24	1,397	1,404
Chobani LLC First Lien, 5.476%, 10/10/23	399	401
Crossmark Holdings, Inc.
First Lien, 4.796%, 12/20/19(7)	1,933	1,341
Second Lien, 8.796%, 12/21/20(7)	520	232
Dole Food Co., Inc. Tranche B, 4.167%, 4/6/24	2,780	2,783
Galleria Co. Tranche B, 4.250%, 9/29/23	1,698	1,706
Hostess Brands LLC 2017 Refinancing Tranche B, First Lien, 3.726%, 8/3/22	2,697	2,705
JBS USA Lux S.A. 5.750%, 10/30/22	4,692	4,570
Milk Specialties Co. 5.296%, 8/16/23	1,171	1,179
PDC Brands Tranche B, 0.000%, 6/29/24(6)	1,045	1,037
Post Holdings, Inc. Series A, 3.470%, 5/24/24	1,030	1,031
Prestige Brands, Inc. Tranche B-4, 3.976%, 1/26/24	751	754
Revlon Consumer Products Corp. 0.000%, 9/7/23(6)	985	918
Reynolds Group Holdings, Inc. 4.226%, 2/5/23	4,979	4,982
Rite Aid Corp. Tranche 2, Second Lien, 5.105%, 6/21/21	1,150	1,153
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	2,439	2,432
US Foods, Inc. 3.980%, 6/27/23	1,455	1,461

		35,060

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—3.5%
Blackhawk Mining LLC First Lien, 10.710%, 2/17/22	$964	$822
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	910	961
Chief Exploration & Development LLC Second Lien, 7.932%, 5/16/21	1,639	1,575
Contura Energy, Inc. 6.230%, 3/18/24	1,830	1,776
Drillships Financing Holding, Inc. (Ocean Rig) Tranche B-1, 8.250%, 3/31/21(9)	1,713	1,099
Drillships Ocean Ventures, Inc. 7.750%, 7/25/21(9)	746	613
Fieldwood Energy LLC
8.296%, 8/31/20	733	683
Second Lien, 8.421%, 9/30/20	1,623	897
First Lien, 8.421%, 9/30/20	989	779
Gavilan Resources LLC Second Lien, 7.224%, 3/1/24	790	749
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	2,045	1,946
MEG Energy Corp. 5.383%, 12/31/23	2,984	2,904
Paragon Offshore Finance Co. 6.000%, 7/16/21(11)	1,712	655
Peabody Energy Corp. 2017, 5.726%, 3/31/22	1,476	1,473
Seadrill Operating LP 4.296%, 2/21/21	4,030	2,563
Ultra Resources, Inc. 4.117%, 4/12/24	955	948

		20,443

Financials—3.5%
AlixPartners LLP 2017 Refinancing, 4.296%, 4/4/24	2,269	2,278
Asurion LLC
Tranche B-4, 4.476%, 8/4/22	1,618	1,624
Tranche B-5, 4.226%, 11/3/23	703	706
Delos Finance S.a.r.l. 3.546%, 10/6/23	1,212	1,215
Focus Financial Partners LLC 0.000%, 5/22/24(6)	385	387
Fortress Investment Group LLC Tranche B, 0.000%, 6/10/22(6)	1,310	1,317
iStar, Inc. 4.900%, 7/1/20	460	463
Lightstone HoldCo., LLC
Tranche B, 5.726%, 1/30/24	710	691
Tranche C, 5.726%, 1/30/24	44	43
Lonestar Intermediate Super Holdings LLC 10.226%, 8/31/21	1,205	1,239
Trans Union LLC 2016 Tranche B-2, 3.726%, 4/9/23	5,121	5,151

	PAR VALUE	VALUE
Financials—(continued)
VF Holdings Corp. Tranche B-1, First Lien, 4.546%, 6/30/23	$1,115	$1,113
Walter Investment Management Corp. Tranche B, 4.976%, 12/18/20	4,662	4,219

		20,446

Health Care—13.7%
21st Century Oncology Holdings, Inc. Tranche B, 7.425%, 4/30/22(11)	1,330	1,250
Acadia Healthcare Co., Inc. Tranche B-2, 3.801%, 2/16/23	2,055	2,067
Akorn, Inc. 5.500%, 4/16/21	2,180	2,197
Alere, Inc. Tranche B, 4.480%, 6/20/22	2,733	2,737
American Renal Associates, Inc. Tranche B, 4.466%, 6/14/24	1,386	1,382
Amneal Pharmaceuticals LLC Tranche B, 4.796%, 11/1/19	1,845	1,855
Ardent Legacy Acquisitions, Inc. 6.796%, 8/4/21	1,524	1,526
Capsugel Holdings LLC 4.226%, 7/31/21	3,154	3,153
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	3,282	3,280
CHG Healthcare Services, Inc. First Lien, 4.422%, 6/7/23	355	359
Community Health Systems, Inc.
Tranche G, 3.873%, 12/31/19	1,647	1,644
2021 Tranche H, 4.123%, 1/27/21	4,625	4,615
Concordia International Corp. 5.501%, 10/21/21	1,207	898
DaVita, Inc. Tranche B, 3.976%, 6/24/21	3,060	3,064
DJO Finance 4.477%, 6/8/20	2,026	2,003
Endo Luxembourg Finance Co. S.a.r.l. 5.500%, 4/29/24	2,055	2,073
Envision Healthcare Corp. 4.300%, 12/1/23	2,308	2,317
Greatbatch Ltd. Tranche B, 4.710%, 10/27/22	748	751
Grifols Worldwide Operations Ltd. Tranche B, 3.436%, 1/31/25	818	818
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	908	917
Immucor, Inc. 0.000%, 6/25/21(6)	175	176
INC Research Holdings, Inc. Tranche B, 0.000%, 6/26/24(6)	1,280	1,282
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	1,892	1,895
Jaguar Holding Company I, LLC 2017, 4.011%, 8/18/22	3,067	3,067

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Kindred Healthcare, Inc. 4.688%, 4/9/21	$1,141	$1,144
Iasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	1,790	1,797
Mallinckrodt International S.A Tranche B, 4.046%, 9/24/24	489	487
MMM Holdings, Inc. 10.250%, 6/30/19	295	291
MPH Acquisition Holdings LLC 4.296%, 6/7/23	796	795
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	214	212
National Mentor Holdings, Inc. Tranche B, 4.296%, 1/31/21	1,048	1,056
National Surgical Hospitals First Lien, 4.726%, 6/1/22	1,066	1,064
NVA Holdings, Inc.
Tranche B-2, First Lien, 3.500%, 8/14/21	70	70
Tranche B-2, First Lien, 4.647%, 8/14/21	640	643
Second Lien, 8.296%, 8/14/22	1,263	1,274
Ortho-Clinical Diagnostics Holdings S.a.r.l. 4.783%, 6/30/21	3,146	3,126
Quintiles IMS, Inc. Tranche B-1 3.223%, 3/7/24	2,038	2,047
Quorum Health Corp. 7.976%, 4/29/22	1,475	1,483
Select Medical Corp. Tranche B, 5.700%, 3/6/24	1,511	1,522
Sterigenics-Nordion 4.150%, 5/15/22	1,690	1,684
Surgery Center Holdings, Inc. First Lien, 4.980%, 11/3/20	1,435	1,439
Surgery Partners LLC Tranche B, 0.000%, 6/20/24(6)	2,895	2,904
Team Health Holdings, Inc. 3.976%, 2/6/24	1,937	1,920
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	3,223	3,111
US Anesthesia Partners First Lien, 4.466%, 6/23/24	835	835
Valeant Pharmaceuticals International, Inc. Series F, Tranche B, 5.830%, 4/1/22	6,342	6,426

		80,656

Industrials—13.0%
84 Lumber Co. 6.966%, 10/25/23	2,642	2,668
Accudyne Industries Borrower S.C.A. 4.226%, 12/13/19	3,070	3,043
Advanced Disposal Services, Inc. 3.939%, 11/10/23	620	622
American Airlines, Inc.
2017 Replacement, 3.220%, 6/27/20	2,263	2,260

	PAR VALUE		VALUE
Industrials—(continued)
Replacement, Tranche B, 3.724%, 4/28/23	$1,198		$1,198
Apex Tool Group LLC 4.500%, 1/31/20	1,807		1,759
Brand Energy & Infrastructure Services, Inc. 0.000%, 6/14/24(6)	2,360		2,355
Brickman Group Ltd. LLC (The)
First Lien, 4.217%, 12/18/20	3,687		3,688
Second Lien, 7.709%, 12/17/21	923		921
Casella Waste Systems, Inc. 3.959%, 10/17/23	1,189		1,193
Columbus McKinnon Corp. 4.296%, 1/31/24	469		471
CSC SW Holdco, Inc. (CSC Serviceworks, Inc.) Tranche B-1, First Lien, 4.966%, 11/14/22	3,301		3,279
Filtration Group Corp. First Lien, 4.476%, 11/23/20	2,759		2,763
Fort Dearborn Holding Co., Inc. First Lien, 5.284%, 10/19/23	1,810		1,819
Gardner Denver, Inc. 4.546%, 7/30/20	2,590		2,592
Greenrock Finance, Inc. Tranche B, 0.000%, 6/5/24(6)	1,175		1,186
GW Honos Security Corp. (Garda Garda World Security Corp.) 5.226%, 5/24/24	805		810
Harland Clarke Holdings Corp.
Tranche B-5, 7.296%, 12/31/21	—	(13)	—	(13)
Tranche B-6 6.796%, 2/9/22	1,907		1,908
HD Supply, Inc.
Tranche B-1, 4.046%, 8/13/21	1,871		1,873
Tranche B-2, 4.046%, 10/17/23	664		667
Husky Injection Molding Systems Ltd. 4.476%, 6/30/21	3,511		3,523
MRC Global (U.S.), Inc. 5.226%, 11/8/19	2,423		2,436
Navistar, Inc. Tranche B, 5.090%, 8/7/20	1,514		1,530
NN, Inc.
4.976%, 4/2/21	990		989
Tranche B, 5.476%, 10/19/22	1,431		1,428
PAE Holding Corp. First Lien, 6.726%, 10/20/22	953		958
Prime Security Services Tranche B-1, First Lien, 3.974%, 5/2/22	2,437		2,435
Quikrete Holdings, Inc. First Lien 3.976%, 11/15/23	3,608		3,597
RBS Global, Inc. (Rexnord LLC) Tranche B 3.974%, 8/21/23	2,342		2,341
Science Applications International Corp. Tranche B, 3.688%, 5/4/22	1,501		1,506
Sedgwick Claims Management Services, Inc.

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
First Lien, 3.976%, 3/1/21	$3,444	$3,443
Second Lien, 6.952%, 2/28/22	1,725	1,730
Siteone Landscape Supply, LLC Tranche C, 4.760%, 4/29/22	1,350	1,358
TransDigm, Inc.
Tranche D, 4.261%, 6/4/21	610	609
Tranche F, 4.226%, 6/9/23	5,998	5,986
Waste Industries USA, Inc. Tranche B, 4.046%, 2/27/20	2,147	2,155
WEX, Inc. Tranche B 4.726%, 6/30/23	2,013	2,022
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	1,711	1,724

		76,845

Information Technology—10.8%
Alorica, Inc. Tranche B, 5.976%, 6/30/22	355	356
Applied Systems, Inc. Second Lien, 7.796%, 1/24/22	1,140	1,150
Avaya, Inc.
8.667%, 1/24/18	1,025	1,056
Tranche B-7, 6.417%, 5/29/20(11)	934	746
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	4,790	4,760
BMC Software, Inc. Tranche B-1 5.226%, 9/10/22	2,602	2,605
Cologix, Inc.
Delayed Draw, First Lien 3.608%, 12/15/21	560	558
First Lien, 4.216%, 3/20/24	1,112	1,110
Second Lien, 8.216%, 3/20/25	180	181
Cypress Semiconductor Corp. 4.840%, 7/5/21	1,733	1,748
Dell International LLC Tranche B, 3.730%, 9/7/23	5,611	5,630
Donnelley Financial Solutions, Inc. Tranche B, 5.076%, 9/29/23	422	425
Everi Payments, Inc. Tranche B, 5.754%, 5/9/24	1,830	1,840
First Data Corp.
2022-D, 3.466%, 7/8/22	1,525	1,521
2024, 3.716%, 4/26/24	5,673	5,671
Go Daddy Operating Co., LLC 3.726%, 2/15/24	1,983	1,986
Infor U.S., Inc. Tranche B-6, 4.046%, 2/1/22	4,694	4,662
Kronos, Inc.
First Lien, 4.680%, 11/1/23	3,815	3,838
Second Lien, 9.420%, 11/1/24	965	1,001

	PAR VALUE	VALUE
Information Technology—(continued)
Leidos Innovations Corp. Tranche B, 3.500%, 8/16/23	$1,403	$1,410
Mitchell International, Inc.
4.672%, 10/13/20	1,770	1,778
Second Lien, 8.672%, 10/11/21	716	720
MKS Instruments, Inc. Tranche B-2, 3.976%, 5/1/23	447	448
NAB Holdings LLC 0.000%, 6/14/24(6)	1,740	1,741
ON Semiconductor Corp. 2017 New Replacement, 3.476%, 3/31/23	952	952
Presidio LLC Tranche B, 4.525%, 2/2/22	1,205	1,207
Rackspace Hosting, Inc. 2017 Refinancing, Tranche B, First Lien, 4.172%, 11/3/23	2,676	2,674
Radiate Holdco LLC 4.226%, 2/1/24	1,575	1,551
Sophia L.P. 4.546%, 9/30/22	2,497	2,490
SS&C Technologies Holdings, Inc.
2017 Refinancing, Tranche B-2, 3.476%, 7/8/22	76	77
2017 Refinancing, Tranche B-1, 3.476%, 7/8/22	1,261	1,265
Tempo Acquisition LLC 4.060%, 5/1/24	1,585	1,588
Veritas US, Inc. Tranche B, 5.796%, 1/27/23	2,672	2,675
Western Digital Corp. Tranche B-2, 3.976%, 4/29/23	2,338	2,346

		63,766

Materials—10.9%
ABC Supply, Inc. 3.726%, 10/31/23	4,531	4,540
Alpha 3 B.V. Tranche B-1, 4.296%, 1/31/24	760	761
Anchor Glass Container Corp.
First Lien, 4.407%, 12/7/23	1,003	1,007
Second Lien, 8.810%, 12/7/24	1,358	1,378
Berlin Packaging, Inc. S.a.r.l. 2017, First Lien, 4.527%, 10/1/21	1,862	1,865
Berry Global Group, Inc.
Tranche K, 3.367%, 2/8/20	3,810	3,809
Tranche L, 3.367%, 1/6/21	1,843	1,842
Tranche I, 3.672%, 10/1/22	564	565
Tranche J, 3.617%, 1/19/24	274	274
Bway Corp. 4.326%, 4/3/24	1,830	1,829
CPG International LLC 5.046%, 5/5/24	2,402	2,413
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	5,097	4,333
DuBois Chemicals, Inc.
First Lien, 4.000%, 3/15/24	155	156

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
First Lien, 4.909%, 3/15/24	$608	$611
Duke Finance LLC Tranche B, First Lien, 6.296%, 2/21/24	633	641
Huntsman International LLC 2023, Tranche B, 4.121%, 4/1/23	4,327	4,340
Ineos U.S. Finance LLC
2022, 3.976%, 3/31/22	6,819	6,829
2024, 3.976%, 4/1/24	517	518
Klockner Pentaplast of America, Inc. (Kleopatra Acquisition Corp.) 0.000%, 6/29/22(6)	3,120	3,085
KMG Chemicals, Inc. 5.409%, 6/15/24	530	535
Kraton Polymers LLC 5.226%, 1/6/22	1,248	1,258
MacDermid, Inc. Tranche B-5, 4.726%, 6/7/20	1,039	1,042
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	710	717
Omnova Solutions, Inc. Tranche B-2, 5.476%, 8/25/23	2,822	2,850
PQ Corp. Tranche B-1, 5.476%, 11/4/22	615	621
Royal Holdings, Inc. 2017 Refinancing, First Lien, 4.546%, 6/20/22	2,102	2,116
Solenis International LP First Lien, 4.452%, 7/31/21	2,265	2,270
Summit Materials 3.976%, 7/18/22	3,483	3,492
Transcendia, Inc. 5.226%, 5/10/24	1,470	1,479
TricorBraun, Inc.
First Lien, 3.750%, 11/30/23	181	182
First Lien, 5.046%, 11/30/23	1,799	1,812
Univar USA, Inc. Tranche B-2, 3.976%, 7/1/22	2,827	2,828
Venator Materials Corp. Tranche B, 0.000%, 6/29/24(6)	2,335	2,341

		64,339

Real Estate—2.2%
Capital Automotive LP
Tranche B-2, First Lien, 4.220%, 3/25/24	535	539
Tranche B, Second Lien, 7.220%, 3/24/25	1,495	1,516
Communications Sales & Leasing, Inc. 6.250%, 10/24/22	2,228	2,231
DTZ U.S. Borrower, LLC First Lien, 4.473%, 11/4/21	2,940	2,934
ESH Hospitality, Inc. 3.726%, 8/30/23	1,022	1,025
GEO Group, Inc. 3.480%, 3/22/24	1,137	1,138

	PAR VALUE	VALUE
Real Estate—(continued)
Realogy Group LLC Tranche B, 3.476%, 7/20/22	$3,535	$3,543

		12,926

Telecommunication Services—6.8%
Altice Financing S.A. 2017 Refinancing 3.908%, 7/15/25	2,135	2,128
CenturyLink, Inc. Tranche B, 1.375%, 1/31/25	3,085	3,048
Digicel International Finance Ltd. Tranche-B, First Lien 4.940%, 5/27/24	735	739
Frontier Communications Corp. Tranche B-1, 4.910%, 6/15/24	1,850	1,822
Global Tel*Link Corp. First Lien, 5.046%, 5/23/20	1,756	1,754
Level 3 Financing, Inc. 2024, Tranche B, 3.466%, 2/22/24	8,712	8,728
Neustar, Inc.
Tranche B1 0.000%, 9/2/19(6)	390	393
Tranche B2, 0.000%, 3/1/24(6)	1,205	1,212
SBA Senior Finance II LLC Tranche B-1, 3.480%, 3/24/21	3,672	3,678
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,431	1,428
First Lien, 5.476%, 4/30/20	733	731
0.000%, 6/20/24(6)	2,495	2,490
Second Lien, 0.000%, 6/20/25(6)	715	717
Sprint Communications, Inc. 3.750%, 2/2/24	2,354	2,354
Telenet Financing USD LLC 3.909%, 6/30/25	580	580
UPC Financing Partnership 3.909%, 4/15/25	5,995	6,001
Virgin Media Bristol LLC 3.909%, 1/31/25	2,310	2,309

		40,112

Utilities—3.7%
APLP Holdings LP 5.476%, 4/13/23	1,650	1,653
Calpine Construction Finance Co., LP Tranche B-1, 3.480%, 5/3/20	3,116	3,101
Dayton Power And Light Co. 4.480%, 8/24/22	275	278
Dynegy, Inc. Tranche C-1, 4.476%, 2/7/24	2,945	2,937
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(6)	3,670	3,679
Helix Gen Funding LLC 4.960%, 6/3/24	125	125
NRG Energy, Inc. 3.546%, 6/30/23	6,092	6,080
Talen Energy Supply LLC
Tranche B-1 5.226%, 7/15/23	1,049	971
5.226%, 4/15/24	1,246	1,154

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Vistra Operations Co. LLC 2016, 4.474%, 12/14/23	$392	$392
Vistra Operations Company LLC
3.976%, 8/4/23	1,358	1,346
Tranche C, 3.977%, 8/4/23	312	309

		22,025

TOTAL LOAN AGREEMENTS (Identified Cost $593,408)		587,658

COMMON STOCKS—0.4%

	SHARES	VALUE
Consumer Discretionary—0.0%
Speedstar Holding Corp.(10)(12)	968,988	—	(13)

Energy—0.0%
Sabine Oil & Gas LLC(7)(12)	714	28

Utilities—0.4%
Vistra Energy Corp.	152,810	2,566

TOTAL COMMON STOCKS (Identified Cost $2,441)		2,594

RIGHTS—0.0%
Vistra Energy Corp.(7)	152,810	155

TOTAL RIGHTS (Identified Cost $130)		155

WARRANTS—0.0%
Sabine Oil & Gas LLC(7)(12)	404	2
Sabine Oil & Gas LLC(7)(12)	2,268	16

TOTAL WARRANTS (Identified Cost $18)		18

TOTAL LONG TERM INVESTMENTS—106.2% (Identified Cost $632,172)		626,484	(8)

	VALUE
TOTAL INVESTMENTS—106.2% (Identified Cost $632,172)	$626,484	(1)
Other assets and liabilities, net—(6.2)%	(36,322)

NET ASSETS—100.0%	$590,162

Abbreviation:

PIK         Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $21,918 or 3.7% of net assets.
(4)	100% of the income received was in cash.
(5)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	Illiquid security.
(8)	All or a portion of the Fund’s assets have been segregated as collateral for delayed delivery settlements and leverage.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Non-income producing.
(13)	Amount is less than $500.

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

Country Weightings †
United States	94%
Canada	2
Luxembourg	2
Netherlands	1
Other	1

Total	100%

†	% of total investments as of June 30, 2017

See Notes to Schedules of Investments

9

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$35,091	$—	$33,430	$1,661
Loan Agreements	587,658	—	586,668	990
Mortgage-Backed Securities	968	—	968	—
Equity Securities:
Common Stocks	2,594	2,566	—	28
Rights	155	—	—	155
Warrants	18	—	—	18

Total Investments	$626,484	$2,566	$621,066	$2,852

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

Investments in Securities	Total	Corporate Bonds and Notes	Loans Agreements	Common Stocks	Rights	Warrants
Balance as of September 30, 2016:	$1,846	$1,736	$110	$—	$—	$—
Accrued discount/(premium)	8	2	6	—	—	—
Realized gain (loss)	(1,694)	1	(1,695)	—	—	—
Change in unrealized appreciation (depreciation)	1,276	(272)	1,528	(6)	26	—	(c)
Purchases	1,582	307	1,094	34	129	18
Sales(b)	(166)	(113)	(53)	—	—	—
Transfers into Level 3 (a)	—	—	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—	—	—

Balance as of June 30, 2017	$2,852	$1,661	$990	$28	$155	$18

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period. The transfers into Level 3 are due to a decrease in trading activities at period end.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—96.3%
Alabama—1.0%
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue, 4.000%, 12/1/25	$500	$527
5.000%, 12/1/25	1,000	1,124

		1,651

Arizona—5.0%
Arizona Board of Regents, Arizona State University System Revenue, 5.000%, 7/1/36	1,000	1,167
5.000%, 7/1/37	360	419
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	593
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	674
Maricopa County Industrial Development Authority, Banner Health Revenue 4.000%, 1/1/34	1,000	1,043
Mesa, City of, Excise Tax Revenue, 5.000%, 7/1/27	500	501
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue, 5.000%, 8/1/24	1,115	1,302
5.000%, 8/1/25	2,290	2,671

		8,370

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	598

California—6.1%
California Health Facilities Financing Authority,
Kaiser Permanente Revenue, 5.000%, 11/1/27	360	449
Sutter Health Revenue, 5.000%, 11/15/30	600	705
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.000%, 6/1/21	100	105
4.500%, 6/1/23	225	242
4.500%, 6/1/24	150	161

	PAR VALUE	VALUE
California—(continued)
California State Health Facilities Financing Authority, Providence St Joseph Health Revenue, 4.000%, 10/1/36	$275	$287
California State Municipal Finance Authority, Community Medical Centers Revenue 5.000%, 2/1/27	400	466
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	227
California, State of, General Obligation, 5.000%, 2/1/24	1,500	1,771
California, State of, Public Works Board, Judicial Council Projects Revenue, 5.000%, 3/1/27	500	579
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,172
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue (BAM Insured), 5.000%, 5/1/32	545	635
Oakland Unified School District, General Obligation, 5.000%, 8/1/30	500	594
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	250	303
San Diego Public Facilities Financing Authority Sewer Revenue, 5.000%, 5/15/32	2,000	2,386
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	207

		10,289

Colorado—6.7%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	685
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	472
E-470 Public Highway Authority Revenue, 5.000%, 9/1/20	340	377
(NATL Insured), 0.000%, 9/1/29	665	374
Public Authority For Colorado Energy, Natural Gas Purchase Revenue, 6.125%, 11/15/23	2,135	2,605

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Colorado—(continued)
6.250%, 11/15/28	$2,250	$2,914
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,429
University of Colorado, Enterprise Revenue, 5.000%, 6/1/19	625	671
(Pre-refunded 6/1/19 @100) 5.625%, 6/1/22	1,650	1,790

		11,317

Connecticut—1.0%
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,766

District of Columbia—3.1%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,167

Florida—8.5%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	129
(Pre-refunded 4/1/19 @100), 7.000%, 4/1/39	1,050	1,156
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,171
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	348
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	217
Lee County Transportation Facilities Revenue (AGM Insured), 5.000%, 10/1/19	400	433
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	341
Miami Beach, City of, Stormwater Revenue, 5.250%, 9/1/23	1,265	1,450
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,802
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	233
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	455	529

	PAR VALUE	VALUE
Florida—(continued)
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	$1,700	$1,939
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,288
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	863
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	523

		14,422

Georgia—3.3%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/19/19 @100), 5.625%, 1/1/28	1,500	1,600
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	768
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,173

		5,541

Idaho—1.0%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,635

Illinois—7.9%
Chicago O’Hare International Airport,
General Revenue, Senior Lien, 5.250%, 1/1/29	100	122
Passenger Facilities Charge Revenue, 5.000%, 1/1/20	750	819
Chicago, City of,
Sales Tax Revenue, 5.000%, 1/1/21	750	811
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	569
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	561
Waterworks Revenue, Second Lien, 5.250%, 11/1/32	350	412
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	731

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—(continued)
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	$1,220	$1,318
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	285
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	1,000	1,159
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	848
5.000%, 2/1/26	1,490	1,517
5.000%, 2/1/27	1,250	1,281
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	711
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,709
5.125%, 4/1/36	500	544

		13,397

Indiana—2.1%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	938
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	2,500	2,677

		3,615

Iowa—1.5%
Iowa, State of, Prison Infrastructure Funding Revenue (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	2,250	2,497

Louisiana—0.7%
New Orleans Sewerage Service Revenue,
5.000%, 6/1/19	500	534
5.000%, 6/1/20	550	602

		1,136

Maine—1.5%
Portland, City of, General Airport Revenue, 5.000%, 7/1/26	1,000	1,125
5.000%, 7/1/29	580	642
5.000%, 7/1/30	770	850

		2,617

	PAR VALUE	VALUE
Maryland—2.9%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	$250	$281
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(2)	500	498
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,237
Anne Arundel Health System Revenue, 5.000%, 7/1/32	250	264
Medstar Health System Revenue, 5.000%, 8/15/26	800	945
Medstar Health System Revenue, 5.000%, 5/15/42	600	677

		4,902

Michigan—1.7%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,458
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	600
4.000%, 10/15/36	500	523
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	215

		2,796

New Jersey—4.4%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,064
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,360
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,885	1,980
Tobacco Settlement Financing Corp. Tobacco Settlement Revenue 5.000%, 6/1/41	1,000	979

		7,383

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
New York—12.2%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	$550	$632
Metropolitan Transportation Authority, Transportation Revenue, 6.250%, 11/15/23	605	646
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	25	27
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	2,510	2,688
New York City General Obligation, 6.250%, 10/15/28	40	43
(Pre-refunded 10/15/18 @100), 6.250%, 10/15/28	960	1,023
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue
(AGC Insured), 6.125%, 1/1/29	500	534
(AMBAC Insured), 5.000%, 1/1/20	900	902
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer System Revenue, 5.750%, 6/15/40	3,530	3,685
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/21	500	522
(Pre-refunded 6/15/18 @100), 5.500%, 6/15/22	1,000	1,043
(Pre-refunded 6/15/18 @100), 5.625%, 6/15/24	1,050	1,097
(Pre-refunded 6/15/18 @100), 5.750%, 6/15/40	1,060	1,107
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue 5.000%, 5/1/35	3,165	3,681
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	172
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(4)	300	342
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	268
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	891
TSASC, Inc., Tobacco Settlement Revenue 5.000%, 6/1/34	190	215

	PAR VALUE	VALUE
New York—(continued)
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	$500	$601

		20,590

North Dakota—0.8%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,368

Ohio—2.7%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,447
Ohio State Juvenile Correction Facilities Project, Lease Revenue,
5.000%, 10/1/20	465	519
5.000%, 10/1/21	1,080	1,239
5.000%, 10/1/22	1,135	1,329

		4,534

Oklahoma—0.8%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, 5.000%, 1/1/29	1,250	1,393

Oregon—1.5%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	281
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,303
Washington & Multnomah Counties, Beaverton School District No. 48J, 0.000%, 6/15/36	800	898

		2,482

Pennsylvania—4.5%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	280
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	293
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
5.250%, 12/1/31	2,000	2,255
6.000%, 12/1/34	1,235	1,409
0.000%, 12/1/38	2,000	2,465
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	250	290
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	265	307

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Pennsylvania—(continued)
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	$300	$344

		7,643

South Carolina—0.9%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,182
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	299

		1,481

Tennessee—1.3%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,124
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	625	636
2.300%, 1/1/21	360	369

		2,129

Texas—8.9%
Forney Independent School District, General Obligation (PSF Guaranteed) (Pre-refunded 8/15/18 @100), 5.750%, 8/15/33	750	789
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @ 100), 7.250%, 12/1/35	2,525	2,743
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,185
La Joya Independent School District, General Obligation (PSF Guaranteed), 5.000%, 2/15/20	1,000	1,094
North Texas Tollway Authority, Senior Lien Toll Revenue, 5.000%, 1/1/30	400	470
Southmost Regional Water Authority, Desalination Plant Project Revenue
(AGM Insured), 5.000%, 9/1/25	1,015	1,164
(AGM Insured), 5.000%, 9/1/23	1,085	1,246
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien, 6.250%, 12/15/26	1,580	1,930

	PAR VALUE	VALUE
Texas—(continued)
Corp. II, 1.512%, 9/15/27(2)	$3,000	$2,865
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue (BAM Insured), 5.000%, 8/1/24	1,340	1,593

		15,079

Vermont—0.3%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	200	228
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	335

		563

Virginia—1.4%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,524
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(4)	200	213
5.000%, 7/1/21(4)	400	432
5.000%, 7/1/22(4)	195	213

		2,382

Washington—1.1%
King County Sewer Revenue 5.000%, 7/1/36	1,630	1,889

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	462

Wisconsin—0.8%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,132
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	250

		1,382

TOTAL MUNICIPAL BONDS (Identified Cost $154,967)		162,476

TOTAL LONG TERM INVESTMENTS—96.3% (Identified Cost $154,967)		162,476

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.7%
Money Market Mutual Fund—2.7%
BlackRock Liquidity Funds MuniCash Portfolio - Institutional Shares (seven-day effective yield 0.679%)(5)	4,496,571	$4,498

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,498)		4,498

TOTAL INVESTMENTS—99.0% (Identified Cost $159,465)		166,974	(1)
Other assets and liabilities, net—1.0%		1,664

NET ASSETS—100.0%		$168,638

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(3)	At June 30, 2017, 21.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $1,200 or 0.7% of net assets.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$162,476	$—	$162,476
Equity Securities:
Short-Term Investment	4,498	4,498	—

Total Investments	$166,974	$4,498	$162,476

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS RAMPART LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—97.8%
PowerShares S&P 500 Low Volatility Portfolio(3)(4)	53,204	$2,380

TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,379)		2,380

	CONTRACTS
PURCHASED OPTION—0.0%
Call Option—0.0%
CBOE Volatility Index expiration 7/5/17 strike price $12	10	—	(2)

TOTAL PURCHASED OPTION—% (Premiums Paid $—(2))		—	(2)

TOTAL LONG TERM INVESTMENTS—97.8% (Identified Cost $2,379)		2,380	(1)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.8% (Identified Cost $2,379)		2,380	(1)

WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
S&P 500® Index expiration 7/7/17 strike price $2,485	2	—	(2)
S&P 500® Index expiration 7/14/17 strike price $2,475	2	—	(2)
S&P 500® Index expiration 7/21/17 strike price $2,490	3	—	(2)
S&P 500® Index expiration 7/28/17 strike price $2,475	2	(1)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $(2))		(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.7% (Identified Cost $2,377)		2,379	(1)
Other assets and liabilities, net—2.3%		55

NET ASSETS—100.0%		$2,434

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(4)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017		Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Fund	$2,380		$2,380
Purchased Option	—	*	—	*

Total Investments before Written Options	$2,380		$2,380

Written Options	$(1)		$(1)

Total investments Net of Written Options	$2,379		$2,379

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

*	Amount is less than $500.

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Consumer Discretionary—19.9%
Advance Auto Parts, Inc.	1,728	$201
Amazon.com, Inc.(2)	9,283	8,986
AutoNation, Inc.(2)	1,540	65
AutoZone, Inc.(2)	659	376
Bed Bath & Beyond, Inc.	3,396	103
Best Buy Co., Inc.	6,208	356
BorgWarner, Inc.	4,668	198
CarMax, Inc.(2)	4,334	273
Carnival Corp.	9,794	642
CBS Corp. Class B	8,619	550
Charter Communications, Inc. Class A(2)	5,047	1,700
Chipotle Mexican Grill, Inc.(2)	671	279
Coach, Inc.	6,578	311
Comcast Corp. Class A	110,740	4,310
Darden Restaurants, Inc.	2,909	263
Delphi Automotive plc	6,268	549
Discovery Communications, Inc. Class A(2)	3,598	93
Discovery Communications, Inc. Class C(2)	4,933	124
DISH Network Corp. Class A(2)	5,323	334
Dollar General Corp.	5,903	426
Dollar Tree, Inc.(2)	5,538	387
Expedia, Inc.	2,845	424
Foot Locker, Inc.	3,071	151
Ford Motor Co.	91,516	1,024
Gap, Inc. (The)	5,151	113
Garmin Ltd.	2,684	137
General Motors Co.	32,132	1,122
Genuine Parts Co.	3,449	320
Goodyear Tire & Rubber Co. (The)	5,892	206
H&R Block, Inc.	4,847	150
Hanesbrands, Inc.	8,521	197
Harley-Davidson, Inc.	4,096	221
Hasbro, Inc.	2,632	294
Hilton Worldwide Holdings, Inc.	4,793	296
Home Depot, Inc. (The)	27,975	4,291
Horton (D.R.), Inc.	7,997	276
Interpublic Group of Cos., Inc. (The)	9,245	227
Kohl’s Corp.	3,989	154
L Brands, Inc.	5,638	304
Leggett & Platt, Inc.	3,096	163
Lennar Corp. Class A	4,754	253

	SHARES	VALUE
Consumer Discretionary—(continued)
LKQ Corp.(2)	7,213	$238
Lowe’s Cos., Inc.	20,078	1,557
Macy’s, Inc.	7,125	166
Marriott International, Inc. Class A	7,270	729
Mattel, Inc.	8,015	173
McDonald’s Corp.	19,072	2,921
Michael Kors Holdings Ltd.(2)	3,646	132
Mohawk Industries, Inc.(2)	1,478	357
Netflix, Inc.(2)	10,085	1,507
Newell Brands, Inc.	11,304	606
News Corp. Class A	8,942	123
News Corp. Class B	2,803	40
NIKE, Inc. Class B	31,009	1,830
Nordstrom, Inc.	2,603	125
O’Reilly Automotive, Inc.(2)	2,129	466
Omnicom Group, Inc.	5,446	451
Priceline Group, Inc. (The)(2)	1,151	2,153
PulteGroup, Inc.	6,644	163
PVH Corp.	1,825	209
Ralph Lauren Corp.	1,290	95
Ross Stores, Inc.	9,172	530
Royal Caribbean Cruises Ltd.	3,925	429
Scripps Networks Interactive, Inc. Class A	2,244	153
Signet Jewelers Ltd.	1,600	101
Staples, Inc.	15,283	154
Starbucks Corp.	33,884	1,976
Target Corp.	12,909	675
Tiffany & Co.	2,508	235
Time Warner, Inc.	18,147	1,822
TJX Cos., Inc. (The)	15,052	1,086
Tractor Supply Co.	3,008	163
TripAdvisor, Inc.(2)	2,584	99
Twenty-First Century Fox, Inc. Class A	24,623	698
Twenty-First Century Fox, Inc. Class B	11,397	318
Ulta Salon Cosmetics & Fragrance, Inc.(2)	1,364	392
Under Armour, Inc. Class A(2)	4,321	94
Under Armour, Inc. Class C(2)	4,313	87
VF Corp.	7,496	432
Viacom, Inc. Class B	8,243	277
Walt Disney Co. (The)	34,039	3,617
Whirlpool Corp.	1,731	332
Wyndham Worldwide Corp.	2,442	245
Wynn Resorts Ltd.	1,868	251

See Notes to Schedules of Investments

1

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	7,741	$571

		59,627

Consumer Staples—4.9%
Altria Group, Inc.	13,769	1,025
Archer-Daniels-Midland Co.	4,896	203
Brown-Forman Corp. Class B	1,645	80
Campbell Soup Co.	1,954	102
Church & Dwight Co., Inc.	1,965	102
Clorox Co. (The)	1,199	160
Coca-Cola Co. (The)	30,320	1,360
Colgate-Palmolive Co.	7,206	534
Conagra Brands, Inc.	3,695	132
Constellation Brands, Inc. Class A	2,036	394
Costco Wholesale Corp.	3,605	577
Coty, Inc. Class A	3,714	70
CVS Health Corp.	8,261	665
Dr. Pepper Snapple Group, Inc.	1,717	156
Estee Lauder Cos., Inc. (The) Class A	2,009	193
General Mills, Inc.	4,856	269
Hershey Co. (The)	1,279	137
Hormel Foods Corp.	3,008	103
J.M. Smucker Co. (The)	1,102	130
Kellogg Co.	2,266	157
Kimberly-Clark Corp.	2,945	380
Kraft Heinz Co. (The)	4,704	403
Kroger Co. (The)	8,139	190
McCormick & Co., Inc.	1,084	106
Molson Coors Brewing Co. Class B	1,847	160
Mondelez International, Inc. Class A	11,281	487
Monster Beverage Corp.(2)	3,667	182
PepsiCo, Inc.	6,458	746
Philip Morris International, Inc.	12,246	1,438
Procter & Gamble Co. (The)	20,166	1,757
Reynolds American, Inc.	7,274	473
Sysco Corp.	4,265	215
Tyson Foods, Inc. Class A	2,985	187
Wal-Mart Stores, Inc.	11,647	881
Walgreens Boots Alliance, Inc.	7,178	562
Whole Foods Market, Inc.	2,792	118

		14,834

Financials—15.1%
Affiliated Managers Group, Inc.	847	141

	SHARES	VALUE
Financials—(continued)
Aflac, Inc.	5,936	$461
Allstate Corp. (The)	5,452	482
American Express Co.	11,230	946
American International Group, Inc.	13,155	822
Ameriprise Financial, Inc.	2,280	290
Aon plc	3,920	521
Assurant, Inc.	820	85
Bank of America Corp.	148,861	3,611
Bank of New York Mellon Corp. (The)	15,555	794
BB&T Corp.	12,137	551
Berkshire Hathaway, Inc. Class B(2)	28,413	4,812
BlackRock, Inc.	1,814	766
Capital One Financial Corp.	7,224	597
CBOE Holdings, Inc.	1,374	126
Charles Schwab Corp. (The)	18,201	782
Chubb Ltd.	6,984	1,015
Cincinnati Financial Corp.	2,242	162
Citigroup, Inc.	41,183	2,754
Citizens Financial Group, Inc.	7,577	270
CME Group, Inc.	5,083	637
Comerica, Inc.	2,647	194
Discover Financial Services	5,687	354
E*Trade Financial Corp.(2)	4,109	156
Everest Re Group Ltd.	614	156
Fifth Third Bancorp	11,223	291
Franklin Resources, Inc.	5,122	229
Gallagher (Arthur J.) & Co.	2,685	154
Goldman Sachs Group, Inc. (The)	5,476	1,215
Hartford Financial Services Group, Inc. (The)	5,495	289
Huntington Bancshares, Inc.	16,261	220
Intercontinental Exchange, Inc.	8,856	584
Invesco Ltd.	6,086	214
JPMorgan Chase & Co.	53,143	4,857
KeyCorp	16,396	307
Leucadia National Corp.	4,844	127
Lincoln National Corp.	3,355	227
Loews Corp.	4,130	193
M&T Bank Corp.	2,302	373
Marsh & McLennan Cos., Inc.	7,708	601
MetLife, Inc.	16,161	888
Moody’s Corp.	2,489	303
Morgan Stanley	21,305	949
Nasdaq, Inc.	1,705	122

See Notes to Schedules of Investments

2

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Navient Corp.	4,262	$71
Northern Trust Corp.	3,228	314
People’s United Financial, Inc.	5,151	91
PNC Financial Services Group, Inc. (The)	7,238	904
Principal Financial Group, Inc.	4,009	257
Progressive Corp. (The)	8,689	383
Prudential Financial, Inc.	6,417	694
Raymond James Financial, Inc.	1,917	154
Regions Financial Corp.	17,981	263
S&P Global, Inc.	3,856	563
State Street Corp.	5,290	475
SunTrust Banks, Inc.	7,232	410
Synchrony Financial	11,521	344
T. Rowe Price Group, Inc.	3,609	268
Torchmark Corp.	1,627	125
Travelers Cos., Inc. (The)	4,180	529
U.S. Bancorp	23,696	1,230
Unum Group	3,414	159
Wells Fargo & Co.	67,275	3,728
Willis Towers Watson plc	1,901	277
XL Group Ltd.	3,911	171
Zions Bancorporation	3,031	133

		45,171

Health Care—4.9%
Abbott Laboratories	7,207	350
AbbVie, Inc.	7,798	565
Aetna, Inc.	1,669	253
Agilent Technologies, Inc.	1,579	94
Alexion Pharmaceuticals, Inc.(2)	1,100	134
Align Technology, Inc.(2)	370	56
Allergan plc	1,737	422
AmerisourceBergen Corp.	844	80
Amgen, Inc.	3,606	621
Anthem, Inc.	1,333	251
Bard (C.R.), Inc.	378	120
Baxter International, Inc.	2,425	147
Becton, Dickinson & Co.	1,144	223
Biogen, Inc.(2)	1,070	290
Boston Scientific Corp.(2)	6,773	188
Bristol-Myers Squibb Co.	8,113	452
Cardinal Health, Inc.	1,563	122
Celgene Corp.(2)	3,826	497

	SHARES	VALUE
Health Care—(continued)
Centene Corp.(2)	844	$67
Cerner Corp.(2)	1,441	96
Cigna Corp.	1,298	217
Cooper Cos., Inc. (The)	239	57
Danaher Corp.	2,993	253
DaVita, Inc.(2)	763	49
DENTSPLY SIRONA, Inc.	1,123	73
Edwards Lifesciences Corp.(2)	1,028	122
Eli Lilly & Co.	4,758	392
Envision Healthcare Corp.(2)	618	39
Express Scripts Holding Co.(2)	3,062	196
Gilead Sciences, Inc.	6,403	453
HCA Healthcare, Inc.(2)	1,402	122
Henry Schein, Inc.(2)	389	71
Hologic, Inc.(2)	1,372	62
Humana, Inc.	760	183
IDEXX Laboratories, Inc.(2)	464	75
Illumina, Inc.(2)	715	124
Incyte Corp.(2)	833	105
Intuitive Surgical, Inc.(2)	181	169
Johnson & Johnson	13,199	1,746
Laboratory Corporation of America Holdings(2)	501	77
Mallinckrodt plc(2)	487	22
McKesson Corp.	1,064	175
Medtronic plc	6,739	598
Merck & Co., Inc.	13,402	859
Mettler-Toledo International, Inc.(2)	127	75
Mylan NV(2)	2,258	88
Patterson Cos., Inc.	400	19
PerkinElmer, Inc.	539	37
Perrigo Co., plc	702	53
Pfizer, Inc.	29,241	982
Quest Diagnostics, Inc.	695	77
Regeneron Pharmaceuticals, Inc.(2)	373	183
Stryker Corp.	1,545	214
Thermo Fisher Scientific, Inc.	1,917	334
UnitedHealth Group, Inc.	4,760	883
Universal Health Services, Inc. Class B	438	53
Varian Medical Systems, Inc.(2)	450	46
Vertex Pharmaceuticals, Inc.(2)	1,220	157
Waters Corp.(2)	392	72
Zimmer Biomet Holdings, Inc.	1,002	129

See Notes to Schedules of Investments

3

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Zoetis, Inc.	2,405	$150

		14,819

Industrials—19.9%
3M Co.	16,428	3,420
Acuity Brands, Inc.	1,182	240
Alaska Air Group, Inc.	3,314	297
Allegion plc	2,554	207
American Airlines Group, Inc.	13,205	665
AMETEK, Inc.	6,169	374
Arconic, Inc.	11,816	268
Boeing Co. (The)	15,717	3,108
Caterpillar, Inc.	16,844	1,810
Cintas Corp.	2,794	352
CSX Corp.	29,818	1,627
Cummins, Inc.	7,631	1,238
Deere & Co.	8,809	1,089
Delta Air Lines, Inc.	19,732	1,060
Dover Corp.	5,050	405
Eaton Corp. plc	14,661	1,141
Emerson Electric Co.	18,295	1,091
Equifax, Inc.	4,385	603
Expeditors International of Washington, Inc.	4,830	273
Fastenal Co.	7,755	338
FedEx Corp.	7,071	1,537
Flowserve Corp.	3,502	163
Fluor Corp.	5,450	250
Fortive Corp.	9,079	575
Fortune Brands Home & Security, Inc.	4,124	269
General Dynamics Corp.	8,274	1,639
General Electric Co.	172,866	4,669
Honeywell International, Inc.	21,562	2,874
Hunt (JB) Transport Services, Inc.	2,300	210
IHS Markit Ltd.(2)	8,479	373
Illinois Tool Works, Inc.	8,859	1,269
Ingersoll-Rand plc	6,863	627
Jacobs Engineering Group, Inc.	3,228	176
Johnson Controls International plc	25,149	1,090
Kansas City Southern	2,844	298
L3 Technologies, Inc.	2,088	349
Lockheed Martin Corp.	7,069	1,962
Masco Corp.	9,546	365
Nielsen Holdings plc	9,004	348

	SHARES	VALUE
Industrials—(continued)
Norfolk Southern Corp.	9,120	$1,110
Northrop Grumman Corp.	5,056	1,298
PACCAR, Inc.	10,955	723
Parker-Hannifin Corp.	4,503	720
Pentair plc	4,495	299
Quanta Services, Inc.(2)	3,971	131
Raytheon Co.	8,539	1,379
Republic Services, Inc.	6,163	393
Robert Half International, Inc.	4,822	231
Robinson (C.H.) Worldwide, Inc.	3,777	259
Rockwell Automation, Inc.	4,469	724
Rockwell Collins, Inc.	5,625	591
Roper Technologies, Inc.	2,735	633
Snap-on, Inc.	1,553	245
Southwest Airlines Co.	17,773	1,104
Stanley Black & Decker, Inc.	4,101	577
Stericycle, Inc.(2)	2,286	174
Textron, Inc.	8,961	422
TransDigm Group, Inc.	1,311	353
Union Pacific Corp.	23,560	2,566
United Continental Holdings, Inc.(2)	7,554	568
United Parcel Service, Inc. Class B	18,800	2,079
United Rentals, Inc.(2)	2,266	255
United Technologies Corp.	20,753	2,534
Verisk Analytics, Inc.(2)	4,122	348
W.W. Grainger, Inc.	1,888	341
Waste Management, Inc.	11,890	872
Xylem, Inc.	4,818	267

		59,845

Information Technology—18.0%
Accenture plc Class A	7,228	894
Activision Blizzard, Inc.	8,261	476
Adobe Systems, Inc.(2)	5,790	819
Advanced Micro Devices, Inc.(2)	10,198	127
Akamai Technologies, Inc.(2)	2,123	106
Alliance Data Systems Corp.	678	174
Alphabet, Inc. Class A(2)	3,440	3,198
Alphabet, Inc. Class C(2)	3,449	3,134
Amphenol Corp. Class A	3,652	270
Analog Devices, Inc.	4,390	342
ANSYS, Inc.(2)	988	120
Apple, Inc.	60,261	8,679

See Notes to Schedules of Investments

4

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Applied Materials, Inc.	12,711	$525
Autodesk, Inc.(2)	2,355	237
Automatic Data Processing, Inc.	5,247	538
Broadcom Ltd.	4,688	1,093
CA, Inc.	3,848	133
Cisco Systems, Inc.	58,032	1,816
Citrix Systems, Inc.(2)	1,830	146
Cognizant Technology Solutions Corp. Class A	6,925	460
Corning, Inc.	10,934	329
CSRA, Inc.	2,000	63
DXC Technology Co.	3,273	251
eBay, Inc.(2)	11,914	416
Electronic Arts, Inc.(2)	3,679	389
F5 Networks, Inc.(2)	807	103
Facebook, Inc. Class A(2)	27,320	4,125
Fidelity National Information Services, Inc.	3,934	336
Fiserv, Inc.(2)	2,516	308
FLIR Systems, Inc.	1,803	62
Gartner, Inc.(2)	1,045	129
Global Payments, Inc.	1,858	168
Harris Corp.	1,491	163
Hewlett Packard Enterprise Co.	19,631	326
HP, Inc.	20,020	350
Intel Corp.	54,642	1,844
International Business Machines Corp.	9,926	1,527
Intuit, Inc.	2,874	382
Juniper Networks, Inc.	4,756	133
KLA-Tencor Corp.	1,906	174
Lam Research Corp.	1,948	275
Mastercard, Inc. Class A	10,913	1,325
Microchip Technology, Inc.	2,797	216
Micron Technology, Inc.(2)	12,541	374
Microsoft Corp.	89,233	6,151
Motorola Solutions, Inc.	1,999	173
NetApp, Inc.	3,405	136
NVIDIA Corp.	7,050	1,019
Oracle Corp.	34,883	1,749
Paychex, Inc.	3,817	217
PayPal Holdings, Inc.(2)	13,106	703
Qorvo, Inc.(2)	1,597	101
QUALCOMM, Inc.	17,205	950
Red Hat, Inc.(2)	2,147	206
salesforce.com, Inc.(2)	7,820	677

	SHARES	VALUE
Information Technology—(continued)
Seagate Technology plc	3,731	$145
Skyworks Solutions, Inc.	2,241	215
Symantec Corp.	7,363	208
Synopsys, Inc.(2)	1,737	127
TE Connectivity Ltd.	4,225	332
Texas Instruments, Inc.	11,627	894
Total System Services, Inc.	2,045	119
VeriSign, Inc.(2)	1,096	102
Visa, Inc. Class A	21,426	2,009
Western Digital Corp.	3,525	312
Western Union Co. (The)	5,793	110
Xerox Corp.	2,634	76
Xilinx, Inc.	3,015	194

		53,980

Materials—5.0%
Air Products & Chemicals, Inc.	4,873	697
Albemarle Corp.	2,876	303
Avery Dennison Corp.	2,348	207
Ball Corp.	9,069	383
CF Industries Holdings, Inc.	6,180	173
Dow Chemical Co. (The)	28,248	1,782
Du Pont (E.I.) de Nemours & Co.	21,791	1,759
Eastman Chemical Co.	3,788	318
Ecolab, Inc.	6,561	871
FMC Corp.	3,530	258
Freeport-McMoRan, Inc.(2)	34,234	411
International Flavors & Fragrances, Inc.	2,060	278
International Paper Co.	10,573	599
LyondellBasell Industries N.V. Class A	7,346	620
Martin Marietta Materials, Inc.	1,620	361
Monsanto Co.	11,028	1,305
Mosaic Co. (The)	9,159	209
Newmont Mining Corp.	13,701	444
Nucor Corp.	8,185	474
PPG Industries, Inc.	6,439	708
Praxair, Inc.	7,184	952
Sealed Air Corp.	5,152	231
Sherwin-Williams Co. (The)	2,068	726
Vulcan Materials Co.	3,405	431
WestRock Co.	6,502	368

		14,868

See Notes to Schedules of Investments

5

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	2,167	$261
American Tower Corp.	10,418	1,378
Apartment Investment & Management Co. Class A	3,829	165
AvalonBay Communities, Inc.	3,349	644
Boston Properties, Inc.	3,752	462
CBRE Group, Inc. Class A(2)	7,332	267
Crown Castle International Corp.	8,793	881
Digital Realty Trust, Inc.	3,884	439
Equinix, Inc.	1,895	813
Equity Residential	8,953	589
Essex Property Trust, Inc.	1,599	411
Extra Space Storage, Inc.	3,071	240
Federal Realty Investment Trust	1,758	222
GGP, Inc.	14,244	336
HCP, Inc.	11,418	365
Host Hotels & Resorts, Inc.	18,028	329
Iron Mountain, Inc.	5,981	205
Kimco Realty Corp.	10,380	190
Macerich Co. (The)	2,948	171
Mid-America Apartment Communities, Inc.	2,769	292
Prologis, Inc.	12,909	757
Public Storage	3,642	759
Realty Income Corp.	6,612	365
Regency Centers Corp.	3,561	223
Simon Property Group, Inc.	7,800	1,262
SL Green Realty Corp.	2,453	260
UDR, Inc.	6,517	254
Ventas, Inc.	8,648	601
Vornado Realty Trust	4,198	394
Welltower, Inc.	8,842	662
Weyerhaeuser Co.	18,266	612

		14,809

Telecommunication Services—1.6%
AT&T, Inc.	71,058	2,681
CenturyLink, Inc.	6,587	157
Level 3 Communications, Inc.(2)	3,522	209
Verizon Communications, Inc.	39,006	1,742

		4,789

Utilities—4.9%
AES Corp.	15,047	167
Alliant Energy Corp.	5,162	207

	SHARES	VALUE
Utilities—(continued)
Ameren Corp.	5,544	$303
American Electric Power Co., Inc.	11,193	778
American Water Works Co., Inc.	4,038	315
CenterPoint Energy, Inc.	9,904	271
CMS Energy Corp.	6,494	300
Consolidated Edison, Inc.	6,968	563
Dominion Energy, Inc.	14,252	1,092
DTE Energy Co.	4,108	435
Duke Energy Corp.	14,628	1,223
Edison International	7,415	580
Entergy Corp.	4,067	312
Eversource Energy	7,180	436
Exelon Corp.	20,985	757
FirstEnergy Corp.	10,055	293
NextEra Energy, Inc.	10,608	1,487
NiSource, Inc.	7,444	189
NRG Energy, Inc.	7,162	123
PG&E Corp.	11,631	772
Pinnacle West Capital Corp.	2,587	220
PPL Corp.	15,539	601
Public Service Enterprise Group, Inc.	11,463	493
SCANA Corp.	3,238	217
Sempra Energy	5,714	644
Southern Co. (The)	22,537	1,079
WEC Energy Group, Inc.	7,151	439
Xcel Energy, Inc.	11,605	532

		14,828

TOTAL COMMON STOCKS (Identified Cost $260,300)		297,570

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $260,300)		297,570

TOTAL INVESTMENTS—99.1% (Identified Cost $260,300)		297,570	(1)
Other assets and liabilities, net—0.9%		2,736

NET ASSETS—100.0%		$300,306

Abbreviation:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$297,570	$297,570

Total Investments	$297,570	$297,570

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES		VALUE
COMMON STOCKS—95.6%
Consumer Discretionary—5.7%
Kangwon Land, Inc. (South Korea)	2,649,257		$80,694
Las Vegas Sands Corp. (United States)	1,918,294		122,560
Matahari Department Store Tbk PT (Indonesia)	84,739,947		90,028
Naspers Ltd. Class N (South Africa)	815,412		158,626

			451,908

Consumer Staples—32.5%
Ambev S.A. ADR (Brazil)	58,395,911		320,594
Amorepacific Corp. (South Korea)	375,896		99,875
Anheuser-Busch InBev N.V. (Belgium)	1,410,886		155,843
British American Tobacco Bhd (Malaysia)	1,679,314	(4)	16,986
British American Tobacco plc (United Kingdom)	3,343,130	(3)	228,314
CP ALL PCL (Thailand)	88,430,800		163,351
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	3,027,288		297,703
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	300,979,263		86,720
Heineken N.V. (Netherlands)	2,057,238		200,028
Hindustan Unilever Ltd. (India)	2,567,274		42,880
ITC Ltd. (India)	51,949,504		260,119
LG Household & Health Care Ltd. (South Korea)	103,152		89,615
President Chain Store Corp. (Taiwan)	9,257,307		83,231
Thai Beverage PCL (Thailand)	111,383,100		72,813
Unilever N.V. CVA (Netherlands)	4,597,946		253,755
Wal-Mart de Mexico SAB de CV (Mexico)	85,906,929		199,185

			2,571,012

Energy—2.4%
Ultrapar Participacoes S.A. (Brazil)	7,916,670		187,110

Financials—21.5%
Bank Central Asia Tbk PT (Indonesia)	99,633,856		135,793
Bank Pekao SA (Poland)	2,473,092		83,290
BB Seguridade Participacoes S.A. (Brazil)	14,655,409		126,607
Credicorp Ltd. (Peru)	437,653		78,511
Grupo Financiero Santander Mexico SAB de C.V. ADR, Class B (Mexico)	11,483,272		110,699
HDFC Bank Ltd. (India)	15,378,364		393,051
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,076,137		27,815
Housing Development Finance Corp., Ltd. (India)	12,809,033		320,030
Public Bank Bhd (Malaysia)	22,569,700	(4)	106,838

	SHARES	VALUE
Financials—(continued)
Remgro Ltd. (South Africa)	4,487,578	$73,221
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	447,000	109,977
United Overseas Bank Ltd. (Singapore)(5)	7,974,190	133,912

		1,699,744

Health Care—0.9%
Mediclinic International plc (United Kingdom)	7,542,562	72,955

Industrials—3.4%
Airports of Thailand PCL (Thailand)	58,136,400	80,864
CCR S.A. (Brazil)	12,787,484	65,155
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	7,809,555	87,998
Korea Aerospace Industries Ltd. (South Korea)	712,045	35,473

		269,490

Information Technology—22.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	3,291,232	463,735
Autohome, Inc. ADR (China)(2)(5)	1,771,082	80,336
Cielo S.A. (Brazil)	24,768,148	184,664
NetEase, Inc. ADR (China)	685,124	205,969
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	28,441,430	194,939
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	3,210,117	112,226
Tata Consultancy Services Ltd. (India)	3,703,315	135,347
Tencent Holdings Ltd. (China)	11,072,171	395,949

		1,773,165

Real Estate—1.4%
Link REIT (Hong Kong)	14,789,474	112,520

Telecommunication Services—2.4%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	568,003,639	192,708

Utilities—3.0%
Equatorial Energia SA (Brazil)	938,317	15,408
Infraestructura Energetica Nova Sab de CV (Mexico)	21,704,354	115,681

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Power Grid Corp. of India Ltd. (India)(2)	31,663,424	$103,140

		234,229

TOTAL COMMON STOCKS (Identified Cost $6,277,866)		7,564,841

TOTAL LONG TERM INVESTMENTS—95.6% (Identified Cost $6,277,866)		7,564,841

SHORT-TERM INVESTMENT—1.5%
Money Market Mutual Fund—1.5%
JPMorgan U.S. Government Money Market Fund—Institutional Shares (seven-day effective yield 0.860%)(7)	119,148,359	119,148

TOTAL SHORT-TERM INVESTMENT (Identified Cost $119,148)		119,148

SECURITIES LENDING COLLATERAL—1.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The)—Institutional Shares (seven-day effective yield 1.160%)(6)(7)	81,775,287	81,775

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $81,775)		81,775

TOTAL INVESTMENTS—98.1% (Identified Cost $6,478,789)		7,765,764	(1)
Other assets and liabilities, net—1.9%		149,760

NET ASSETS—100.0%		$7,915,524

Abbreviations:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg Exchange.
(4)	Shares traded on the Bursa Malaysia Exchange.
(5)	All or a portion of security is on loan.
(6)	Represents security purchased with cash collateral received for securities on loan.
(7)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
India	16%
China	15
Brazil	12
Mexico	10
Indonesia	7
Netherlands	6
South Korea	5
Other	29

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,564,841	$7,564,841
Securities Lending Collateral	81,775	81,775
Short-Term Investment	119,148	119,148

Total Investments	$7,765,764	$7,765,764

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $3,290,865 were transferred from Level 2 into Level 1.

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—16.2%
Alimentation Couche-Tard, Inc. Class B (Canada)	925,944	$44,384
Domino’s Pizza Group plc (United Kingdom)	5,872,208	22,478
Hermes International (France)	7,057	3,487
LVMH Moet Hennessy Louis Vuitton SE (France)	69,585	17,350
Naspers Ltd. Class N (South Africa)	154,905	30,134
Paddy Power Betfair plc (Ireland)	333,711	35,626
Priceline Group, Inc. (The) (United States)(2)	19,191	35,897
Shimano, Inc. (Japan)	163,400	25,830
Sodexo SA (France)	116,278	15,034

		230,220

Consumer Staples—29.1%
Ambev S.A. ADR (Brazil)	3,317,382	18,212
Anheuser-Busch InBev NV (Belgium)	350,110	38,672
British American Tobacco plc (United Kingdom)	1,003,095	68,382
Diageo plc (United Kingdom)	787,305	23,262
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	204,597	20,120
L’Oreal SA (France)	70,056	14,595
Nestle S.A. Registered Shares (Switzerland)	507,415	44,159
Philip Morris International, Inc. (United States)	430,996	50,620
Reckitt Benckiser Group plc (United Kingdom)	567,047	57,489
Unicharm Corp. (Japan)	551,200	13,830
Unilever NV CVA (Netherlands)	1,163,124	64,191

		413,532

Financials—11.3%
Allied Irish Banks plc (Ireland)	2,723,629	15,398
HDFC Bank Ltd. (India)	2,783,370	71,139
Housing Development Finance Corp., Ltd. (India)	1,964,265	49,077
Lloyds Banking Group plc (United Kingdom)	9,576,745	8,251
UBS Group AG Registered Shares (Switzerland)(2)	943,308	15,976

		159,841

Health Care—8.4%
Coloplast A/S Class B (Denmark)	34,475	2,881
CSL Ltd. (Australia)	135,299	14,354
Essilor International SA (France)	138,337	17,601
Grifols SA (Spain)(4)	762,317	21,232
Ramsay Health Care Ltd. (Australia)	348,641	19,722

	SHARES	VALUE
Health Care—(continued)
Roche Holding AG (Switzerland)	169,125	$43,070

		118,860

Industrials—11.8%
Aena SA (Spain)(3)	232,479	45,365
Bureau Veritas SA (France)	740,364	16,384
Canadian National Railway Co. (Canada)	479,857	38,935
DCC plc (Ireland)	242,818	22,106
RELX NV (Netherlands)	1,409,845	28,985
Teleperformance (France)	121,896	15,614

		167,389

Information Technology—19.7%
Accenture plc Class A (United States)	189,771	23,471
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	321,746	45,334
Keyence Corp. (Japan)	32,700	14,345
Mastercard, Inc. Class A (United States)	472,122	57,339
SAP SE (Germany)	454,466	47,469
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	774,733	27,085
Tencent Holdings Ltd. (China)	1,029,982	36,833
Visa, Inc. Class A (United States)	294,428	27,611

		279,487

Real Estate—2.4%
Daito Trust Construction Co., Ltd. (Japan)	125,600	19,536
Link REIT (Hong Kong)	1,846,917	14,052

		33,588

TOTAL COMMON STOCKS (Identified Cost $938,431)		1,402,917

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $938,431)		1,402,917

SECURITIES LENDING COLLATERAL—0.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 1.160%)(5)(6)	9,531,524	9,532

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,532)		9,532

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—99.6% (Identified Cost $947,963)	$1,412,449	(1)
Other assets and liabilities, net—0.4%	5,311

NET ASSETS—100.0%	$1,417,760

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $45,365 or 3.2% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	14%
United Kingdom	13
India	9
Switzerland	7
France	7
Netherlands	7
Canada	6
Other	37

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,402,917	$1,402,917
Securities Lending Collateral	9,532	9,532

Total Investments	$1,412,449	$1,412,449

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $264,373 were transferred from Level 2 into Level 1.

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.5%
Consumer Discretionary—19.4%
Alimentation Couche-Tard, Inc. Class B (Canada)	130,988	$6,279
Amazon.com, Inc. (United States)(2)	7,927	7,673
Naspers Ltd. Class N (South Africa)	13,812	2,687
NIKE, Inc. Class B (United States)	98,125	5,789
O’Reilly Automotive, Inc. (United States)(2)	8,981	1,964
Paddy Power Betfair plc (Ireland)	46,316	4,945
Priceline Group, Inc. (The) (United States)(2)	2,407	4,502
Starbucks Corp. (United States)	57,735	3,367
TJX Cos., Inc. (The) (United States)	39,430	2,846

		40,052

Consumer Staples—24.4%
Altria Group, Inc. (United States)	58,365	4,346
Ambev S.A. ADR (Brazil)	401,305	2,203
Anheuser-Busch InBev NV (Belgium)	39,717	4,387
British American Tobacco plc (United Kingdom)	129,311	8,815
Casey’s General Stores, Inc. (United States)	24,924	2,670
Coca-Cola Co. (The) (United States)	63,793	2,861
Fomento Economico Mexicano SAB de CV Sponsored ADR (Mexico)	28,206	2,774
Nestle S.A. Registered Shares (Switzerland)	52,244	4,547
Philip Morris International, Inc. (United States)	56,425	6,627
Reckitt Benckiser Group plc (United Kingdom)	60,082	6,091
Unilever N.V. CVA (Netherlands)	91,011	5,023

		50,344

Financials—12.7%
Berkshire Hathaway, Inc. Class B (United States)(2)	32,412	5,490
HDFC Bank Ltd. (India)	317,715	8,120
Housing Development Finance Corp., Ltd. (India)	207,295	5,179
M&T Bank Corp. (United States)	9,132	1,479
PNC Financial Services Group, Inc. (The) (United States)	11,730	1,465
Wells Fargo & Co. (United States)	81,696	4,527

		26,260

Health Care—8.0%
Abbott Laboratories (United States)	71,808	3,491
Medtronic plc (United States)	43,895	3,896
Roche Holding AG (Switzerland)	14,360	3,657

	SHARES	VALUE
Health Care—(continued)
UnitedHealth Group, Inc. (United States)	29,153	$5,405

		16,449

Industrials—3.1%
Nielsen Holdings plc (United States)	84,150	3,253
RELX NV (Netherlands)	153,511	3,156

		6,409

Information Technology—26.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	32,840	4,627
Alphabet, Inc. Class C (United States)(2)	10,923	9,926
Facebook, Inc. Class A (United States)(2)	31,297	4,725
Mastercard, Inc. Class A (United States)	73,218	8,892
PayPal Holdings, Inc. (United States)(2)	87,905	4,718
SAP SE (Germany)	48,242	5,039
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	109,195	3,818
Tencent Holdings Ltd. (China)	122,852	4,393
Visa, Inc. Class A (United States)	90,524	8,489

		54,627

Materials—0.9%
Martin Marietta Materials, Inc. (United States)	8,548	1,903

Real Estate—1.6%
American Tower Corp. (United States)	24,477	3,239

TOTAL COMMON STOCKS (Identified Cost $138,141)		199,283

TOTAL LONG TERM INVESTMENTS—96.5% (Identified Cost $138,141)		199,283

TOTAL INVESTMENTS—96.5% (Identified Cost $138,141)		199,283	(1)
Other assets and liabilities, net—3.5%		7,152

NET ASSETS—100.0%		$206,435

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	57%
United Kingdom	7
India	7
China	5
Switzerland	4
Netherlands	4
Canada	3
Other	13

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$199,283	$199,283

Total Investments	$199,283	$199,283

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 17,693 were transferred from Level 2 into Level 1.

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.6%
Health Care—1.6%
Grifols SA Class B, 1.790% (Spain)	16,710	$353

TOTAL PREFERRED STOCK (Identified Cost $299)		353

COMMON STOCKS—96.0%
Consumer Discretionary—13.6%
Christian Dior SE (France)	878	251
Domino’s Pizza Group plc (United Kingdom)	96,098	368
Hermes International (France)	690	341
LVMH Moet Hennessy Louis Vuitton SE (France)	973	242
Paddy Power Betfair plc (Ireland)	5,262	562
Priceline Group, Inc. (The) (United States)(2)	512	958
Sodexo SA (France)(4)	2,880	372

		3,094

Consumer Staples—34.4%
Anheuser-Busch InBev NV (Belgium)	5,866	648
British American Tobacco plc (United Kingdom)	20,508	1,398
Diageo plc (United Kingdom)	8,473	250
Heineken NV (Netherlands)	4,076	396
L’Oreal SA (France)	1,596	333
Nestle S.A. Registered Shares (Switzerland)	12,374	1,077
Pernod Ricard SA (France)	1,711	229
Philip Morris International, Inc. (United States)	9,689	1,138
Reckitt Benckiser Group plc (United Kingdom)	11,360	1,152
Unilever NV CVA (Netherlands)	21,604	1,192

		7,813

Financials—8.5%
ABN AMRO Group NV CVA (Netherlands)(3)	9,262	246
Allied Irish Banks plc (Ireland)	44,063	249
Groupe Bruxelles Lambert SA (Belgium)	2,383	229
Lloyds Banking Group plc (United Kingdom)	152,839	132
Pargesa Holding SA (Switzerland)	1,635	124
Reinet Investments SCA (Luxembourg)	6,447	158
Svenska Handelsbanken AB Class A (Sweden)	15,708	225
Swedbank AB Class A (Sweden)	12,717	310
UBS Group AG Registered Shares (Switzerland)	14,882	252

		1,925

Health Care—12.1%
Coloplast A/S Class B (Denmark)	4,976	416

	SHARES	VALUE
Health Care—(continued)
Essilor International SA (France)	4,211	$536
Fresenius Medical Care AG & Co. KGaA (Germany)	7,494	720
Grifols SA (Spain)	9,042	252
Roche Holding AG (Switzerland)	3,299	840

		2,764

Industrials—14.0%
Aena SA (Spain)(3)	3,497	683
Ald SA (United Kingdom)(2)(3)	15,170	238
Bureau Veritas SA (France)	9,928	220
DCC plc (Ireland)	3,639	331
DKSH Holding AG (Switzerland)	2,625	213
RELX NV (Netherlands)	30,300	623
Teleperformance (France)	2,953	378
Vinci SA (France)	5,887	503

		3,189

Information Technology—9.3%
Accenture plc Class A (United States)	6,295	779
Amadeus IT Group SA (Spain)	7,767	464
SAP SE (Germany)	8,327	870

		2,113

Materials—3.0%
Air Liquide SA (France)	3,568	441
HeidelbergCement AG (Germany)	2,516	243

		684

Real Estate—1.1%
Unibail-Rodamco SE (Netherlands)	998	252

TOTAL COMMON STOCKS (Identified Cost $16,965)		21,834

TOTAL LONG TERM INVESTMENTS—97.6% (Identified Cost $17,264)		22,187

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 1.160%)(5)(6)	273,200	273

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $273)		273

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—98.8% (Identified Cost $17,537)	$22,460	(1)
Other assets and liabilities, net—1.2%	277

NET ASSETS—100.0%	$22,737

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $1,167 or 5.1% of net assets.
(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
France	17%
United Kingdom	16
United States	14
Netherlands	12
Switzerland	11
Germany	8
Spain	8
Other	14

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$21,834	$21,834
Preferred Stocks	353	353
Securities Lending Collateral	273	273

Total Investments	$22,460	$22,460

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held as of June 30, 2017.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust (the “Trust”), a trust consisting of 28 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund doing so is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2017, the following Funds had securities on loan:

Fund	Market value	Collateral
Horizon International Wealth Masters Fund	$86	$94
Horizon Wealth Masters Fund	6,511	6,605
Vontobel Emerging Markets Opportunities Fund	80,643	81,775
Vontobel Foreign Opportunities Fund	8,986	9,531
Vontobel Greater European Opportunities Fund	259	273

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

D. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following Funds held securities considered to be illiquid at June 30, 2017:

	Fund Aggregate Value ($ reported in 000’s)	% of Fund’s net assets
Duff & Phelps Global Real Estate Securities Fund	$0	0.0%
Duff & Phelps International Real Estate Fund	10	0.0
Newfleet Bond Fund	228	0.3
Newfleet High Yield Fund	96	0.1
Newfleet Multi-Sector Intermediate Bond Fund	843	0.2
Newfleet Multi-Sector Short Term Bond Fund	134	0.0
Newfleet Senior Floating Rate Fund	4,424	0.8

At June 30, 2017, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$67,423	$4,060	$(23,212)	$(19,152)
Duff & Phelps Global Infrastructure Fund	99,788	18,411	(3,758)	14,653
Duff & Phelps Global Real Estate Securities Fund	178,199	17,822	(7,863)	9,959
Duff & Phelps International Equity Fund	3,425	600	(55)	545
Duff & Phelps International Real Estate Securities Fund	21,979	2,268	(285)	1,983
Duff & Phelps Real Estate Securities Fund	735,802	292,738	(29,625)	263,113
Equity Trend Fund	490,731	93,290	(3,910)	89,380
Global Equity Trend Fund	13,280	1,985	(59)	1,926
Herzfeld Fund	59,800	4,351	(129)	4,222
Horizon International Wealth Masters Fund	5,451	932	(306)	626
Horizon Wealth Masters Fund	70,731	12,750	(3,764)	8,986
KAR Emerging Markets Small Cap Fund	7,381	1,232	(151)	1,081
KAR International Small-Cap Fund	175,041	19,397	(1,285)	18,112
Multi-Asset Trend Fund	84,388	7,535	(653)	6,882
Newfleet Bond Fund	70,009	1,679	(552)	1,127
Newfleet CA Tax-Exempt Bond	25,492	1,277	(150)	1,127
Newfleet High Yield Fund	68,562	2,225	(1,238)	987
Newfleet Low Duration Income Fund	351,641	2,256	(1,000)	1,256
Newfleet Multi-Sector Intermediate Bond Fund	343,824	8,782	(9,827)	(1,045)
Newfleet Multi-Sector Short Term Bond Fund	7,097,269	110,641	(80,002)	30,639
Newfleet Senior Floating Rate Fund	633,393	3,553	(10,462)	(6,909)
Newfleet Tax-Exempt Bond Fund	159,465	8,738	(1,229)	7,509
Rampart Low Volatility Equity Fund	2,379	1	—	1
Rampart Low Volatility Equity Fund (written options)	(2)	1	—	1
Sector Trend Fund	264,062	36,516	(3,008)	33,508
Vontobel Emerging Markets Opportunities Fund	6,514,633	1,453,015	(201,884)	1,251,131
Vontobel Foreign Opportunities Fund	954,348	466,688	(8,587)	458,101
Vontobel Global Opportunities Fund	138,299	61,942	(958)	60,984
Vontobel Greater European Opportunities Fund	17,675	4,810	(25)	4,785

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification was granted by the court. Virtus and its affiliates, including the Adviser, believe that the suit is without merit and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification was denied by the court. On July 28, 2017 plaintiffs filed a motion for leave to amend the Second Amended Complaint to which defendants filed an opposition on August 11, 2017. Oral argument on the motion is scheduled for September 7, 2017. Virtus and its affiliates, including the Adviser, believe that the suit has no basis in law or fact and intend to defend it vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that the following subsequent events require recognition or disclosure in these Notes to Schedules of Investments.

Effective August 25, 2017, Rampart Investment Management Company, LLC will begin serving as subadviser to each of the following Funds: Virtus Alternatives Diversifier Fund, Virtus Equity Trend Fund, Virtus Global Equity Trend Fund, Virtus Multi-Asset Trend Fund, and Virtus Sector Trend Fund, each a series of Virtus Opportunities Trust.

Additionally, effective September 26, 2017, each Fund’s name will change as shown in the table below:

Current Name:	New Name:
Virtus Alternatives Diversifier Fund	Virtus Rampart Alternatives Diversifier Fund
Virtus Equity Trend Fund	Virtus Rampart Equity Trend Fund
Virtus Global Equity Trend Fund	Virtus Rampart Global Equity Trend Fund
Virtus Multi-Asset Trend Fund	Virtus Rampart Multi-Asset Trend Fund
Virtus Sector Trend Fund	Virtus Rampart Sector Trend Fund

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/29/2017

* Print the name and title of each signing officer under his or her signature.